UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6200

Schwab Investments

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Investments

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 627-7000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2015

Item 1: Report(s) to Shareholders.

Annual report dated August 31, 2015, enclosed.
Schwab Bond Funds

Schwab Short-Term
Bond Market Fund™
Schwab Intermediate-Term
Bond Fund™
Schwab Total
Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation
Protected Securities Index Fund
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Schwab Bond Funds
Annual Report
August 31, 2015
Schwab Short-Term
Bond Market Fund
Schwab Intermediate-Term
Bond Fund
Schwab Total
Bond Market Fund
Schwab GNMA Fund
Schwab Treasury Inflation
Protected Securities Index Fund

This page is intentionally left blank.

Five ways for investors to include bond funds in an asset allocation strategy.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Returns for the 12 Months Ended August 31, 2015
Schwab Short-Term Bond Market Fund (Ticker Symbol: SWBDX)	0.89%
Barclays U.S. Government/Credit: 1-5 Years Index	1.27%
Fund Category: Morningstar Short-Term Bond	0.17%
Performance Details	pages 6-7

Schwab Intermediate-Term Bond Fund (Ticker Symbol: SWIIX)	1.47%
Barclays U.S. Intermediate Aggregate Bond Index	1.88%
Fund Category: Morningstar Intermediate-Term Bond	0.44%
Performance Details	pages 8-9

Schwab Total Bond Market Fund (Ticker Symbol: SWLBX)	1.25%
Barclays U.S. Aggregate Bond Index	1.56%
Fund Category: Morningstar Intermediate-Term Bond	0.44%
Performance Details	pages 10-11

Schwab GNMA Fund (Ticker Symbol: SWGSX)	1.80%
Barclays GNMA Index	2.14%
Fund Category: Morningstar Intermediate Government	1.59%
Performance Details	pages 12-13

Schwab ® Treasury Inflation Protected Securities Index Fund (Ticker Symbol: SWRSX)	-2.90%
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	-2.73%
Fund Category: Morningstar Inflation Protected Bond	-4.00%
Performance Details	pages 14-15

Minimum Initial Investment[1]	$100
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	Please see prospectus for further detail and eligibility requirements.
2Schwab Taxable Bond Funds

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, our goal is to provide foundational products with consistent performance that help investors to build well-diversified portfolios. The Schwab Bond Funds represent an important part of our product line-up, offering a range of solutions for the fixed income portion of an investor’s portfolio.
For the 12-month reporting period ended August 31, 2015, the funds produced total returns that were generally aligned with their respective benchmarks. The Federal Reserve (the Fed) concluded its quantitative easing policies in October 2014 as the economy showed signs of strength, although speculation continued surrounding the timing of a potential short-term interest rate increase. As short-term interest rates are directly influenced by Fed policy, short-term yields have generally risen over the reporting period. Intermediate- and long-term yields, which are not directly tied to Fed decisions, have generally fallen. Additionally, corporate bond yields increased versus Treasury yields, due to several factors, including new supply, international developments in Greece and in China, falling commodity prices, and the strength of the U.S. dollar. Treasury Inflation Protected Securities underperformed most other U.S. bond sectors, due in part to the sharp decline in commodity prices which contributed to muted inflation. Reflecting these conditions, the Barclays U.S. Aggregate Bond Index returned 1.6% and the Barclays U.S. TIPS Index returned -2.7% for the 12-month reporting period.
The speculation surrounding the timing of an increase in short-term interest rates was complicated by global market volatility late in the reporting period. Because bond prices and yields move in opposite directions, a bond’s total return is affected by changes in interest rates. Prices on bonds and bond funds tend to fall when yields rise, and this risk could increase as economic
Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries
Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Schwab Taxable Bond Funds3

From the President continued

For the 12-month reporting period ended August 31, 2015, the funds produced total returns that were generally aligned with their respective benchmarks.

conditions improve. To address this risk, we employ stress and market scenario testing to analyze the potential performance of our funds under various market conditions, including an increase in short-term interest rates.
For more information about the Schwab Bond Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-800-435-4000.
Sincerely,
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
4Schwab Taxable Bond Funds

Fund Management
Matthew Hastings, CFA, Vice President and Head of Taxable Bond Strategies, leads the portfolio management team for Schwab’s taxable bond funds and the Schwab Fixed Income ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Hung, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for the Schwab GNMA Fund and Schwab Treasury Inflation Protected Securities Index Fund. His primary focus is corporate bonds. Prior to joining CSIM in 1999, Mr. Hung was an associate in Schwab’s management training program for nine months. In that role, he worked as a clerk on the Options Trading Floor of the Pacific Coast Stock Exchange.

Alfonso Portillo, Jr., Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for the Schwab Short-Term Bond Market Fund and Schwab Treasury Inflation Protected Securities Index Fund. His primary focus is securitized products. Prior to joining CSIM in 2007, Mr. Portillo worked for ten years at Pacific Investment Management Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.

Steven Chan, CFA, Managing Director and Portfolio Manager, is responsible for the day-to-day co-management of the funds. His primary focus is government securities, including Treasury inflation-protected securities. Mr. Chan has been a portfolio manager with CSIM since 2007, and has held a number of positions at the firm since beginning his tenure in 1996. His previous roles include managing the Portfolio Operations and Analytics group, and working as a senior manager in Finance. Prior to joining CSIM, Mr. Chan was a manager of finance at GT Capital Management.

Brandon Matsui, CFA, Managing Director and Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Matsui was an associate portfolio manager on the Beta Management team at BNY Mellon for 11 months. Prior to that, Mr. Matsui spent five years at BlackRock Solutions, where he served as an analyst in the portfolio analytics group, and also a risk analytics manager for their corporate, asset management, and pension clients.
Schwab Taxable Bond Funds5

Schwab Short-Term Bond Market Fund
The Schwab Short-Term Bond Market Fund (the fund) seeks high current income by tracking the performance of the Barclays U.S. Government/Credit: 1–5 Years Index (the comparative index). To pursue its goal, the fund primarily invests in a diversified portfolio of debt instruments designed to track the performance of the comparative index. The fund uses the comparative index as a guide in structuring the fund’s portfolio and selecting its investments. However, the fund is not required to invest any percentage of its assets in the securities represented in the comparative index. For more information about the fund’s investment objective, please see the fund’s prospectus.
Market Highlights. U.S. bond yield changes were minimal for the reporting period – shorter-term yields rose only slightly on growing expectations of a Federal Reserve interest-rate hike; longer-term yields fell, but only minimally. In October 2014, the Fed concluded its bond-buying program, but implementation of its widely anticipated rate hike was continually delayed amid ongoing mixed economic signals. As of the period-end, no action had been taken.
During the reporting period, commodity prices fell, in part due to China’s slowing growth and demand. Geopolitical unrest was exacerbated by a face-off between Greece and the European Union, along with an economic slowdown in the Eurozone. The U.S. economy remained relatively stable, and the U.S. dollar strengthened against multiple foreign currencies, which hurt U.S. export-sensitive companies. Late in the reporting period, volatility in the stock market increased. Ten-year U.S. Treasury yields, influenced by these and other factors, were quite volatile, fluctuating between a high of 2.62% in September 2014 and a low of 1.64% in January 2015, ending the reporting period at 2.22%. Although changes in shorter-term yields were driven primarily by anticipation of Fed action, they too fluctuated throughout the period. For the one-year period, however, 1-, 2- and 3-year Treasuries were up only 0.29%, 0.25% and 0.12%, respectively. Despite these returns, U.S. Treasuries offered higher yields than many European government bonds.
With a record issuance of new corporate bonds over the period, the category as a whole underperformed other bond categories for the period. Mortgage-backed securities outperformed U.S. Treasuries, as investors gravitated toward potentially higher-yielding investments but with less risk than corporates in the continuing low-yield environment.
Performance. The fund returned 0.89% for the 12-month reporting period ended August 31, 2015, while the comparative index returned 1.27%.
Positioning and Strategies. The fund closely tracked the primary risk exposures of the comparative index, which meant keeping the fund’s credit quality, duration, and sector allocations similarly aligned. The fund’s underperformance was primarily attributable to expenses, transaction costs, and pricing differences between fund holdings and index pricing. Also, given the large number of securities in the comparative index, the fund employs a sampling strategy, which can lead to performance differences relative to the index.
As of 8/31/15:

Portfolio Composition % of investments
These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type[1]
U.S. Government and Government Agencies	65.7%
Corporate Bonds	25.8%
Foreign Government Securities	7.5%
Municipal Bonds	0.2%
Other Investment Companies	0.8%
By Credit Quality[2]
AAA	70.4%
AA	3.7%
A	11.9%
BBB	13.0%
BB	0.4%
Short-Term Ratings[3]	0.6%
Weighted Average Maturity[4]	2.8 Yrs
Weighted Average Duration[4]	2.7 Yrs
Management views and portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
[3]	Consists of cash-equivalent investments.
[4]	See Glossary for definitions of maturity and duration.
6Schwab Taxable Bond Funds

Schwab Short-Term Bond Market Fund
Performance and Fund Facts as of 8/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
August 31, 2005 – August 31, 2015
Performance of Hypothetical
$10,000 Investment1,3

Average Annual Returns1,2,3
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Short-Term Bond Market Fund (11/5/91)	0.89%	1.21%	1.61%
Barclays U.S. Government/Credit: 1-5 Years Index	1.27%	1.58%	3.33%
Fund Category: Morningstar Short-Term Bond	0.17%	1.57%	2.86%
Fund Expense Ratios4: Net 0.29%; Gross 0.62%

Yields1
30-Day SEC Yield[3]	0.98%
30-Day SEC Yield-No Waiver[5]	0.67%
12-Month Distribution Yield[3]	1.00%
Management views and portfolio holdings may have changed since the report date.
For index definitions, please see the Glossary.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
Schwab Taxable Bond Funds7

Schwab Intermediate-Term Bond Fund
The Schwab Intermediate-Term Bond Fund (the fund) seeks total return. Under normal circumstances, the fund invests at least 80% of its net assets (net assets plus borrowings for investment purposes) in debt instruments. For more information about the fund’s investment objective, please see the fund’s prospectus.
Market Highlights. U.S. bond yield changes were minimal for the reporting period – shorter-term yields rose only slightly on growing expectations of a Federal Reserve interest-rate hike; longer-term yields fell, but only minimally. In October 2014, the Fed concluded its bond-buying program, but implementation of its widely anticipated rate hike was continually delayed amid ongoing mixed economic signals. As of the period-end, no action had been taken.
During the reporting period, commodity prices fell, in part due to China’s slowing growth and demand. Geopolitical unrest was exacerbated by a face-off between Greece and the European Union, along with an economic slowdown in the Eurozone. The U.S. economy remained relatively stable, and the U.S. dollar strengthened against multiple foreign currencies, which hurt U.S. export-sensitive companies. Late in the reporting period, volatility in the stock market increased. Ten-year U.S. Treasury yields, influenced by these and other factors, were quite volatile, fluctuating between a high of 2.62% in September 2014 and a low of 1.64% in January 2015, ending the reporting period at 2.22%. Although changes in shorter-term yields were driven primarily by anticipation of Fed action, they too fluctuated throughout the period. For the one-year period, however, 1-, 2- and 3-year Treasuries were up only 0.29%, 0.25% and 0.12%, respectively. Despite these returns, U.S. Treasuries offered higher yields than many European government bonds.
With a record issuance of new corporate bonds over the period, the category as a whole underperformed other bond categories for the period. Mortgage-backed securities outperformed U.S. Treasuries, as investors gravitated toward potentially higher-yielding investments but with less risk than corporates in the continuing low-yield environment.
Performance. The fund returned 1.47% for the 12-month reporting period ended August 31, 2015, while the Barclays U.S. Intermediate Aggregate Bond Index (the comparative index) returned 1.88%.
Positioning and Strategies. The investment adviser implemented several strategies expected to help the fund’s performance. Corporate bonds with maturities of less than two years and mortgage-backed securities were conservatively overweighted relative to the comparative index. The fund’s duration positioning was similar to that of the comparative index.
Mortgage-backed security holdings generally supported the fund’s performance. The fund focused on securities that were expected to realize slower prepayments on their underlying mortgages, maintaining the higher-yielding benefits offered by those securities. The general widening of credit spread over the period worked against the fund, however, as its corporate bonds underperformed. Together, however, the impact of the two strategies essentially offset each other, resulting in fund performance essentially aligned with that of the comparative index.
In addition, the fund held positions in TBAs, or “to be announced” securities, which are mortgage-backed bonds that settle on a forward date. The fund’s average month-end position in these securities was 5.1%, with a minimum exposure of 3.9% and maximum exposure of 5.6% over the period.
As of 8/31/15:

Portfolio Composition % of investments
These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type[1]
U.S. Government and Government Agencies	34.9%
Mortgage-Backed Securities[2]	33.1%
Corporate Bonds	21.8%
Foreign Government Securities	4.4%
Commercial Mortgage-Backed Securities	3.3%
Short-Term Investment	2.2%
Asset-Backed Obligations	0.3%
By Credit Quality[3]
AAA	73.7%
AA	1.2%
A	7.9%
BBB	14.7%
BB	0.5%
Unrated Securities	2.0%
Weighted Average Maturity[4]	4.7 Yrs
Weighted Average Duration[4]	3.9 Yrs
Management views and portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 5.0% of net assets on August 31, 2015.
[3]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
[4]	See Glossary for definitions of maturity and duration.
8Schwab Taxable Bond Funds

Schwab Intermediate-Term Bond Fund
Performance and Fund Facts as of 8/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
October 31, 2007 – August 31, 2015
Performance of Hypothetical
$10,000 Investment1,3,4

Average Annual Returns1,2,3,4
Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab Intermediate-Term Bond Fund (10/31/07)	1.47%	2.43%	4.36%
Barclays U.S. Intermediate Aggregate Bond Index	1.88%	2.59%	4.18%
Fund Category: Morningstar Intermediate-Term Bond	0.44%	3.19%	4.37%
Fund Expense Ratios5: Net 0.45%; Gross 0.64%

Yields1
30-Day SEC Yield[3]	1.67%
30-Day SEC Yield-No Waiver[6]	1.52%
12-Month Distribution Yield[3]	2.06%
Management views and portfolio holdings may have changed since the report date.
For index definitions, please see the Glossary.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	On August 10, 2009, the Investor Share class, Select Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
Schwab Taxable Bond Funds9

Schwab Total Bond Market Fund
The Schwab Total Bond Market Fund (the fund) seeks high current income by tracking the performance of the Barclays U.S. Aggregate Bond Index (the comparative index). To pursue its goal, the fund primarily invests in a diversified portfolio of debt instruments designed to track the performance of the comparative index. The fund uses the comparative index as a guide in structuring the fund’s portfolio and selecting its investments. However, the fund is not required to invest any percentage of its assets in the securities represented in the comparative index. For more information about the fund’s investment objective, please see the fund’s prospectus.
Market Highlights. U.S. bond yield changes were minimal for the reporting period – shorter-term yields rose only slightly on growing expectations of a Federal Reserve interest-rate hike; longer-term yields fell, but only minimally. In October 2014, the Fed concluded its bond-buying program, but implementation of its widely anticipated rate hike was continually delayed amid ongoing mixed economic signals. As of the period-end, no action had been taken.
During the reporting period, commodity prices fell, in part due to China’s slowing growth and demand. Geopolitical unrest was exacerbated by a face-off between Greece and the European Union, along with an economic slowdown in the Eurozone. The U.S. economy remained relatively stable, and the U.S. dollar strengthened against multiple foreign currencies, which hurt U.S. export-sensitive companies. Late in the reporting period, volatility in the stock market increased. Ten-year U.S. Treasury yields, influenced by these and other factors, were quite volatile, fluctuating between a high of 2.62% in September 2014 and a low of 1.64% in January 2015, ending the reporting period at 2.22%. Although changes in shorter-term yields were driven primarily by anticipation of Fed action, they too fluctuated throughout the period. For the one-year period, however, 1-, 2- and 3-year Treasuries were up only 0.29%, 0.25% and 0.12%, respectively. Despite these returns, however, U.S. Treasuries offered higher yields than many European government bonds.
With a record issuance of new corporate bonds over the period, the category as a whole underperformed other bond categories for the period. Mortgage-backed securities outperformed U.S. Treasuries, as investors gravitated toward potentially higher-yielding investments but with less risk than corporates in the continuing low-yield environment.
Performance. The fund returned 1.25% for the 12-month reporting period ended August 31, 2015, while the comparative index returned 1.56%.
Positioning and Strategies. The fund closely tracked the primary risk exposures of the comparative index, which meant keeping the fund’s credit quality, duration, and sector allocations similarly aligned. The fund’s underperformance was primarily attributable to expenses, transaction costs, and pricing differences between fund holdings and index pricing. Also, given the large number of securities in the comparative index, the fund employs a sampling strategy, which can lead to performance differences relative to the index.
In addition, the fund held positions in TBAs, or “to be announced” securities, which are mortgage-backed bonds that settle on a forward date. The fund’s average month-end position in these securities was 5.6%, with a minimum exposure of 4.5% and maximum exposure of 6.5% over the period.
As of 8/31/15:

Portfolio Composition % of investments
These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type[1]
U.S. Government and Government Agencies	36.8%
Mortgage-Backed Securities[2]	26.7%
Corporate Bonds	22.4%
Short-Term Investments	6.0%
Foreign Government Securities	4.8%
Commercial Mortgage-Backed Securities	1.8%
Municipal Bonds	0.9%
Asset-Backed Obligations	0.5%
Other Investment Companies	0.1%
By Credit Quality[3]
AAA	74.0%
AA	2.9%
A	10.1%
BBB	12.4%
BB	0.4%
Short-Term Ratings	0.0% [4]
Unrated Securities	0.2%
Weighted Average Maturity[5]	7.4 Yrs
Weighted Average Duration[5]	5.3 Yrs
Management views and portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 6.0% of net assets on August 31, 2015.
[3]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
[4]	Less than 0.05%. Consists of cash-equivalent investments.
[5]	See Glossary for definitions of maturity and duration.
10Schwab Taxable Bond Funds

Schwab Total Bond Market Fund
Performance and Fund Facts as of 8/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
August 31, 2005 – August 31, 2015
Performance of Hypothetical
$10,000 Investment1,3

Average Annual Returns1,2,3
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Total Bond Market Fund (3/5/93)	1.25%	2.62%	2.93%
Barclays U.S. Aggregate Bond Index	1.56%	2.98%	4.46%
Fund Category: Morningstar Intermediate-Term Bond	0.44%	3.19%	4.16%
Fund Expense Ratios4: Net 0.29%; Gross 0.55%

Yields1
30-Day SEC Yield[3]	1.96%
30-Day SEC Yield-No Waiver[5]	1.71%
12-Month Distribution Yield[3]	2.22%
Management views and portfolio holdings may have changed since the report date.
For index definitions, please see the Glossary.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.The investment adviser and its affiliates have agreed to advance the fund certain litigation expenses in connection with certain legal matters (excluding amounts paid in connection with judgments and settlements) to the extent necessary to maintain these expense limitations. These advances are subject to repayment by the fund to the extent the litigation expenses are subsequently paid or reimbursed to the fund by its insurance carriers.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
Schwab Taxable Bond Funds11

Schwab GNMA Fund
The Schwab GNMA Fund (the fund) seeks high current income consistent with preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets in Government National Mortgage Association (GNMA) securities. For more information about the fund’s investment objective, please see the fund’s prospectus.
Market Highlights. U.S. bond yield changes were minimal for the reporting period – shorter-term yields rose only slightly on growing expectations of a Federal Reserve interest-rate hike; longer-term yields fell, but only minimally. In October 2014, the Fed concluded its bond-buying program, but implementation of its widely anticipated rate hike was continually delayed amid ongoing mixed economic signals. As of the period-end, no action had been taken.
During the reporting period, commodity prices fell, in part due to China’s slowing growth and demand. Geopolitical unrest was exacerbated by a face-off between Greece and the European Union, along with an economic slowdown in the Eurozone. The U.S. economy remained relatively stable, and the U.S. dollar strengthened against multiple foreign currencies, which hurt U.S. export-sensitive companies. Late in the reporting period, volatility in the stock market increased. Ten-year U.S. Treasury yields, influenced by these and other factors, were quite volatile, fluctuating between a high of 2.62% in September 2014 and a low of 1.64% in January 2015, ending the reporting period at 2.22%. Although changes in shorter-term yields were driven primarily by anticipation of Fed action, they too fluctuated throughout the period. For the one-year period, however, 1-, 2- and 3-year Treasuries were up only 0.29%, 0.25% and 0.12%, respectively. Despite these returns, however, U.S. Treasuries offered higher yields than many European government bonds.
With a record issuance of new corporate bonds over the period, the category as a whole underperformed other bond categories for the period. Mortgage-backed securities outperformed U.S. Treasuries, as investors gravitated toward potentially higher-yielding investments but with less risk than corporates in the continuing low-yield environment.
Performance. The fund returned 1.80% for the 12-month reporting period that ended August 31, 2015, while its comparative index, the Barclays GNMA Index (the comparative index), returned 2.14%.
Positioning and Strategies. The investment adviser implemented multiple strategies that generally enhanced the fund’s performance. Among the most successful was an overweight to mortgage-backed securities whose underlying mortgages were expected to realize relatively slower prepayments, in lieu of newer-production, lower-rate mortgages. This strategy helped the fund maintain its income stream as the fund realized prepayments at a slower rate than the index did. This was achieved through the fund’s holding of mortgage-backed securities with interest rates of 5.5% or more, which appreciated as long-term interest rates modestly declined.
Detracting from fund performance, asset prices in the fund’s portfolio were higher than those in the index, leading to the fund’s higher prepayment losses. Prepayment losses are generally higher as asset prices rise. However, the overall impact of these two strategies together contributed positively to the fund’s return.
In addition, the fund held positions in TBA, or “to be announced” securities, which are mortgage-backed securities that settle on a forward date. The average fund’s month-end position in these securities was 18.5%, with a minimum exposure of 9.6% and maximum exposure of 25.5% over the period.
As of 8/31/15:

Portfolio Composition % of investments
These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type[1]
Mortgage-Backed Securities[2]	84.5%
Short-Term Investments	15.3%
Other Investment Company	0.2%
By Credit Quality[3]
AAA	84.1%
Short-Term Ratings[4]	0.2%
Unrated Securities	15.7%
Weighted Average Maturity[5]	5.7 Yrs
Weighted Average Duration[5]	3.9 Yrs
Management views and portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 25.4% of net assets on August 31, 2015.
[3]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
[4]	Consists of cash-equivalent investments.
[5]	See Glossary for definitions of maturity and duration.
12Schwab Taxable Bond Funds

Schwab GNMA Fund
Performance and Fund Facts as of 8/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
August 31, 2005 – August 31, 2015
Performance of Hypothetical
$10,000 Investment1,3,4

Average Annual Returns1,2,3,4
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab GNMA Fund (3/3/03)	1.80%	2.56%	4.23%
Barclays GNMA Index	2.14%	2.88%	4.65%
Fund Category: Morningstar Intermediate Government	1.59%	2.10%	3.78%
Fund Expense Ratios5: Net 0.57%; Gross 0.66%

Yields1
30-Day SEC Yield[3]	1.78%
30-Day SEC Yield-No Waiver[6]	1.70%
12-Month Distribution Yield[3]	2.39%
Management views and portfolio holdings may have changed since the report date.
For index definitions, please see the Glossary.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	On August 10, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. Includes 0.02% interest expenses relating to Treasury Market Practices Group (TMPG) fails charges for the year ended 8/31/2014. For actual ratios during the period, refer to the Financial Highlights section of the financial statements (for the year ended 8/31/2015, the net expense ratio for GNMA is 0.56% and includes 0.01% interest expenses relating to TMPG fails charges).
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
Schwab Taxable Bond Funds13

Schwab Treasury Inflation Protected Securities Index Fund
The Schwab Treasury Inflation Protected Securities Index Fund (the fund) seeks to track as closely as possible, before fees and expenses, the price and yield performance of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the comparative index). Under normal circumstances, the fund will invest at least 90% of its net assets in securities included in the comparative index. For more information about the fund’s investment objective, please see the fund’s prospectus.
Market Highlights. U.S. bond yield changes were minimal for the reporting period – shorter-term yields rose only slightly on growing expectations of a Federal Reserve interest-rate hike; longer-term yields fell, but only minimally. In October 2014, the Fed concluded its bond-buying program, but implementation of its widely anticipated rate hike was continually delayed amid ongoing mixed economic signals. As of the period-end, no action had been taken.
During the reporting period, commodity prices fell, in part due to China’s slowing growth and demand. Geopolitical unrest was exacerbated by a face-off between Greece and the European Union, along with an economic slowdown in the Eurozone. The U.S. economy remained relatively stable, and the U.S. dollar strengthened against multiple foreign currencies, which hurt U.S. export-sensitive companies. Late in the reporting period, volatility in the stock market increased. Ten-year U.S. Treasury yields, influenced by these and other factors, were quite volatile, fluctuating between a high of 2.62% in September 2014 and a low of 1.64% in January 2015, ending the reporting period at 2.22%. Although changes in shorter-term yields were driven primarily by anticipation of Fed action, they too fluctuated throughout the period.
Against this backdrop, U.S. Treasury yields generally outperformed lower credit–quality bonds, as investors sought safety. TIPS, however, underperformed against most U.S. bond sectors. The primary driver of TIPS’ performance was the dramatic decline in oil prices over the period. Falling oil prices led to lower headline inflation rates, as measured by the CPI-NSA (the index against which the principal of TIPS is adjusted), which fell 2.7%. This resulted in negative inflation accrual during the period and contributed to TIPS’ negative total return over the 12-month reporting period.
Performance. The fund returned –2.90% for the 12-month period ended August 31, 2015, while the comparative index returned –2.73%.
Positioning and Strategies. Consistent with its objective and strategies, the fund closely tracked the primary risk exposures of the comparative index, which meant keeping the fund’s duration and maturity allocations similarly aligned. The fund’s underperformance was primarily attributable to expenses.
As of 8/31/15:

Portfolio Composition % of investments
These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type[1]
U.S. Government Securities	99.9%
Other Investment Company	0.1%
By Credit Quality[2]
AAA	99.9%
Short-Term Ratings[3]	0.1%
Weighted Average Maturity[4]	8.6 Yrs
Weighted Average Duration[4]	7.8 Yrs
Management views and portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
[3]	Consists of cash-equivalent investments.
[4]	See Glossary for definitions of maturity and duration.
14Schwab Taxable Bond Funds

Schwab Treasury Inflation Protected Securities Index Fund
Performance and Fund Facts as of 8/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
March 31, 2006 – August 31, 2015
Performance of Hypothetical
$10,000 Investment1,3,4

Average Annual Returns1,2,3,4
Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab® Treasury Inflation Protected Securities Index Fund (3/31/06)	-2.90%	2.46%	4.01%
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	-2.73%	2.79%	4.56%
Fund Category: Morningstar Inflation Protected Bond	-4.00%	1.88%	3.62%
Fund Expense Ratios5: Net 0.19%; Gross 0.61%

Yields1
30-Day SEC Yield[3]	4.24%
30-Day SEC Yield-No Waiver[6]	3.77%
12-Month Distribution Yield[3]	1.55%
Management views and portfolio holdings may have changed since the report date.
For index definitions, please see the Glossary.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	On August 10, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
Schwab Taxable Bond Funds15

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2015 and held through August 31, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 3/1/15	Ending Account Value (Net of Expenses) at 8/31/15	Expenses Paid During Period[2] 3/1/15–8/31/15
Schwab Short-Term Bond Market Fund
Actual Return	0.29%	$1,000.00	$ 1,003.00	$1.46
Hypothetical 5% Return	0.29%	$1,000.00	$ 1,023.74	$1.48
Schwab Intermediate-Term Bond Fund
Actual Return	0.45%	$1,000.00	$ 998.90	$ 2.27
Hypothetical 5% Return	0.45%	$1,000.00	$ 1,022.93	$ 2.29
Schwab Total Bond Market Fund
Actual Return	0.29%	$1,000.00	$ 991.10	$1.46
Hypothetical 5% Return	0.29%	$1,000.00	$ 1,023.74	$1.48
Schwab GNMA Fund
Actual Return	0.56%	$1,000.00	$ 999.30	$ 2.82
Hypothetical 5% Return	0.56%	$1,000.00	$1,022.38	$ 2.85
Schwab Treasury Inflation Protected Securities Index Fund
Actual Return	0.19%	$1,000.00	$ 977.70	$ 0.95
Hypothetical 5% Return	0.19%	$1,000.00	$ 1,024.24	$ 0.97

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
16Schwab Taxable Bond Funds

Schwab Short-Term Bond Market Fund
Financial Statements
Financial Highlights
	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11
Per-Share Data ($)
Net asset value at beginning of period	9.29	9.21	9.33	9.27	9.19
Income (loss) from investment operations:
Net investment income (loss)	0.09 [1]	0.08	0.07	0.10	0.12
Net realized and unrealized gains (losses)	(0.01)	0.08	(0.12)	0.06	0.08
Total from investment operations	0.08	0.16	(0.05)	0.16	0.20
Less distributions:
Distributions from net investment income	(0.09)	(0.08)	(0.07)	(0.10)	(0.12)
Net asset value at end of period	9.28	9.29	9.21	9.33	9.27
Total return (%)	0.89	1.72	(0.49)	1.74	2.23
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.29	0.29	0.29	0.29	0.49 [2]
Gross operating expenses	0.61	0.62	0.61	0.62	0.62
Net investment income (loss)	0.99	0.85	0.80	1.07	1.34
Portfolio turnover rate[3]	63	67	77	92	94
Net assets, end of period ($ x 1,000,000)	379	438	439	443	267

1
Calculated based on the average shares outstanding during the period.
2
Effective June 16, 2011, the net operating expense limitation was lowered. The ratio presented for period ended 8/31/11 is a blended ratio.
3
Includes to-be-announced (TBA) transactions (if any). See financial note 2.
See financial notes    17

Schwab Short-Term Bond Market Fund
Portfolio Holdings  as of August 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
65.6%	U.S. Government and Government Agencies	247,985,936	248,759,219
7.5%	Foreign Government Securities	28,324,665	28,388,814
25.8%	Corporate Bonds	97,956,762	97,762,167
0.2%	Municipal Bonds	874,021	879,599
0.8%	Other Investment Companies	3,076,155	3,076,155
99.9%	Total Investments	378,217,539	378,865,954
0.1%	Other Assets and Liabilities, Net		323,973
100.0%	Net Assets		379,189,927

Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Government and Government Agencies 65.6% of net assets
U.S. Government Agency Securities 6.6%
Fannie Mae
0.63%, 08/26/16	2,350,000	2,353,084
0.88%, 10/26/17	1,500,000	1,501,742
0.88%, 02/08/18	1,250,000	1,245,386
1.13%, 03/28/18 (b)	575,000	574,248
1.13%, 05/25/18 (b)	1,000,000	996,728
1.75%, 06/20/19	1,000,000	1,012,119
1.75%, 09/12/19	1,250,000	1,263,995
1.55%, 10/29/19 (b)	1,100,000	1,094,403
1.75%, 11/26/19	1,300,000	1,312,230
Federal Home Loan Bank
0.50%, 09/28/16	2,000,000	1,999,994
4.88%, 05/17/17	1,500,000	1,605,280
1.00%, 06/21/17	1,000,000	1,003,927
1.25%, 06/23/17 (b)	1,000,000	1,004,017
1.63%, 06/14/19	400,000	402,854
Freddie Mac
0.88%, 02/22/17	2,250,000	2,257,542
1.00%, 06/29/17	1,750,000	1,760,605
1.00%, 09/29/17	1,000,000	1,002,779
1.03%, 11/28/17 (b)	975,000	973,995
1.75%, 05/30/19	1,500,000	1,519,689
		24,884,617
Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Treasury Obligations 59.0%
U.S. Treasury Notes
0.38%, 10/31/16	1,750,000	1,747,813
3.13%, 10/31/16	2,000,000	2,060,820
0.63%, 11/15/16	6,500,000	6,508,846
4.63%, 11/15/16	3,500,000	3,673,404
0.50%, 11/30/16	2,000,000	1,999,544
0.88%, 11/30/16	1,750,000	1,757,644
2.75%, 11/30/16	2,500,000	2,569,410
0.63%, 12/15/16	4,000,000	4,004,452
0.88%, 12/31/16	6,500,000	6,528,249
3.25%, 12/31/16	6,000,000	6,213,222
0.88%, 01/31/17	1,000,000	1,004,121
0.88%, 02/28/17	2,600,000	2,610,546
0.75%, 03/15/17	3,000,000	3,006,249
1.00%, 03/31/17	2,000,000	2,011,758
0.50%, 04/30/17	4,000,000	3,990,288
0.88%, 04/30/17	4,500,000	4,515,732
3.13%, 04/30/17	600,000	624,504
0.88%, 05/15/17	2,000,000	2,006,966
0.63%, 05/31/17	10,000,000	9,990,100
2.75%, 05/31/17	1,500,000	1,553,799
0.88%, 06/15/17	1,000,000	1,003,105
0.63%, 06/30/17	4,500,000	4,494,641
0.75%, 06/30/17	2,250,000	2,251,890
2.50%, 06/30/17	800,000	826,026
0.88%, 07/15/17	3,700,000	3,710,478
0.50%, 07/31/17	4,000,000	3,982,472
2.38%, 07/31/17	1,000,000	1,031,126
0.88%, 08/15/17	2,000,000	2,004,714
0.63%, 08/31/17	2,500,000	2,494,465
1.00%, 09/15/17	3,000,000	3,013,632
0.75%, 10/31/17	3,500,000	3,494,281
1.88%, 10/31/17	1,000,000	1,022,090
0.63%, 11/30/17	5,000,000	4,972,690
2.25%, 11/30/17	1,500,000	1,546,221
0.88%, 01/31/18	4,750,000	4,745,298
1.00%, 02/15/18	2,500,000	2,504,200
0.75%, 02/28/18	1,250,000	1,243,978
1.00%, 03/15/18	2,000,000	2,002,604
0.75%, 03/31/18	1,000,000	994,479
0.63%, 04/30/18	4,500,000	4,457,111
1.00%, 05/31/18	4,300,000	4,298,628
1.38%, 06/30/18	1,500,000	1,514,394
1.50%, 08/31/18	5,250,000	5,313,094
1.38%, 09/30/18	3,500,000	3,527,069
1.25%, 10/31/18	3,000,000	3,009,513
1.25%, 11/30/18	3,000,000	3,007,383
1.38%, 12/31/18	4,000,000	4,022,368
1.50%, 01/31/19	4,500,000	4,540,109
1.50%, 02/28/19	5,000,000	5,042,710
1.63%, 03/31/19	4,000,000	4,049,296
1.63%, 04/30/19	3,500,000	3,541,311
1.50%, 05/31/19	6,750,000	6,794,651
1.63%, 06/30/19	2,250,000	2,274,433
1.63%, 08/31/19	3,000,000	3,029,004
1.75%, 09/30/19	6,000,000	6,082,968
1.25%, 10/31/19	1,000,000	993,346
1.50%, 10/31/19	1,300,000	1,304,096
1.50%, 11/30/19	4,250,000	4,262,257
1.63%, 12/31/19	4,750,000	4,785,007
1.38%, 02/29/20	6,700,000	6,674,004
1.38%, 03/31/20	3,000,000	2,985,273
18    See financial notes

Schwab Short-Term Bond Market Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 04/30/20	3,500,000	3,480,519
1.38%, 05/31/20	3,000,000	2,978,790
1.50%, 05/31/20	6,500,000	6,498,563
1.63%, 06/30/20	2,500,000	2,511,100
2.13%, 08/31/20	7,000,000	7,181,748
		223,874,602
Total U.S. Government and Government Agencies
(Cost $247,985,936)		248,759,219

Foreign Government Securities 7.5% of net assets
Foreign Agencies 2.7%
Austria 0.1%
Oesterreichische Kontrollbank AG
0.75%, 12/15/16	500,000	500,575
Brazil 0.1%
Petrobras Global Finance BV
3.00%, 01/15/19	500,000	436,795
Germany 1.3%
Kreditanstalt Fuer Wiederaufbau
4.88%, 01/17/17 (d)	2,200,000	2,325,041
0.88%, 12/15/17 (d)	500,000	498,307
4.50%, 07/16/18 (d)	1,000,000	1,092,517
1.88%, 04/01/19 (d)	300,000	304,819
1.88%, 06/30/20 (d)	500,000	504,194
Landwirtschaftliche Rentenbank
1.38%, 10/23/19 (d)	250,000	248,284
		4,973,162
Japan 0.4%
Japan Finance Corp.
1.75%, 11/13/18	100,000	100,770
2.13%, 02/07/19	1,000,000	1,018,585
1.75%, 05/28/20	250,000	248,465
Japan Finance Organization for Municipalities
5.00%, 05/16/17	200,000	213,309
		1,581,129
Mexico 0.3%
Pemex Project Funding Master Trust
5.75%, 03/01/18	750,000	807,187
Petroleos Mexicanos
3.50%, 07/18/18	250,000	255,375
		1,062,562
Republic of Korea 0.3%
Export-Import Bank of Korea
4.00%, 01/11/17	300,000	309,911
The Korea Development Bank
3.50%, 08/22/17	600,000	621,074
2.25%, 05/18/20 (f)	250,000	247,725
		1,178,710
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sweden 0.2%
Svensk Exportkredit AB
1.75%, 05/30/17	150,000	152,159
1.13%, 04/05/18	450,000	449,262
		601,421
		10,334,354
Foreign Local Government 0.4%
Canada 0.4%
Province of Manitoba
1.13%, 06/01/18	150,000	149,347
Province of Nova Scotia
5.13%, 01/26/17	250,000	264,640
Province of Ontario
3.15%, 12/15/17	250,000	261,268
1.20%, 02/14/18	250,000	249,705
2.00%, 01/30/19	250,000	252,637
4.40%, 04/14/20	250,000	277,577
		1,455,174
Sovereign 1.2%
Brazil 0.1%
Federative Republic of Brazil
6.00%, 01/17/17	400,000	422,000
Colombia 0.2%
Republic of Colombia
7.38%, 01/27/17	300,000	324,750
11.75%, 02/25/20	250,000	335,625
		660,375
Italy 0.1%
Republic of Italy
5.38%, 06/12/17	500,000	533,846
Mexico 0.2%
United Mexican States
5.63%, 01/15/17	500,000	531,250
5.13%, 01/15/20	400,000	439,000
		970,250
Panama 0.1%
Republic of Panama
5.20%, 01/30/20	200,000	219,250
Philippines 0.0%
Republic of the Philippines
8.38%, 06/17/19	100,000	123,250
Republic of Korea 0.1%
Republic of Korea
5.13%, 12/07/16	250,000	263,183
See financial notes    19

Schwab Short-Term Bond Market Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
South Africa 0.1%
Republic of South Africa
6.88%, 05/27/19	200,000	225,381
Turkey 0.3%
Turkey Government International Bond
6.75%, 04/03/18	250,000	273,570
7.00%, 03/11/19	650,000	724,977
		998,547
		4,416,082
Supranational* 3.2%
African Development Bank
0.88%, 05/15/17	300,000	300,378
1.63%, 10/02/18	350,000	354,187
Asian Development Bank
1.75%, 09/11/18	450,000	457,248
1.50%, 01/22/20	750,000	748,384
Corp. Andina de Fomento S.A.
5.75%, 01/12/17	100,000	106,337
Council of Europe Development Bank
1.50%, 02/22/17	400,000	404,417
European Bank for Reconstruction & Development
1.38%, 10/20/16	500,000	505,523
1.00%, 02/16/17	250,000	251,468
1.75%, 11/26/19	200,000	201,914
European Investment Bank
4.88%, 01/17/17	650,000	686,944
1.75%, 03/15/17	750,000	761,709
1.00%, 06/15/18	200,000	199,024
1.63%, 12/18/18	400,000	403,276
1.88%, 03/15/19	1,000,000	1,016,177
1.63%, 03/16/20 (f)	750,000	749,153
1.38%, 06/15/20	500,000	492,427
Inter-American Development Bank
1.13%, 03/15/17	500,000	503,060
0.88%, 03/15/18	700,000	697,215
1.75%, 08/24/18	250,000	254,031
1.75%, 10/15/19	300,000	303,686
International Bank for Reconstruction & Development
0.88%, 04/17/17	400,000	400,619
1.88%, 03/15/19	750,000	764,096
International Finance Corp.
2.13%, 11/17/17	650,000	666,337
1.75%, 09/04/18	200,000	201,971
1.75%, 09/16/19	250,000	251,577
Nordic Investment Bank
1.00%, 03/07/17	500,000	502,046
		12,183,204
Total Foreign Government Securities
(Cost $28,324,665)		28,388,814

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporate Bonds 25.8% of net assets
Finance 11.1%
Banking 8.8%
Abbey National Treasury Services PLC
3.05%, 08/23/18	150,000	154,569
2.35%, 09/10/19	250,000	250,429
American Express Centurion Bank
6.00%, 09/13/17	250,000	271,476
American Express Credit Corp.
2.13%, 07/27/18	500,000	503,602
2.13%, 03/18/19	500,000	498,543
Bank of America Corp.
6.00%, 09/01/17	600,000	647,489
5.75%, 12/01/17	1,000,000	1,082,347
6.88%, 04/25/18	1,000,000	1,120,950
2.65%, 04/01/19	500,000	504,966
2.25%, 04/21/20	500,000	491,533
Bank of America NA
5.30%, 03/15/17	200,000	210,728
Bank of Montreal
2.38%, 01/25/19 (b)	500,000	505,512
Barclays Bank PLC
2.50%, 02/20/19	500,000	504,965
BB&T Corp.
4.90%, 06/30/17	250,000	264,080
6.85%, 04/30/19	300,000	350,243
BNP Paribas S.A.
2.45%, 03/17/19	250,000	252,049
BPCE S.A.
2.25%, 01/27/20	1,000,000	997,153
Capital One Bank USA NA
1.20%, 02/13/17 (b)	500,000	496,265
2.25%, 02/13/19 (b)	500,000	496,426
2.40%, 09/05/19 (b)	250,000	246,804
Capital One Financial Corp.
6.75%, 09/15/17	200,000	219,556
Citigroup, Inc.
4.45%, 01/10/17	900,000	934,890
6.00%, 08/15/17	500,000	539,875
2.50%, 07/29/19	500,000	500,165
2.40%, 02/18/20	300,000	297,607
Credit Suisse USA, Inc.
1.38%, 05/26/17	350,000	349,493
2.30%, 05/28/19	650,000	650,592
Deutsche Bank AG
1.35%, 05/30/17	250,000	248,366
Fifth Third Bank
2.38%, 04/25/19 (b)	500,000	501,919
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	251,134
HSBC USA, Inc.
1.63%, 01/16/18	200,000	199,136
JPMorgan Chase & Co.
2.00%, 08/15/17	750,000	755,170
6.00%, 01/15/18	400,000	437,373
2.25%, 01/23/20 (b)	500,000	494,401
KeyBank NA
1.10%, 11/25/16 (b)	250,000	249,823
20    See financial notes

Schwab Short-Term Bond Market Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Lloyds Bank PLC
4.20%, 03/28/17	300,000	312,589
2.30%, 11/27/18	200,000	201,311
2.35%, 09/05/19	500,000	501,247
Manufacturers & Traders Trust Co.
2.30%, 01/30/19 (b)	250,000	251,078
Morgan Stanley
5.75%, 10/18/16	1,000,000	1,049,542
6.25%, 08/28/17	1,000,000	1,087,665
2.38%, 07/23/19	200,000	200,024
5.63%, 09/23/19	250,000	278,155
2.65%, 01/27/20	400,000	400,185
2.80%, 06/16/20	200,000	200,853
PNC Bank NA
1.50%, 02/23/18 (b)	750,000	744,237
2.20%, 01/28/19 (b)	250,000	251,881
Rabobank Nederland
3.38%, 01/19/17	150,000	154,227
Regions Bank
2.25%, 09/14/18 (b)	300,000	300,116
Regions Financial Corp.
2.00%, 05/15/18 (b)	300,000	298,617
Royal Bank of Canada
2.15%, 03/15/19	500,000	503,821
Sumitomo Mitsui Banking Corp.
1.80%, 07/18/17	250,000	250,609
2.45%, 01/10/19	250,000	251,540
Svenska Handelsbanken AB
2.88%, 04/04/17	300,000	307,727
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	500,000	506,564
The Bank of Nova Scotia
1.45%, 04/25/18	250,000	247,820
The Bear Stearns Cos. LLC
5.55%, 01/22/17	500,000	526,128
6.40%, 10/02/17	750,000	818,704
The Goldman Sachs Group, Inc.
5.95%, 01/18/18	500,000	545,129
6.15%, 04/01/18	1,400,000	1,543,513
2.63%, 01/31/19	500,000	505,371
2.60%, 04/23/20 (b)	1,000,000	997,915
The Toronto-Dominion Bank
2.63%, 09/10/18	500,000	511,345
2.13%, 07/02/19	250,000	249,902
UBS AG
5.88%, 12/20/17	175,000	190,956
5.75%, 04/25/18	100,000	109,594
2.38%, 08/14/19	300,000	300,235
Wells Fargo & Co.
1.40%, 09/08/17	300,000	299,665
5.63%, 12/11/17	1,000,000	1,088,909
2.60%, 07/22/20	200,000	200,450
Westpac Banking Corp.
2.25%, 01/17/19	600,000	602,837
		33,270,090
Brokerage 0.2%
Jefferies Group LLC
5.13%, 04/13/18	150,000	158,353
Nomura Holdings, Inc.
2.75%, 03/19/19	700,000	708,204
		866,557
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Finance Company 0.7%
Air Lease Corp.
3.38%, 01/15/19 (b)	150,000	151,500
GATX Corp.
1.25%, 03/04/17	100,000	99,388
2.50%, 07/30/19	150,000	149,208
General Electric Capital Corp.
2.30%, 04/27/17	400,000	406,611
5.63%, 05/01/18	300,000	329,648
2.20%, 01/09/20 (b)	250,000	249,722
6.38%, 11/15/67 (a)(b)	750,000	802,500
Synchrony Financial
3.00%, 08/15/19 (b)	500,000	501,427
		2,690,004
Insurance 0.9%
ACE INA Holdings, Inc.
5.70%, 02/15/17	350,000	372,045
American International Group, Inc.
2.30%, 07/16/19 (b)	100,000	99,820
Anthem, Inc.
2.25%, 08/15/19	600,000	590,466
Assurant, Inc.
2.50%, 03/15/18	150,000	151,561
Berkshire Hathaway Finance Corp.
2.00%, 08/15/18	500,000	506,497
Cigna Corp.
5.38%, 03/15/17	100,000	106,092
Hartford Financial Services Group, Inc.
5.38%, 03/15/17	300,000	316,702
Lincoln National Corp.
7.00%, 05/17/66 (a)(b)	100,000	85,150
Marsh & McLennan Cos., Inc.
2.35%, 03/06/20 (b)	250,000	250,074
MetLife, Inc.
6.82%, 08/15/18	200,000	228,546
Prudential Financial, Inc.
6.00%, 12/01/17	150,000	163,364
The Chubb Corp.
6.38%, 03/29/67 (a)(b)	100,000	99,000
UnitedHealth Group, Inc.
2.70%, 07/15/20	250,000	253,461
Voya Financial, Inc.
2.90%, 02/15/18	200,000	203,902
XLIT Ltd.
6.50%, 12/31/49 (a)(b)	100,000	79,000
		3,505,680
Real Estate Investment Trust 0.5%
Health Care REIT, Inc.
4.13%, 04/01/19 (b)	350,000	369,238
ProLogis LP
2.75%, 02/15/19 (b)	450,000	455,470
Simon Property Group LP
2.80%, 01/30/17 (b)	250,000	254,693
Ventas Realty LP
2.00%, 02/15/18 (b)	250,000	250,863
4.00%, 04/30/19 (b)	500,000	523,448
		1,853,712
		42,186,043
See financial notes    21

Schwab Short-Term Bond Market Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Industrial 13.5%
Basic Industry 1.0%
Agrium, Inc.
6.75%, 01/15/19	250,000	285,216
Airgas, Inc.
1.65%, 02/15/18 (b)	500,000	493,658
3.05%, 08/01/20 (b)	250,000	250,897
Barrick Gold Corp.
2.50%, 05/01/18	200,000	196,357
CF Industries Holdings, Inc.
6.88%, 05/01/18	100,000	111,410
Domtar Corp.
10.75%, 06/01/17	17,000	19,329
Eastman Chemical Co.
2.70%, 01/15/20 (b)	300,000	298,032
Freeport-McMoRan, Inc.
2.38%, 03/15/18	200,000	182,900
Glencore Canada Corp.
5.50%, 06/15/17	300,000	308,985
Goldcorp, Inc.
2.13%, 03/15/18	500,000	492,656
LyondellBasell Industries N.V.
5.00%, 04/15/19 (b)	300,000	324,628
Rio Tinto Finance (USA) PLC
2.00%, 03/22/17 (b)	300,000	301,140
2.25%, 12/14/18 (b)	200,000	198,735
Rock-Tenn Co.
4.45%, 03/01/19	200,000	212,557
Teck Resources Ltd.
2.50%, 02/01/18	100,000	85,548
The Dow Chemical Co.
5.70%, 05/15/18	101,000	111,125
Vale Overseas Ltd.
6.25%, 01/23/17	100,000	103,936
		3,977,109
Capital Goods 1.2%
Boeing Capital Corp.
4.70%, 10/27/19	400,000	442,858
Caterpillar Financial Services Corp.
1.25%, 11/06/17	200,000	198,991
2.10%, 06/09/19	500,000	500,366
Eaton Corp.
5.60%, 05/15/18	300,000	327,147
General Electric Co.
5.25%, 12/06/17	750,000	809,095
Ingersoll-Rand Luxembourg Finance S.A.
2.63%, 05/01/20 (b)	100,000	99,279
John Deere Capital Corp.
5.50%, 04/13/17	150,000	160,715
1.55%, 12/15/17	300,000	301,569
1.95%, 12/13/18	250,000	250,425
L-3 Communications Corp.
3.95%, 11/15/16	200,000	205,220
Northrop Grumman Corp.
1.75%, 06/01/18	200,000	198,548
Owens Corning, Inc.
6.50%, 12/01/16	6,000	6,337
Republic Services, Inc.
5.00%, 03/01/20	250,000	275,161
Security Rate, Maturity Date	Face Amount ($)	Value ($)
United Technologies Corp.
1.80%, 06/01/17	500,000	505,274
4.50%, 04/15/20	200,000	219,508
Waste Management, Inc.
6.10%, 03/15/18	150,000	165,612
		4,666,105
Communications 1.8%
America Movil, S.A.B. de CV
2.38%, 09/08/16	250,000	252,938
5.00%, 10/16/19	350,000	383,295
American Tower Corp.
3.40%, 02/15/19	350,000	355,914
AT&T, Inc.
1.40%, 12/01/17	200,000	198,019
5.50%, 02/01/18	250,000	269,936
2.38%, 11/27/18	150,000	150,970
2.45%, 06/23/20 (b)	300,000	297,652
British Telecommunications PLC
2.35%, 02/14/19	200,000	199,506
CCO Safari II LLC
3.58%, 07/23/20 (b)(c)	500,000	499,871
Comcast Corp.
6.30%, 11/15/17	500,000	551,238
DIRECTV Holdings LLC
2.40%, 03/15/17	500,000	503,467
5.20%, 03/15/20	250,000	272,961
5.00%, 03/01/21	150,000	161,029
Grupo Televisa S.A.B.
6.00%, 05/15/18	200,000	219,804
Orange S.A.
2.75%, 02/06/19	200,000	204,030
Qwest Corp.
6.50%, 06/01/17	200,000	213,000
Time Warner, Inc.
2.10%, 06/01/19	300,000	296,294
Verizon Communications, Inc.
2.00%, 11/01/16	200,000	201,568
2.55%, 06/19/19	700,000	707,081
Viacom, Inc.
2.50%, 12/15/16	150,000	151,682
2.20%, 04/01/19	300,000	292,241
2.75%, 12/15/19 (b)	300,000	295,132
		6,677,628
Consumer Cyclical 1.8%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (b)(c)	250,000	245,810
Amazon.com, Inc.
1.20%, 11/29/17	100,000	99,399
2.60%, 12/05/19 (b)	250,000	253,275
American Honda Finance Corp.
1.13%, 10/07/16	350,000	350,890
CVS Health Corp.
2.25%, 08/12/19 (b)	500,000	503,025
eBay, Inc.
1.35%, 07/15/17	150,000	147,917
Ford Motor Credit Co., LLC
6.63%, 08/15/17	500,000	540,955
2.15%, 01/09/18	250,000	249,165
5.00%, 05/15/18	500,000	532,676
2.46%, 03/27/20	250,000	243,116
22    See financial notes

Schwab Short-Term Bond Market Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
General Motors Financial Co., Inc.
6.75%, 06/01/18	500,000	550,696
Lowe's Cos., Inc.
1.63%, 04/15/17 (b)	200,000	201,680
Macy's Retail Holdings, Inc.
7.45%, 07/15/17	250,000	275,248
McDonald's Corp.
5.30%, 03/15/17	250,000	265,203
Nordstrom, Inc.
6.25%, 01/15/18	200,000	220,569
Starbucks Corp.
2.00%, 12/05/18 (b)	250,000	253,736
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/18	150,000	166,226
Target Corp.
2.30%, 06/26/19	500,000	507,626
Toyota Motor Credit Corp.
2.05%, 01/12/17	250,000	253,608
1.38%, 01/10/18	200,000	199,668
2.10%, 01/17/19	250,000	251,508
Wal-Mart Stores, Inc.
5.38%, 04/05/17	200,000	214,065
1.13%, 04/11/18	150,000	149,286
3.63%, 07/08/20	200,000	213,272
		6,888,619
Consumer Non-Cyclical 3.5%
AbbVie, Inc.
1.75%, 11/06/17	500,000	499,844
Actavis Funding SCS
3.00%, 03/12/20 (b)	300,000	299,495
Altria Group, Inc.
2.63%, 01/14/20 (b)	500,000	500,017
Amgen, Inc.
2.13%, 05/15/17	300,000	303,038
Anheuser-Busch InBev Finance, Inc.
1.13%, 01/27/17	250,000	250,434
2.15%, 02/01/19	200,000	201,349
Baxalta, Inc.
2.00%, 06/22/18 (c)	250,000	248,852
Bunge Ltd Finance Corp.
3.20%, 06/15/17	250,000	255,200
Cardinal Health, Inc.
1.90%, 06/15/17	350,000	351,954
2.40%, 11/15/19	250,000	248,435
Celgene Corp.
2.30%, 08/15/18	500,000	501,934
2.88%, 08/17/20	500,000	501,496
Colgate-Palmolive Co.
2.63%, 05/01/17	150,000	154,401
Diageo Capital PLC
1.50%, 05/11/17	200,000	200,537
Dr. Pepper Snapple Group, Inc.
2.60%, 01/15/19	500,000	504,775
Eli Lilly & Co.
1.25%, 03/01/18	250,000	249,310
Express Scripts Holding Co.
2.65%, 02/15/17	700,000	709,638
General Mills, Inc.
5.70%, 02/15/17	100,000	106,212
5.65%, 02/15/19	100,000	111,218
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Gilead Sciences, Inc.
3.05%, 12/01/16	250,000	256,214
2.05%, 04/01/19	300,000	301,649
Kimberly-Clark Corp.
1.90%, 05/22/19	300,000	300,397
Kraft Foods Group, Inc.
2.25%, 06/05/17	200,000	202,103
Kraft Heinz Foods Co.
2.80%, 07/02/20 (b)	250,000	250,124
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	100,774
Mattel, Inc.
2.50%, 11/01/16	100,000	101,361
McKesson Corp.
5.70%, 03/01/17	150,000	159,351
2.28%, 03/15/19	200,000	200,525
Merck & Co., Inc.
1.30%, 05/18/18	350,000	348,418
Mondelez International, Inc.
2.25%, 02/01/19 (b)	200,000	199,936
Mylan, Inc.
1.35%, 11/29/16	500,000	495,685
Newell Rubbermaid, Inc.
2.05%, 12/01/17	100,000	100,135
PepsiCo, Inc.
1.25%, 08/13/17	100,000	100,137
2.25%, 01/07/19 (b)	250,000	253,430
1.85%, 04/30/20 (b)	250,000	245,351
Pfizer, Inc.
2.10%, 05/15/19	400,000	402,279
Philip Morris International, Inc.
1.13%, 08/21/17	150,000	149,587
5.65%, 05/16/18	250,000	275,531
Quest Diagnostics, Inc.
2.70%, 04/01/19	300,000	303,945
2.50%, 03/30/20 (b)	300,000	297,320
Reynolds American, Inc.
2.30%, 06/12/18	500,000	503,434
Sanofi
1.25%, 04/10/18	100,000	99,247
The Coca-Cola Co.
1.15%, 04/01/18	250,000	248,860
The Kroger Co.
2.30%, 01/15/19 (b)	100,000	100,016
The Procter & Gamble Co.
1.90%, 11/01/19	500,000	502,784
Tyson Foods, Inc.
2.65%, 08/15/19 (b)	300,000	299,736
Unilever Capital Corp.
0.85%, 08/02/17	100,000	99,559
		13,096,027
Energy 2.2%
Apache Corp.
1.75%, 04/15/17	100,000	100,264
BP Capital Markets PLC
1.85%, 05/05/17	150,000	151,253
1.38%, 05/10/18	300,000	296,637
2.32%, 02/13/20	500,000	496,469
Canadian Natural Resources Ltd.
1.75%, 01/15/18	150,000	148,011
Chevron Corp.
1.72%, 06/24/18 (b)	400,000	401,513
See financial notes    23

Schwab Short-Term Bond Market Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
ConocoPhillips
5.20%, 05/15/18	400,000	435,436
Devon Energy Corp.
2.25%, 12/15/18 (b)	200,000	199,655
Dominion Gas Holdings LLC
1.05%, 11/01/16	500,000	499,638
Encana Corp.
6.50%, 05/15/19	250,000	273,860
Energy Transfer Partners LP
2.50%, 06/15/18	250,000	248,446
4.15%, 10/01/20 (b)	500,000	504,222
Exxon Mobil Corp.
0.92%, 03/15/17	250,000	249,854
Halliburton Co.
6.15%, 09/15/19	150,000	171,625
Hess Corp.
1.30%, 06/15/17	250,000	248,357
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	150,000	161,069
2.65%, 02/01/19	300,000	293,107
Kinder Morgan, Inc.
7.25%, 06/01/18	500,000	556,026
Murphy Oil Corp.
2.50%, 12/01/17	200,000	197,872
Nabors Industries, Inc.
6.15%, 02/15/18	250,000	266,015
Noble Holding International Ltd.
4.00%, 03/16/18	200,000	197,631
Occidental Petroleum Corp.
1.50%, 02/15/18 (b)	300,000	297,647
Phillips 66 Partners LP
2.65%, 02/15/20 (b)	250,000	243,748
Shell International Finance BV
5.20%, 03/22/17	150,000	159,221
4.30%, 09/22/19	150,000	162,128
Suncor Energy, Inc.
6.10%, 06/01/18	500,000	553,318
Total Capital International S.A.
1.50%, 02/17/17	150,000	150,610
2.10%, 06/19/19	100,000	100,558
Valero Energy Corp.
6.13%, 06/15/17	200,000	215,365
9.38%, 03/15/19	350,000	427,027
Weatherford International Ltd.
6.00%, 03/15/18	100,000	101,097
		8,507,679
Technology 1.6%
Apple, Inc.
1.00%, 05/03/18	350,000	346,282
2.00%, 05/06/20	400,000	399,088
Arrow Electronics, Inc.
3.00%, 03/01/18	500,000	508,356
Baidu, Inc.
3.25%, 08/06/18	200,000	203,697
Cisco Systems, Inc.
1.10%, 03/03/17	150,000	150,271
EMC Corp.
1.88%, 06/01/18	300,000	299,110
Fiserv, Inc.
2.70%, 06/01/20 (b)	500,000	496,879
Hewlett-Packard Co.
2.75%, 01/14/19	150,000	151,171
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Intel Corp.
1.35%, 12/15/17	150,000	149,832
International Business Machines Corp.
1.88%, 05/15/19	200,000	198,197
1.63%, 05/15/20	200,000	195,594
KLA-Tencor Corp.
3.38%, 11/01/19 (b)	500,000	511,345
Lam Research Corp.
2.75%, 03/15/20 (b)	500,000	495,590
Microsoft Corp.
1.63%, 12/06/18	150,000	150,757
NetApp, Inc.
2.00%, 12/15/17	500,000	500,452
Oracle Corp.
1.20%, 10/15/17	250,000	249,139
2.25%, 10/08/19	250,000	251,337
Seagate HDD Cayman
3.75%, 11/15/18	400,000	411,563
Xerox Corp.
2.95%, 03/15/17	150,000	152,386
2.75%, 09/01/20	100,000	96,339
		5,917,385
Transportation 0.4%
Burlington Northern Santa Fe Corp.
5.75%, 03/15/18	300,000	328,991
Canadian National Railway Co.
1.45%, 12/15/16 (b)	150,000	150,723
CSX Corp.
5.60%, 05/01/17	100,000	107,049
Ryder System, Inc.
2.55%, 06/01/19 (b)	300,000	299,772
Southwest Airlines Co.
5.13%, 03/01/17	200,000	210,759
Union Pacific Corp.
2.25%, 06/19/20 (b)	250,000	251,652
		1,348,946
		51,079,498
Utilities 1.2%
Electric 1.2%
American Electric Power Co., Inc.
1.65%, 12/15/17 (b)	400,000	398,936
Arizona Public Service Co.
2.20%, 01/15/20 (b)	100,000	99,975
CMS Energy Corp.
5.05%, 02/15/18	150,000	162,032
Commonwealth Edison Co.
2.15%, 01/15/19 (b)	500,000	502,024
Consumers Energy Co.
5.15%, 02/15/17	150,000	157,991
5.65%, 04/15/20	100,000	113,161
Dominion Resources, Inc.
1.90%, 06/15/18	210,000	209,043
2.50%, 12/01/19 (b)	300,000	301,123
Duke Energy Corp.
1.63%, 08/15/17	150,000	150,493
2.10%, 06/15/18 (b)	200,000	203,289
Duke Energy Ohio, Inc.
5.45%, 04/01/19	400,000	447,041
24    See financial notes

Schwab Short-Term Bond Market Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
MidAmerican Energy Co.
2.40%, 03/15/19 (b)	300,000	304,930
NextEra Energy Capital Holdings, Inc.
2.70%, 09/15/19 (b)	300,000	300,696
Oncor Electric Delivery Co., LLC
2.15%, 06/01/19 (b)	350,000	347,738
PPL Capital Funding, Inc.
1.90%, 06/01/18 (b)	100,000	99,713
Sempra Energy
2.40%, 03/15/20 (b)	250,000	249,327
WEC Energy Group, Inc.
1.65%, 06/15/18	300,000	299,683
		4,347,195
Natural Gas 0.0%
ONE Gas, Inc.
2.07%, 02/01/19 (b)	150,000	149,431
		4,496,626
Total Corporate Bonds
(Cost $97,956,762)		97,762,167

Municipal Bonds 0.2% of net assets
Fixed-Rate Obligations 0.2%
California
GO Bonds Series 2010
6.20%, 03/01/19	540,000	620,654
Illinois
GO Bonds Series 2011
5.37%, 03/01/17	250,000	258,945
Total Municipal Bonds
(Cost $874,021)		879,599
Security	Number of Shares	Value ($)
Other Investment Companies 0.8% of net assets
Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	2,321,257	2,321,257
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	754,898	754,898
Total Other Investment Companies
(Cost $3,076,155)		3,076,155

End of Investments.

At 08/31/15, the tax basis cost of the fund's investments was $378,245,310 and the unrealized appreciation and depreciation were $1,325,014 and ($704,370), respectively, with a net unrealized appreciation of $620,644.
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $994,533 or 0.3% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	All or a portion of this security is on loan. Securities on loan were valued at $734,279.

GO —	General obligation
REIT —	Real Estate Investment Trust

See financial notes    25

Schwab Short-Term Bond Market Fund
Portfolio Holdings continued
The following is a summary of the inputs used to value the fund's investments as of August 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government and Government Agencies[1]	$—	$248,759,219	$—	$248,759,219
Foreign Government Securities[1]	—	28,388,814	—	28,388,814
Corporate Bonds[1]	—	97,762,167	—	97,762,167
Municipal Bonds[1]	—	879,599	—	879,599
Other Investment Companies[1]	3,076,155	—	—	3,076,155
Total	$3,076,155	$375,789,799	$—	$378,865,954
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2015.
26    See financial notes

Schwab Short-Term Bond Market Fund
Statement of
Assets and Liabilities
As of August 31, 2015
Assets
Investments, at value (cost $377,462,641) including securities on loan of $734,279		$378,111,056
Collateral invested for securities on loan, at value (cost $754,898)	+	754,898
Total investments, at value (cost $378,217,539)		378,865,954
Receivables:
Investments sold		10,235,409
Interest		1,769,434
Fund shares sold		245,014
Due from investment adviser		750
Income from securities on loan		352
Prepaid expenses	+	11,961
Total assets		391,128,874
Liabilities
Collateral held for securities on loan		754,898
Payables:
Investments bought		9,018,958
Shareholder service fees		18,256
Fund shares redeemed		2,027,731
Distributions to shareholders		56,607
Accrued expenses	+	62,497
Total liabilities		11,938,947
Net Assets
Total assets		391,128,874
Total liabilities	–	11,938,947
Net assets		$379,189,927
Net Assets by Source
Capital received from investors		427,115,901
Net realized capital losses		(48,574,389)
Net unrealized capital appreciation		648,415

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$379,189,927		40,850,210		$9.28

See financial notes    27

Schwab Short-Term Bond Market Fund
Statement of
Operations
For the period September 1, 2014 through August 31, 2015
Investment Income
Interest		$5,225,351
Securities on loan	+	1,212
Total investment income		5,226,563
Expenses
Investment adviser and administrator fees		1,222,542
Shareholder service fees		1,006,834
Portfolio accounting fees		101,208
Professional fees		52,900
Registration fees		26,160
Transfer agent fees		26,092
Shareholder reports		23,758
Custodian fees		11,618
Independent trustees' fees		11,536
Interest expense		90
Other expenses	+	7,230
Total expenses		2,489,968
Expense reduction by CSIM and its affiliates	–	1,308,087
Net expenses	–	1,181,881
Net investment income		4,044,682
Realized and Unrealized Gains (Losses)
Net realized gains on investments		924,004
Net change in unrealized appreciation (depreciation) on investments	+	(967,112)
Net realized and unrealized losses		(43,108)
Increase in net assets resulting from operations		$4,001,574
28    See financial notes

Schwab Short-Term Bond Market Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	9/1/14-8/31/15		9/1/13-8/31/14
Net investment income		$4,044,682	$3,636,449
Net realized gains		924,004	1,376,519
Net change in unrealized appreciation (depreciation)	+	(967,112)	2,039,521
Increase in net assets from operations		4,001,574	7,052,489
Distributions to Shareholders
Distributions from net investment income		($4,044,676)	($3,636,449)

Transactions in Fund Shares
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		16,342,697	$151,829,764	18,476,574	$171,226,318
Shares reinvested		365,626	3,400,494	311,076	2,886,296
Shares redeemed	+	(23,064,478)	(214,352,550)	(19,240,163)	(178,294,815)
Net transactions in fund shares		(6,356,155)	($59,122,292)	(452,513)	($4,182,201)
Shares Outstanding and Net Assets
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		47,206,365	$438,355,321	47,658,878	$439,121,482
Total decrease	+	(6,356,155)	(59,165,394)	(452,513)	(766,161)
End of period		40,850,210	$379,189,927	47,206,365	$438,355,321
See financial notes    29

Schwab Intermediate-Term Bond Fund
Financial Statements
Financial Highlights
	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11
Per-Share Data ($)
Net asset value at beginning of period	10.25	10.06	10.61	10.54	10.43
Income (loss) from investment operations:
Net investment income (loss)	0.17 [1]	0.18	0.15	0.17	0.32
Net realized and unrealized gains (losses)	(0.02)	0.21	(0.32)	0.22	0.16
Total from investment operations	0.15	0.39	(0.17)	0.39	0.48
Less distributions:
Distributions from net investment income	(0.20)	(0.20)	(0.20)	(0.21)	(0.36)
Distributions from net realized gains	(0.01)	(0.00) [2]	(0.18)	(0.11)	(0.01)
Total distributions	(0.21)	(0.20)	(0.38)	(0.32)	(0.37)
Net asset value at end of period	10.19	10.25	10.06	10.61	10.54
Total return (%)	1.47	3.95	(1.68)	3.80	4.75
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.45	0.45	0.51 [3],[4]	0.61	0.61
Gross operating expenses	0.62	0.64	0.63	0.62	0.61
Net investment income (loss)	1.66	1.73	1.48	1.67	3.13
Portfolio turnover rate[5]	127 [6]	177	288	304	294
Net assets, end of period ($ x 1,000,000)	345	370	353	418	431

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Effective December 15, 2012, the net operating expense limitation was lowered from 0.63% to 0.45%. The ratio presented for period ended 8/31/13 is a blended ratio.
4
The expense ratio would have been 0.50%, if interest expense related to charges on agency mortgage-backed securities not delivered on a timely basis had not been incurred (see financial note 2f).
5
Includes to-be-announced (TBA) transactions (if any). See financial note 2.
6
Revised methodology adopted as of August 31, 2015. For comparison purposes, portfolio turnover rate would have been 158% using previous methodology.
30    See financial notes

Schwab Intermediate-Term Bond Fund
Portfolio Holdings  as of August 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
23.3%	Corporate Bonds	80,389,128	80,340,050
0.3%	Asset-Backed Obligations	1,074,818	1,088,186
35.4%	Mortgage-Backed Securities	118,981,549	121,869,692
3.5%	Commercial Mortgage-Backed Securities	12,071,628	12,140,897
37.2%	U.S. Government and Government Agencies	127,636,055	128,267,130
4.7%	Foreign Government Securities	16,097,028	16,262,344
2.3%	Short-Term Investment	7,999,984	8,000,000
106.7%	Total Investments	364,250,190	367,968,299
(1.6%)	TBA Sale Commitments	(5,480,938)	(5,486,055)
(5.1%)	Other Assets and Liabilities, Net		(17,515,961)
100.0%	Net Assets		344,966,283

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporate Bonds 23.3% of net assets
Finance 9.6%
Banking 6.9%
Bank of America Corp.
5.42%, 03/15/17	500,000	526,192
6.88%, 04/25/18	1,000,000	1,120,950
1.33%, 01/15/19 (a)	1,000,000	1,010,616
3.30%, 01/11/23	750,000	740,344
Bank of America NA
5.30%, 03/15/17	500,000	526,819
BPCE S.A.
1.55%, 04/25/16 (a)(g)	1,000,000	1,004,973
Capital One Financial Corp.
6.15%, 09/01/16	1,000,000	1,046,211
Capital One NA
1.65%, 02/05/18 (b)	1,000,000	987,881
Citigroup, Inc.
1.26%, 07/25/16 (a)	1,000,000	1,002,612
1.70%, 04/27/18	1,000,000	990,557
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Credit Suisse USA, Inc.
1.38%, 05/26/17	150,000	149,783
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	251,134
ING Bank NV
1.80%, 03/16/18 (c)	1,000,000	997,805
JPMorgan Chase & Co.
6.00%, 01/15/18	750,000	820,075
4.95%, 03/25/20	500,000	548,568
Lloyds Bank PLC
6.38%, 01/21/21	1,000,000	1,184,033
Morgan Stanley
4.75%, 03/22/17	750,000	787,041
2.65%, 01/27/20	600,000	600,277
5.50%, 07/24/20	1,000,000	1,116,127
3.75%, 02/25/23	100,000	101,467
4.10%, 05/22/23	250,000	251,360
5.00%, 11/24/25	750,000	791,172
Rabobank Nederland
4.63%, 12/01/23	700,000	721,717
4.38%, 08/04/25	500,000	500,138
Regions Bank
2.25%, 09/14/18 (b)	700,000	700,269
Regions Financial Corp.
2.00%, 05/15/18 (b)	150,000	149,309
The Bear Stearns Cos. LLC
7.25%, 02/01/18	250,000	279,959
The Goldman Sachs Group, Inc.
5.63%, 01/15/17	250,000	262,588
1.09%, 12/15/17 (a)	1,000,000	1,003,012
2.38%, 01/22/18	400,000	403,971
6.15%, 04/01/18 (g)	650,000	716,631
3.85%, 07/08/24 (b)	750,000	758,573
UBS AG
5.88%, 12/20/17	1,000,000	1,091,179
Wells Fargo & Co.
5.63%, 12/11/17	300,000	326,673
2.60%, 07/22/20	500,000	501,125
		23,971,141
Brokerage 0.4%
Jefferies Group LLC
5.50%, 03/15/16	1,000,000	1,019,977
Nomura Holdings, Inc.
2.75%, 03/19/19	250,000	252,930
		1,272,907
Finance Company 0.6%
GATX Corp.
1.25%, 03/04/17	600,000	596,327
General Electric Capital Corp.
5.63%, 05/01/18 (g)	500,000	549,414
International Lease Finance Corp.
5.75%, 05/15/16	500,000	510,000
Synchrony Financial
3.00%, 08/15/19 (b)	500,000	501,427
		2,157,168
Insurance 0.8%
Aflac, Inc.
3.63%, 11/15/24 (g)	200,000	200,649
See financial notes    31

Schwab Intermediate-Term Bond Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Assurant, Inc.
2.50%, 03/15/18	750,000	757,806
CNA Financial Corp.
5.88%, 08/15/20	250,000	282,031
Prudential Financial, Inc.
4.50%, 11/15/20	500,000	543,966
5.63%, 06/15/43 (a)(b)	250,000	257,250
The Chubb Corp.
6.38%, 03/29/67 (a)(b)	100,000	99,000
UnitedHealth Group, Inc.
2.70%, 07/15/20	750,000	760,382
		2,901,084
Real Estate Investment Trust 0.9%
Brandywine Operating Partnership LP
3.95%, 02/15/23 (b)	500,000	492,203
DDR Corp.
3.63%, 02/01/25 (b)	300,000	282,837
ERP Operating LP
3.38%, 06/01/25 (b)	500,000	487,978
HCP, Inc.
3.40%, 02/01/25 (b)	250,000	231,826
Kimco Realty Corp.
3.20%, 05/01/21 (b)	750,000	750,811
ProLogis LP
4.50%, 08/15/17	250,000	263,286
Ventas Realty LP
3.50%, 02/01/25 (b)	250,000	237,204
WP Carey, Inc.
4.60%, 04/01/24 (b)	250,000	252,883
		2,999,028
		33,301,328
Industrial 12.7%
Basic Industry 1.4%
Airgas, Inc.
3.05%, 08/01/20 (b)	500,000	501,794
Barrick Gold Corp.
6.95%, 04/01/19	750,000	839,617
Barrick North America Finance LLC
4.40%, 05/30/21	150,000	141,700
Eastman Chemical Co.
2.70%, 01/15/20 (b)	150,000	149,016
Freeport-McMoRan, Inc.
3.55%, 03/01/22 (b)	250,000	193,750
Glencore Funding LLC
1.70%, 05/27/16 (c)	1,990,000	1,984,953
LYB International Finance BV
4.00%, 07/15/23	500,000	504,844
Teck Resources Ltd.
4.75%, 01/15/22 (b)	100,000	78,352
The Dow Chemical Co.
4.25%, 11/15/20 (b)	250,000	265,674
		4,659,700
Capital Goods 0.5%
Eaton Corp.
2.75%, 11/02/22	750,000	719,318
General Electric Co.
5.25%, 12/06/17 (g)	500,000	539,397
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Packaging Corp. of America
3.65%, 09/15/24 (b)	350,000	343,232
		1,601,947
Communications 2.4%
America Movil, S.A.B. de CV
1.29%, 09/12/16 (a)(g)	1,000,000	1,004,716
AT&T, Inc.
2.38%, 11/27/18	200,000	201,293
3.00%, 06/30/22 (b)	500,000	480,871
CBS Corp.
4.00%, 01/15/26 (b)	500,000	491,602
CCO Safari II LLC
4.46%, 07/23/22 (b)(c)	250,000	249,112
Comcast Corp.
5.88%, 02/15/18	400,000	440,579
DIRECTV Holdings LLC
5.20%, 03/15/20	250,000	272,961
5.00%, 03/01/21	350,000	375,734
Embarq Corp.
7.08%, 06/01/16	750,000	776,962
Grupo Televisa S.A.B.
6.00%, 05/15/18	500,000	549,510
NBCUniversal Media LLC
2.88%, 01/15/23	500,000	487,784
Telefonica Emisiones S.A.U.
6.42%, 06/20/16	1,000,000	1,038,904
Verizon Communications, Inc.
0.68%, 06/09/17 (a)	1,000,000	996,914
3.50%, 11/01/24 (b)	250,000	244,769
Viacom, Inc.
4.50%, 03/01/21	250,000	253,390
Vodafone Group PLC
5.45%, 06/10/19	500,000	548,174
		8,413,275
Consumer Cyclical 2.0%
BorgWarner, Inc.
3.38%, 03/15/25 (b)	250,000	244,779
CVS Health Corp.
3.38%, 08/12/24 (b)	500,000	491,072
Ford Motor Credit Co. LLC
1.22%, 01/09/18 (a)	1,000,000	998,429
General Motors Financial Co., Inc.
2.75%, 05/15/16	1,000,000	1,007,550
Host Hotels & Resorts LP
3.75%, 10/15/23 (b)	500,000	483,720
Hyundai Capital America
1.63%, 10/02/15	1,000,000	1,000,080
Hyundai Capital Services, Inc.
1.09%, 03/18/17 (a)(c)	1,000,000	1,000,187
Macy's Retail Holdings, Inc.
5.90%, 12/01/16	213,000	224,564
4.38%, 09/01/23 (b)	250,000	256,667
Marriott International, Inc.
3.00%, 03/01/19 (b)	650,000	661,851
The Gap, Inc.
5.95%, 04/12/21 (b)	500,000	554,287
Wyndham Worldwide Corp.
5.63%, 03/01/21	100,000	108,746
		7,031,932
32    See financial notes

Schwab Intermediate-Term Bond Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Consumer Non-Cyclical 2.3%
AbbVie, Inc.
3.20%, 11/06/22 (b)	500,000	494,999
Altria Group, Inc.
4.75%, 05/05/21	500,000	539,876
AmerisourceBergen Corp.
3.25%, 03/01/25 (b)	500,000	483,049
Anheuser-Busch InBev Finance, Inc.
3.70%, 02/01/24	250,000	256,698
Baxalta, Inc.
2.00%, 06/22/18 (c)	250,000	248,852
3.60%, 06/23/22 (b)(c)	500,000	500,416
Cardinal Health, Inc.
1.95%, 06/15/18	250,000	249,782
3.20%, 03/15/23	250,000	243,914
3.75%, 09/15/25 (b)	250,000	251,156
Celgene Corp.
3.55%, 08/15/22	500,000	501,277
Eli Lilly & Co.
1.25%, 03/01/18	250,000	249,310
Gilead Sciences, Inc.
2.35%, 02/01/20	500,000	500,874
Kraft Heinz Foods Co.
2.00%, 07/02/18 (c)	750,000	749,608
McKesson Corp.
4.75%, 03/01/21 (b)	500,000	546,954
Mondelez International, Inc.
2.25%, 02/01/19 (b)	350,000	349,889
Mylan, Inc.
1.80%, 06/24/16	1,000,000	998,246
PepsiCo, Inc.
2.25%, 01/07/19 (b)	150,000	152,058
Philip Morris International, Inc.
4.50%, 03/26/20	500,000	544,808
		7,861,766
Energy 2.6%
BP Capital Markets PLC
4.74%, 03/11/21 (g)	500,000	547,914
Cimarex Energy Co.
5.88%, 05/01/22 (b)(g)	750,000	791,250
Colorado Interstate Gas Co. LLC
6.80%, 11/15/15	1,000,000	1,011,243
Energy Transfer Partners LP
4.15%, 10/01/20 (b)	600,000	605,066
5.20%, 02/01/22 (b)	200,000	201,530
EnLink Midstream Partners LP
2.70%, 04/01/19 (b)	750,000	739,327
4.15%, 06/01/25 (b)	250,000	231,062
Ensco PLC
4.70%, 03/15/21	250,000	229,297
EOG Resources, Inc.
3.15%, 04/01/25 (b)	150,000	145,991
Kinder Morgan, Inc.
7.25%, 06/01/18	500,000	556,026
6.50%, 09/15/20	500,000	552,287
Marathon Petroleum Corp.
5.13%, 03/01/21	250,000	272,483
Noble Holding International Ltd.
3.05%, 03/01/16	1,000,000	997,980
Phillips 66
4.30%, 04/01/22	200,000	209,176
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Phillips 66 Partners LP
2.65%, 02/15/20 (b)	250,000	243,748
Suncor Energy, Inc.
6.10%, 06/01/18	500,000	553,318
3.60%, 12/01/24 (b)	500,000	489,553
Valero Energy Corp.
9.38%, 03/15/19	250,000	305,020
6.13%, 02/01/20	250,000	281,567
		8,963,838
Technology 1.2%
Arrow Electronics, Inc.
3.00%, 03/01/18	300,000	305,014
Broadcom Corp.
2.70%, 11/01/18	500,000	508,919
3.50%, 08/01/24 (b)	250,000	245,088
NetApp, Inc.
3.38%, 06/15/21 (b)	500,000	492,514
Seagate HDD Cayman
3.75%, 11/15/18	1,500,000	1,543,363
The Dun & Bradstreet Corp.
2.88%, 11/15/15	1,000,000	1,003,564
		4,098,462
Transportation 0.3%
Union Pacific Corp.
2.25%, 06/19/20 (b)	750,000	754,957
4.16%, 07/15/22 (b)	250,000	266,154
		1,021,111
		43,652,031
Utilities 1.0%
Electric 0.9%
Dominion Resources, Inc.
6.40%, 06/15/18 (g)	500,000	557,110
Duke Energy Corp.
0.66%, 04/03/17 (a)	500,000	498,975
5.05%, 09/15/19 (g)	750,000	822,810
Exelon Generation Co., LLC
4.00%, 10/01/20 (b)	500,000	518,610
Oncor Electric Delivery Co., LLC
2.15%, 06/01/19 (b)	150,000	149,030
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	100,000	96,610
WEC Energy Group, Inc.
2.45%, 06/15/20 (b)	500,000	499,961
		3,143,106
Natural Gas 0.1%
ONE Gas, Inc.
2.07%, 02/01/19 (b)	100,000	99,621
Sempra Energy
2.88%, 10/01/22 (b)	150,000	143,964
		243,585
		3,386,691
Total Corporate Bonds
(Cost $80,389,128)		80,340,050
See financial notes    33

Schwab Intermediate-Term Bond Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Asset-Backed Obligations 0.3% of net assets
Citibank Credit Card Issuance Trust
Series 2007-A8 Class A8
5.65%, 09/20/19 (b)(g)	1,000,000	1,088,186
Total Asset-Backed Obligations
(Cost $1,074,818)		1,088,186

Mortgage-Backed Securities 35.4% of net assets
Collateralized Mortgage Obligations 0.5%
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)(g)	612,094	623,705
MASTR Asset Securitization Trust
Series 2003-10 Class 3A1
5.50%, 11/25/33 (b)(g)	174,547	180,125
Residential Accredit Loans, Inc.
Series 2002-QS18 Class A1
5.50%, 12/25/17 (b)(g)	16,500	16,649
Sequoia Mortgage Trust
Series 2011-1 Class A1
4.13%, 02/25/41 (b)(g)	204,224	206,241
Series 2012-2 Class A2
3.50%, 04/25/42 (b)(g)	147,121	148,878
Series 2013-1 Class 2A1
1.86%, 02/25/43 (b)	17,518	15,861
Series 2013-2 Class 2A
1.87%, 02/25/43 (b)	30,584	28,224
Series 2013-5 Class A1
2.50%, 05/25/43 (b)(c)	288,008	273,974
		1,493,657
TBA Securities 6.6%
Fannie Mae TBA
2.00%, 09/01/30 (b)(f)	400,000	394,735
3.00%, 09/01/30 to 10/01/45 (b)(f)	1,800,000	1,833,751
3.50%, 09/01/30 (b)(f)	1,300,000	1,370,129
Freddie Mac TBA
2.00%, 09/01/30 (b)(f)	200,000	197,195
2.50%, 09/01/30 (b)(f)	1,500,000	1,522,734
3.00%, 09/01/30 (b)(f)	1,000,000	1,036,734
3.50%, 09/01/30 to 09/01/45 (b)(f)	3,700,000	3,842,573
4.00%, 09/01/45 (b)(f)	2,000,000	2,121,719
Ginnie Mae TBA
3.00%, 09/01/45 (b)(f)	4,000,000	4,059,081
3.50%, 09/01/45 (b)(f)	4,000,000	4,170,469
4.50%, 09/01/45 (b)(f)	2,000,000	2,168,974
		22,718,094
U.S. Government Agency Mortgages 28.3%
Fannie Mae
6.00%, 03/01/16 to 05/01/21 (b)(g)	178,103	198,648
7.00%, 11/15/16 to 01/01/35 (b)	293,529	344,545
6.00%, 06/01/17 to 12/01/35 (b)	1,349,865	1,508,800
4.50%, 03/01/18 to 09/01/41 (b)	2,926,717	3,115,389
6.50%, 03/01/19 to 09/01/22 (b)	214,382	242,879
6.50%, 07/01/21 (b)(g)	16,275	18,692
5.50%, 10/01/22 (b)(g)	266,542	298,098
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.50%, 01/01/23 to 12/01/33 (b)	1,095,717	1,228,353
5.00%, 08/01/23 (b)(g)	1,016,637	1,120,863
5.00%, 09/01/23 to 05/01/40 (b)	1,926,054	2,135,907
3.00%, 01/01/26 to 01/01/45 (b)	9,667,486	9,838,639
2.50%, 02/01/28 to 02/01/43 (b)	3,681,397	3,740,593
3.50%, 02/01/32 to 07/01/43 (b)	8,866,884	9,239,087
4.00%, 04/01/32 to 02/01/42 (b)	848,352	912,062
5.49%, 08/01/32 to 12/01/32 (b)	412,644	463,915
5.45%, 06/01/33 to 07/01/33 (b)	83,156	92,737
2.56%, 06/01/40 (a)(b)	1,930,319	2,052,795
4.00%, 09/01/40 (b)(g)	4,066,557	4,339,730
Fannie Mae REMICs
6.00%, 01/25/20 (b)	50,261	53,100
3.25%, 04/25/28 (b)	6,859	6,911
5.00%, 09/25/33 (b)	100,588	101,269
Freddie Mac
6.50%, 03/01/16 to 02/01/21 (b)(g)	87,386	98,331
6.00%, 06/01/16 to 05/01/27 (b)	300,080	343,509
4.50%, 10/01/18 to 11/01/41 (b)	5,836,548	6,358,608
4.00%, 07/01/19 to 01/01/44 (b)	4,453,836	4,778,718
6.50%, 08/01/22 to 04/01/26 (b)	101,734	116,329
5.50%, 02/01/23 to 07/01/35 (b)	532,871	593,301
5.00%, 01/01/24 to 10/01/43 (b)	1,411,084	1,552,430
2.50%, 07/01/28 to 05/01/33 (b)	564,320	576,386
3.00%, 09/01/28 to 03/01/45 (b)	6,211,803	6,278,239
3.50%, 04/01/33 to 06/01/45 (b)	2,117,430	2,206,286
5.50%, 06/01/33 to 10/01/33 (b)(g)	1,780,553	1,993,835
Freddie Mac REMICs
3.38%, 03/15/18 (b)	19,141	19,193
3.00%, 08/15/19 (b)	214,466	216,347
2.00%, 07/15/20 (b)	187,260	187,621
5.00%, 01/15/23	2,763	2,763
0.75%, 05/15/23 (a)(b)	27,638	27,712
4.00%, 11/15/23 to 02/15/27 (b)	192,277	193,527
3.50%, 11/15/25 (b)	504,740	514,323
6.00%, 08/15/35 (b)	198,516	200,729
2.50%, 07/15/37 (b)	947,338	973,510
Ginnie Mae
6.00%, 03/15/17 to 03/15/38 (b)	36,619	40,817
9.50%, 03/20/17 to 05/20/20 (b)	3,257	3,409
5.00%, 12/15/17 to 08/15/40 (b)	5,337,953	5,961,511
10.00%, 04/15/18 to 06/20/19 (b)	891	915
5.50%, 06/15/18 to 08/20/40 (b)	3,016,485	3,434,067
4.00%, 08/15/18 to 08/20/45 (b)	4,673,702	4,986,924
4.50%, 11/15/18 to 07/20/45 (b)	2,582,123	2,802,180
8.50%, 06/15/21 to 10/20/26 (b)	1,355	1,391
7.50%, 03/15/22 to 10/15/25 (b)	2,381	2,478
6.50%, 10/15/23 to 10/15/38 (b)	21,053	24,404
8.00%, 06/20/24 to 07/15/27 (b)	2,022	2,176
3.00%, 02/15/26 to 07/20/45 (b)	2,312,757	2,365,380
3.50%, 01/20/27 to 08/20/45 (b)	2,471,568	2,587,322
2.50%, 06/15/27 (b)	290,237	297,998
2.00%, 07/20/28 (b)	20,000	19,652
7.00%, 04/15/31 (b)	5,682	6,373
5.50%, 06/15/34 (b)(g)	1,603,139	1,839,138
5.00%, 10/15/34 (b)(g)	1,459,633	1,622,076
5.25%, 11/15/34 (b)	125,170	139,251
Ginnie Mae REMICs
6.46%, 08/20/34 (a)(b)	720,506	829,191
5.46%, 09/20/44 (a)(b)	2,111,053	2,406,579
		97,657,941
Total Mortgage-Backed Securities
(Cost $118,981,549)		121,869,692

34    See financial notes

Schwab Intermediate-Term Bond Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Commercial Mortgage-Backed Securities 3.5% of net assets
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)(g)	1,255,215	1,256,823
Series 2006-T24 Class A4
5.54%, 10/12/41 (b)	887,559	914,781
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	505,000	541,378
Fannie Mae-Aces
Series 2011-M5 Class A2
2.94%, 07/25/21 (b)	250,000	258,143
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	500,000	512,160
FHLMC Multifamily Structured Pass-Through Certificates
Series K014 Class A1
2.79%, 10/25/20 (b)	289,465	299,731
Series K026 Class A2
2.51%, 11/25/22 (b)	650,000	650,516
Series K027 Class A2
2.64%, 01/25/23 (b)	110,000	110,831
Series K710 Class A2
1.88%, 05/25/19 (b)	300,000	302,872
Series K714 Class A2
3.03%, 10/25/20 (b)	154,000	161,184
Government National Mortgage Association
Series 2009-106 Class VA
4.50%, 11/20/20 (b)	261,377	261,593
Series 2012-55 Class A
1.70%, 08/16/33 (b)	141,075	141,727
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7 Class A4
6.01%, 07/10/38 (a)(b)	621,781	631,318
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)(g)	855,346	893,166
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14 Class A4
5.48%, 12/12/44 (a)(b)	948,547	953,788
Series 2013-C13 Class A1
1.30%, 01/15/46 (b)	270,307	271,220
Series 2013-C16 Class A2
3.07%, 12/15/46 (b)	3,000,000	3,097,193
Merrill Lynch Mortgage Trust
Series 2005-LC1 Class AM
5.48%, 01/12/44 (a)(b)	850,000	854,729
Morgan Stanley Capital I Trust
Series 2006-T21 Class A4
5.16%, 10/12/52 (a)(b)	27,728	27,744
Total Commercial Mortgage-Backed Securities
(Cost $12,071,628)		12,140,897

U.S. Government and Government Agencies 37.2% of net assets
U.S. Treasury Obligations 37.2%
U.S. Treasury Notes
0.88%, 02/28/17	4,000,000	4,016,224
3.13%, 04/30/17 (g)	2,500,000	2,602,100
0.88%, 05/15/17	3,000,000	3,010,449
0.88%, 06/15/17	3,000,000	3,009,315
0.75%, 06/30/17 (g)	10,000,000	10,008,400
0.88%, 07/15/17	1,500,000	1,504,248
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.63%, 07/31/17	2,000,000	1,996,876
1.88%, 10/31/17 (g)	3,000,000	3,066,270
0.75%, 12/31/17	3,000,000	2,990,469
1.00%, 02/15/18	4,000,000	4,006,720
0.75%, 03/31/18 (g)	5,000,000	4,972,395
2.88%, 03/31/18 (g)	2,000,000	2,097,174
0.88%, 07/15/18	2,000,000	1,990,860
3.75%, 11/15/18 (g)	4,000,000	4,330,392
1.63%, 03/31/19	3,000,000	3,036,972
1.25%, 04/30/19	2,250,000	2,247,496
1.50%, 05/31/19	1,500,000	1,509,923
1.00%, 06/30/19	3,250,000	3,210,646
1.63%, 06/30/19	1,500,000	1,516,289
1.75%, 09/30/19	4,000,000	4,055,312
1.50%, 11/30/19	4,000,000	4,011,536
1.38%, 01/31/20	2,500,000	2,489,485
1.25%, 02/29/20	4,500,000	4,452,453
1.63%, 07/31/20	2,000,000	2,007,890
2.63%, 08/15/20	1,000,000	1,049,395
2.38%, 12/31/20	4,000,000	4,145,052
2.13%, 01/31/21	2,500,000	2,555,712
2.00%, 02/28/21	1,000,000	1,015,091
2.25%, 04/30/21	1,000,000	1,026,836
2.13%, 06/30/21	2,500,000	2,547,330
1.50%, 01/31/22 (g)	8,500,000	8,307,092
1.75%, 02/28/22	4,000,000	3,966,692
1.75%, 03/31/22 (g)	6,500,000	6,440,629
2.00%, 07/31/22	2,000,000	2,010,092
1.63%, 08/15/22	3,700,000	3,623,373
2.00%, 02/15/23	1,500,000	1,499,844
2.50%, 05/15/24	1,000,000	1,028,698
2.00%, 02/15/25	4,250,000	4,176,428
2.13%, 05/15/25	5,500,000	5,457,925
2.00%, 08/15/25	1,300,000	1,277,047
Total U.S. Government and Government Agencies
(Cost $127,636,055)		128,267,130

Foreign Government Securities 4.7% of net assets
Foreign Agencies 1.4%
Germany 0.6%
Kreditanstalt Fuer Wiederaufbau
1.25%, 02/15/17 (d)	1,000,000	1,007,557
4.00%, 01/27/20 (d)	1,000,000	1,100,442
		2,107,999
Mexico 0.3%
Petroleos Mexicanos
2.31%, 07/18/18 (a)	500,000	508,430
5.50%, 01/21/21	500,000	537,500
		1,045,930
Norway 0.2%
Statoil A.S.A.
3.13%, 08/17/17	500,000	516,633
See financial notes    35

Schwab Intermediate-Term Bond Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Republic of Korea 0.3%
Export-Import Bank of Korea
4.00%, 01/11/17 (g)	500,000	516,518
Korea Development Bank
3.75%, 01/22/24	500,000	520,902
		1,037,420
		4,707,982
Foreign Local Government 0.3%
Canada 0.3%
Province of Manitoba
1.13%, 06/01/18	1,000,000	995,645
Sovereign 1.0%
Chile 0.1%
Republic of Chile
2.25%, 10/30/22	250,000	242,875
Italy 0.1%
Republic of Italy
5.38%, 06/12/17	250,000	266,923
Mexico 0.2%
United Mexican States
5.13%, 01/15/20	500,000	548,750
3.63%, 03/15/22	250,000	251,250
		800,000
Panama 0.2%
Republic of Panama
4.00%, 09/22/24 (b)	500,000	500,000
3.75%, 03/16/25 (b)	100,000	98,250
		598,250
Philippines 0.0%
Republic of the Philippines
4.20%, 01/21/24	150,000	165,375
Poland 0.2%
Republic of Poland
6.38%, 07/15/19	500,000	578,585
Republic of Korea 0.1%
Republic of Korea
5.13%, 12/07/16 (g)	500,000	526,365
Turkey 0.1%
Republic of Turkey
3.25%, 03/23/23	300,000	274,386
		3,452,759
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Supranational* 2.0%
European Investment Bank
1.00%, 06/15/18	1,000,000	995,122
4.00%, 02/16/21	750,000	832,607
Inter-American Development Bank
1.38%, 10/18/16	1,000,000	1,008,976
International Bank for Reconstruction & Development
0.88%, 04/17/17	1,000,000	1,001,547
1.00%, 06/15/18	1,000,000	998,797
International Finance Corp.
1.13%, 11/23/16	500,000	502,192
1.75%, 09/04/18	1,600,000	1,615,771
1.75%, 09/16/19	150,000	150,946
		7,105,958
Total Foreign Government Securities
(Cost $16,097,028)		16,262,344
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 2.3% of net assets
U.S. Treasury Obligation 2.3%
U.S. Treasury Bill
0.04%, 09/03/15 (e)	8,000,000	8,000,000
Total Short-Term Investment
(Cost $7,999,984)		8,000,000

End of Investments.

36    See financial notes

Schwab Intermediate-Term Bond Fund
Portfolio Holdings continued

At 08/31/15, the tax basis cost of the fund's investments was $364,294,689 and the unrealized appreciation and depreciation were $4,684,674 and ($1,011,064), respectively, with a net unrealized appreciation of $3,673,610.
Security Rate, Maturity Dates	Face Amount ($)	Value ($)
TBA Sale Commitments 1.6% of net assets
U.S. Government Agency Mortgages 1.6%
Freddie Mac TBA
4.50%, 09/01/45 (b)(f)	2,000,000	2,164,531
Ginnie Mae TBA
5.00%, 09/01/45 (b)(f)	2,000,000	2,200,586
5.50%, 09/01/45 (b)(f)	1,000,000	1,120,938
Total TBA Sale Commitments
(Proceeds $5,480,938)		5,486,055
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,004,907 or 1.7% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the purchase yield.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)	All or a portion of this security is designated as collateral for delayed-delivery securities.

REMIC —	Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the fund's investments as of August 31, 2015 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Bonds[1]	$—	$80,340,050	$—	$80,340,050
Asset-Backed Obligations	—	1,088,186	—	1,088,186
Mortgage-Backed Securities[1]	—	121,869,692	—	121,869,692
Commercial Mortgage-Backed Securities	—	12,140,897	—	12,140,897
U.S. Government and Government Agencies[1]	—	128,267,130	—	128,267,130
Foreign Government Securities[1]	—	16,262,344	—	16,262,344
Short-Term Investment[1]	—	8,000,000	—	8,000,000
Total	$—	$367,968,299	$—	$367,968,299
See financial notes    37

Schwab Intermediate-Term Bond Fund
Portfolio Holdings continued
Liabilities Valuation Input Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other Financial Instruments
TBA Sale Commitments[1]	$—	($5,486,055)	$—	($5,486,055)
[1]	As categorized in Portfolio Holdings.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2014	Accrued Discounts (Premiums)	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of August 31, 2015
Corporate Bonds	$339,525	$—	$15,761	($7,471)	$—	($347,815)	$—	$—	$—
Total	$339,525	$—	$15,761	($7,471)	$—	($347,815)	$—	$—	$—
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2015.
38    See financial notes

Schwab Intermediate-Term Bond Fund
Statement of
Assets and Liabilities
As of August 31, 2015
Assets
Investments, at value (cost $364,250,190)		$367,968,299
Receivables:
Investments sold		4,505,146
Fund shares sold		3,622,754
Interest		1,738,352
TBA sale commitment		5,480,938
Prepaid expenses	+	21,941
Total assets		383,337,430
Liabilities
TBA sale commitments, at value (proceeds $5,480,938)		5,486,055
Payables:
Investments bought		7,016,272
Investments bought - Delayed-delivery		24,193,892
Investment adviser and administrator fees		9,723
Shareholder service fees		15,624
Fund shares redeemed		1,248,607
Distributions to shareholders		166,812
Due to custodian		155,306
Interest for TBA sale commitments		11,861
Accrued expenses	+	66,995
Total liabilities		38,371,147
Net Assets
Total assets		383,337,430
Total liabilities	–	38,371,147
Net assets		$344,966,283
Net Assets by Source
Capital received from investors		340,732,767
Distributions in excess of net investment income		(166,812)
Net realized capital gains		687,336
Net unrealized capital appreciation		3,712,992

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$344,966,283		33,859,080		$10.19

See financial notes    39

Schwab Intermediate-Term Bond Fund
Statement of
Operations
For the period September 1, 2014 through August 31, 2015
Investment Income
Interest		$7,595,736*
Dividends	+	65,983
Total investment income		7,661,719
Expenses
Investment adviser and administrator fees		1,087,285
Shareholder service fees		894,260
Portfolio accounting fees		99,934
Professional fees		60,509
Custodian fees		35,918
Transfer agent fees		29,681
Shareholder reports		17,822
Registration fees		11,447
Independent trustees' fees		11,184
Settlement and interest expense		6,514*
Other expenses	+	7,462
Total expenses		2,262,016
Expense reduction by CSIM and its affiliates	–	624,574
Net expenses	–	1,637,442
Net investment income		6,024,277
Realized and Unrealized Gains (Losses)
Net realized gains on investments		1,679,093
Net realized losses on TBA sale commitments	+	(21,895)
Net realized gains		1,657,198
Net change in unrealized appreciation (depreciation) on investments		(2,514,314)
Net change in unrealized appreciation (depreciation) on TBA sale commitments	+	5,240
Net change in unrealized appreciation (depreciation)	+	(2,509,074)
Net realized and unrealized losses		(851,876)
Increase in net assets resulting from operations		$5,172,401
*	Includes $6,631 in interest income and $6,424 in interest expense related to charges on agency mortgage-backed securities not received or delivered on a timely basis (see financial note 2f).
40    See financial notes

Schwab Intermediate-Term Bond Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	9/1/14-8/31/15		9/1/13-8/31/14
Net investment income		$6,024,277	$6,138,446
Net realized gains		1,657,198	1,615,778
Net change in unrealized appreciation (depreciation)	+	(2,509,074)	6,069,822
Increase in net assets from operations		5,172,401	13,824,046
Distributions to Shareholders
Distributions from net investment income		(6,945,699)	(6,966,655)
Distributions from net realized gains	+	(501,356)	(160,807)
Total distributions		($7,447,055)	($7,127,462)

Transactions in Fund Shares
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,925,528	$91,587,662	9,742,824	$99,074,351
Shares reinvested		485,302	4,980,137	397,473	4,050,506
Shares redeemed	+	(11,621,308)	(119,176,107)	(9,122,261)	(92,649,051)
Net transactions in fund shares		(2,210,478)	($22,608,308)	1,018,036	$10,475,806
Shares Outstanding and Net Assets
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		36,069,558	$369,849,245	35,051,522	$352,676,855
Total increase (decrease)	+	(2,210,478)	(24,882,962)	1,018,036	17,172,390
End of period		33,859,080	$344,966,283	36,069,558	$369,849,245
Distributions in excess of net investment income			($166,812)		($187,579)
See financial notes    41

Schwab Total Bond Market Fund
Financial Statements
Financial Highlights
	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11
Per-Share Data ($)
Net asset value at beginning of period	9.55	9.26	9.76	9.51	9.42
Income (loss) from investment operations:
Net investment income (loss)	0.19 [1]	0.21	0.20	0.25	0.26
Net realized and unrealized gains (losses)	(0.07)	0.30	(0.47)	0.26	0.10
Total from investment operations	0.12	0.51	(0.27)	0.51	0.36
Less distributions:
Distributions from net investment income	(0.21)	(0.22)	(0.23)	(0.26)	(0.27)
Net asset value at end of period	9.46	9.55	9.26	9.76	9.51
Total return (%)	1.25	5.56	(2.85)	5.46	3.93
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.29	0.29	0.29	0.29	0.49 [2]
Gross operating expenses	0.54	0.55	0.56	0.56	0.59 [3]
Net investment income (loss)	2.03	2.18	2.10	2.58	2.78
Portfolio turnover rate[4]	82 [5]	93	165	160	166
Net assets, end of period ($ x 1,000,000)	1,273	1,021	885	957	936

1
Calculated based on the average shares outstanding during the period.
2
Effective June 16, 2011, the net operating expense limitation was lowered. The ratio presented for period ended 8/31/11 is a blended ratio.
3
The ratio of gross operating expenses would have been 0.55%, if certain non-routine expenses (litigation fees) had not been incurred.
4
Includes to-be-announced (TBA) transactions (if any). See financial note 2.
5
Revised methodology adopted as of August 31, 2015. For comparison purposes, portfolio turnover rate would have been 108% using previous methodology.
42    See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings  as of August 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
28.4%	Mortgage-Backed Securities	354,031,395	360,981,980
23.7%	Corporate Bonds	302,430,966	302,132,109
39.1%	U.S. Government and Government Agencies	487,416,344	497,449,884
1.9%	Commercial Mortgage-Backed Securities	24,310,300	24,566,410
0.6%	Asset-Backed Obligations	7,242,019	7,281,334
5.1%	Foreign Government Securities	65,063,274	64,555,513
0.9%	Municipal Bonds	11,712,931	12,195,637
0.1%	Other Investment Companies	1,621,360	1,621,360
6.4%	Short-Term Investments	80,998,940	80,999,913
106.2%	Total Investments	1,334,827,529	1,351,784,140
(6.2%)	Other Assets and Liabilities, Net		(79,225,649)
100.0%	Net Assets		1,272,558,491

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mortgage-Backed Securities 28.4% of net assets
TBA Securities 6.0%
Fannie Mae TBA
2.00%, 09/01/30 (b)(h)	1,000,000	986,836
2.50%, 09/01/30 (b)(h)	2,500,000	2,538,836
3.00%, 09/01/30 to 10/01/45 (b)(h)	5,500,000	5,674,857
3.50%, 09/01/30 (b)(h)	2,400,000	2,529,468
3.50%, 09/01/45 (b)(h)	8,000,000	8,298,812
4.00%, 09/01/45 (b)(h)	2,500,000	2,657,715
4.50%, 09/01/45 (b)(h)	1,000,000	1,083,906
Freddie Mac TBA
2.00%, 09/01/30 (b)(h)	600,000	591,586
2.50%, 09/01/30 (b)(h)	2,500,000	2,537,891
3.50%, 09/01/30 to 09/01/45 (b)(h)	11,000,000	11,422,473
4.00%, 09/01/45 (b)(h)	1,000,000	1,060,860
4.50%, 09/01/45 (b)(h)	1,500,000	1,623,399
5.00%, 09/01/45 (b)(h)	500,000	548,721
3.00%, 10/01/45 (b)(h)	5,000,000	5,001,137
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ginnie Mae TBA
2.50%, 09/01/45 (b)(h)	500,000	489,455
3.00%, 09/01/45 (b)(h)	7,000,000	7,103,406
3.50%, 09/01/45 (b)(h)	14,500,000	15,115,293
4.00%, 09/01/45 (b)(h)	4,000,000	4,243,906
4.50%, 09/01/45 (b)(h)	2,000,000	2,147,724
		75,656,281
U.S. Government Agency Mortgages 22.4%
Fannie Mae
5.50%, 02/01/16 to 06/01/38 (b)(i)	4,657,806	5,285,381
5.00%, 12/01/17 to 12/01/39 (b)(i)	3,466,381	3,806,680
4.50%, 05/01/18 to 01/01/44 (b)	9,215,455	10,025,808
6.50%, 06/01/18 to 11/01/37 (b)(i)	700,361	804,629
6.50%, 08/01/18 to 11/01/37 (b)	717,645	825,202
5.00%, 05/01/19 to 06/01/42 (b)	4,989,593	5,506,242
5.50%, 05/01/23 to 07/01/40 (b)	769,480	867,752
4.00%, 04/01/24 to 01/01/45 (b)	29,266,477	31,315,109
6.00%, 09/01/24 to 05/01/41 (b)	1,815,063	2,055,863
3.00%, 01/01/26 to 01/01/45 (b)	25,696,377	26,146,244
3.50%, 01/01/26 to 07/01/45 (b)	26,679,277	27,834,432
2.50%, 10/01/27 to 02/01/43 (b)	6,340,009	6,459,385
2.50%, 07/01/28 (b)(i)	1,818,406	1,864,057
2.00%, 08/01/28 to 09/01/28 (b)	160,557	160,103
4.50%, 03/01/29 to 04/01/43 (b)(i)	5,478,171	5,977,437
2.55%, 08/01/35 (a)(b)(i)	1,252,371	1,336,057
6.00%, 06/01/36 to 07/01/37 (b)(i)	2,234,187	2,530,374
7.00%, 04/01/37 (b)	117,691	139,114
3.00%, 02/01/43 to 07/01/43 (b)(i)	6,208,507	6,267,808
3.50%, 03/01/43 (b)(i)	3,387,135	3,522,685
Freddie Mac
4.50%, 06/01/18 to 09/01/43 (b)	5,889,768	6,430,673
6.00%, 11/01/18 to 10/01/38 (b)(i)	760,198	859,552
5.00%, 01/01/19 to 08/01/39 (b)(i)	2,185,404	2,402,051
4.50%, 08/01/20 to 08/01/41 (b)(i)	1,474,941	1,607,212
5.50%, 08/01/22 to 07/01/40 (b)	1,283,247	1,431,854
6.00%, 12/01/23 to 02/01/38 (b)	442,908	504,083
4.00%, 03/01/24 to 04/01/45 (b)	14,712,204	15,695,150
5.00%, 06/01/26 to 07/01/40 (b)	2,753,178	3,026,317
3.00%, 10/01/26 to 05/01/45 (b)	5,544,868	5,667,107
2.50%, 08/01/27 to 07/01/43 (b)	2,303,304	2,339,237
2.00%, 04/01/28 (b)	157,575	157,141
2.50%, 07/01/28 (b)(i)	2,720,997	2,789,944
3.00%, 09/01/28 to 06/01/43 (b)(i)	11,543,909	11,750,144
3.50%, 07/01/32 to 06/01/45 (b)	13,459,479	14,000,639
5.50%, 12/01/34 to 02/01/39 (b)(i)	2,032,469	2,294,036
6.50%, 10/01/36 to 09/01/39 (b)	190,012	218,766
2.11%, 05/01/37 (a)(b)(i)	722,272	766,711
4.00%, 01/01/41 (b)(i)	2,064,802	2,198,423
Ginnie Mae
4.00%, 06/20/20 to 10/20/44 (b)	12,568,273	13,393,056
4.50%, 05/15/24 to 10/20/44 (b)	10,002,185	10,883,971
3.00%, 02/15/26 to 08/20/45 (b)	8,251,101	8,434,238
3.50%, 02/15/26 to 08/20/45 (b)	12,720,316	13,317,262
5.50%, 04/20/26 to 04/15/39 (b)	1,405,579	1,594,024
2.50%, 03/20/27 to 02/15/43 (b)	962,092	983,274
2.00%, 07/20/28 (b)	40,001	39,304
5.00%, 08/15/28 to 07/20/44 (b)	6,210,672	6,908,074
6.00%, 07/20/34 to 08/15/38 (b)	954,520	1,090,474
6.50%, 10/20/37 (b)	244,875	280,531
5.50%, 03/15/40 (b)(i)	142,496	160,279
3.00%, 10/20/40 to 08/20/44 (a)(b)	786,738	816,619
2.50%, 07/20/42 (a)(b)	80,708	83,107
See financial notes    43

Schwab Total Bond Market Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 12/20/42 to 04/20/43 (b)(i)	5,220,392	5,320,307
3.50%, 04/20/43 to 01/20/44 (b)(i)	2,762,406	2,893,585
4.00%, 09/15/43 (b)(i)	2,108,306	2,258,192
		285,325,699
Total Mortgage-Backed Securities
(Cost $354,031,395)		360,981,980

Corporate Bonds 23.7% of net assets
Finance 7.8%
Banking 5.4%
Abbey National Treasury Services PLC
3.05%, 08/23/18	200,000	206,092
2.35%, 09/10/19	250,000	250,429
American Express Centurion Bank
6.00%, 09/13/17	250,000	271,476
American Express Co.
6.15%, 08/28/17	250,000	271,147
7.00%, 03/19/18 (i)	300,000	338,396
American Express Credit Corp.
1.13%, 06/05/17	250,000	248,090
2.25%, 08/15/19	250,000	249,465
Bank of America Corp.
6.88%, 04/25/18	450,000	504,428
5.65%, 05/01/18 (i)	400,000	435,615
6.88%, 11/15/18	750,000	848,268
2.65%, 04/01/19	750,000	757,449
5.63%, 07/01/20	1,000,000	1,124,426
5.88%, 01/05/21	500,000	570,054
5.00%, 05/13/21	900,000	986,344
Bank of America NA
5.30%, 03/15/17	3,500,000	3,687,736
6.00%, 10/15/36 (i)	1,250,000	1,503,830
Bank of Montreal
2.50%, 01/11/17	500,000	509,031
BB&T Corp.
3.95%, 03/22/22 (b)(i)	1,000,000	1,048,161
BNP Paribas S.A.
5.00%, 01/15/21 (i)	250,000	279,974
3.25%, 03/03/23	250,000	250,787
BPCE S.A.
2.50%, 12/10/18	500,000	506,733
2.50%, 07/15/19	1,000,000	1,010,616
Capital One Bank USA NA
1.50%, 03/22/18 (b)	500,000	493,587
2.40%, 09/05/19 (b)	500,000	493,607
3.38%, 02/15/23	250,000	238,152
Capital One Financial Corp.
4.75%, 07/15/21	1,000,000	1,071,706
Citigroup, Inc.
4.45%, 01/10/17	1,500,000	1,558,150
6.00%, 08/15/17	200,000	215,950
2.40%, 02/18/20	300,000	297,607
4.05%, 07/30/22	1,500,000	1,538,461
4.40%, 06/10/25	500,000	503,825
5.88%, 01/30/42	500,000	583,474
6.68%, 09/13/43	250,000	310,979
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.25%, 08/04/45	500,000	514,936
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Credit Suisse USA, Inc.
1.38%, 05/26/17	500,000	499,276
5.40%, 01/14/20	250,000	276,287
Deutsche Bank AG
6.00%, 09/01/17	450,000	486,399
3.70%, 05/30/24	100,000	99,506
Fifth Third Bancorp
8.25%, 03/01/38	200,000	285,640
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	251,134
HSBC Bank USA
5.88%, 11/01/34 (i)	500,000	578,886
HSBC Holdings PLC
4.00%, 03/30/22	500,000	519,427
7.63%, 05/17/32	150,000	191,506
6.50%, 09/15/37	500,000	592,725
5.25%, 03/14/44	1,000,000	1,024,150
JPMorgan Chase & Co.
6.00%, 01/15/18	1,000,000	1,093,433
2.25%, 01/23/20 (b)	300,000	296,641
4.25%, 10/15/20 (i)	1,500,000	1,600,516
4.50%, 01/24/22	1,500,000	1,601,212
3.25%, 09/23/22	1,000,000	994,226
3.20%, 01/25/23	150,000	147,953
3.13%, 01/23/25 (b)	250,000	239,859
5.50%, 10/15/40	100,000	113,098
JPMorgan Chase Bank NA
6.00%, 10/01/17	500,000	539,791
KeyBank NA
1.10%, 11/25/16 (b)	200,000	199,858
2.25%, 03/16/20	300,000	297,227
Lloyds Bank PLC
4.20%, 03/28/17	500,000	520,981
2.30%, 11/27/18	300,000	301,966
6.38%, 01/21/21	500,000	592,016
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	250,000	251,875
Morgan Stanley
5.45%, 01/09/17	1,500,000	1,578,277
6.63%, 04/01/18	200,000	222,989
7.30%, 05/13/19	250,000	292,929
2.38%, 07/23/19	2,750,000	2,750,330
3.75%, 02/25/23	500,000	507,336
4.10%, 05/22/23	1,000,000	1,005,440
5.00%, 11/24/25	250,000	263,724
6.25%, 08/09/26	750,000	894,953
4.30%, 01/27/45	500,000	472,967
National City Bank
5.80%, 06/07/17	500,000	533,453
National City Corp.
6.88%, 05/15/19	100,000	115,308
Rabobank Nederland
3.38%, 01/19/17	350,000	359,863
4.63%, 12/01/23	100,000	103,102
4.38%, 08/04/25	250,000	250,069
Regions Financial Corp.
2.00%, 05/15/18 (b)	500,000	497,695
Royal Bank of Canada
1.25%, 06/16/17	250,000	249,529
2.20%, 07/27/18	500,000	505,033
2.15%, 03/15/19	1,000,000	1,007,643
State Street Corp.
1.35%, 05/15/18	250,000	248,103
44    See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	250,000	250,558
3.40%, 07/11/24	300,000	296,025
SunTrust Banks, Inc.
2.35%, 11/01/18 (b)	250,000	251,404
Svenska Handelsbanken AB
2.88%, 04/04/17	350,000	359,015
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	500,000	506,565
The Bank of Nova Scotia
4.38%, 01/13/21	500,000	542,413
The Bear Stearns Cos. LLC
7.25%, 02/01/18	200,000	223,967
The Goldman Sachs Group, Inc.
5.63%, 01/15/17	750,000	787,764
6.25%, 09/01/17	1,000,000	1,087,085
5.95%, 01/18/18	600,000	654,155
2.38%, 01/22/18	300,000	302,978
6.15%, 04/01/18	500,000	551,254
7.50%, 02/15/19	1,000,000	1,168,410
5.75%, 01/24/22	750,000	853,176
3.63%, 01/22/23	500,000	503,114
3.85%, 07/08/24 (b)	1,000,000	1,011,431
5.95%, 01/15/27	450,000	505,259
6.75%, 10/01/37	300,000	359,018
The PNC Financial Services Group, Inc.
3.90%, 04/29/24 (b)	1,000,000	1,012,090
The Toronto-Dominion Bank
1.40%, 04/30/18	500,000	495,510
2.13%, 07/02/19	500,000	499,805
UBS AG
5.88%, 12/20/17	850,000	927,502
5.75%, 04/25/18	1,000,000	1,095,936
US Bancorp
2.20%, 11/15/16 (b)	250,000	253,467
US Bank NA
2.13%, 10/28/19 (b)	1,000,000	1,003,796
Wells Fargo & Co.
5.63%, 12/11/17 (i)	700,000	762,236
2.60%, 07/22/20	150,000	150,337
3.45%, 02/13/23	800,000	797,725
3.30%, 09/09/24	1,000,000	991,933
5.38%, 02/07/35	500,000	560,739
5.38%, 11/02/43	625,000	674,063
		68,572,042
Brokerage 0.2%
BlackRock, Inc.
5.00%, 12/10/19 (i)	300,000	334,288
3.50%, 03/18/24	1,000,000	1,016,533
Jefferies Group LLC
5.13%, 04/13/18	250,000	263,923
5.13%, 01/20/23	100,000	103,404
6.45%, 06/08/27	75,000	77,487
Nomura Holdings, Inc.
6.70%, 03/04/20	200,000	234,543
		2,030,178
Finance Company 0.5%
GATX Corp.
5.20%, 03/15/44 (b)	150,000	155,927
Security Rate, Maturity Date	Face Amount ($)	Value ($)
GE Capital Trust I
6.38%, 11/15/67 (a)(b)	250,000	267,656
General Electric Capital Corp.
5.40%, 02/15/17	500,000	529,480
2.30%, 04/27/17	500,000	508,264
5.63%, 09/15/17	200,000	216,366
5.63%, 05/01/18	650,000	714,238
2.30%, 01/14/19	250,000	252,742
2.20%, 01/09/20 (b)	500,000	499,444
4.38%, 09/16/20	300,000	325,790
5.30%, 02/11/21	150,000	169,209
6.75%, 03/15/32	300,000	394,087
5.88%, 01/14/38	250,000	304,132
6.88%, 01/10/39	150,000	201,989
6.38%, 11/15/67 (a)(b)	500,000	535,000
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (a)(b)	700,000	704,375
International Lease Finance Corp.
7.13%, 09/01/18 (c)	200,000	221,534
Synchrony Financial
3.75%, 08/15/21 (b)	250,000	248,403
4.25%, 08/15/24 (b)	250,000	246,613
		6,495,249
Insurance 1.1%
ACE INA Holdings, Inc.
5.80%, 03/15/18	250,000	275,869
2.70%, 03/13/23	500,000	476,692
Aetna, Inc.
3.95%, 09/01/20 (i)	250,000	263,015
Aflac, Inc.
3.63%, 06/15/23	250,000	252,046
American International Group, Inc.
3.88%, 01/15/35 (b)	400,000	364,532
6.25%, 05/01/36	250,000	299,632
Anthem, Inc.
2.25%, 08/15/19	300,000	295,233
3.30%, 01/15/23	500,000	485,496
3.50%, 08/15/24 (b)	250,000	242,381
Assurant, Inc.
6.75%, 02/15/34	200,000	234,832
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	1,000,000	1,096,968
4.25%, 01/15/21 (i)	500,000	543,985
Cigna Corp.
5.38%, 02/15/42 (b)	150,000	160,409
CNA Financial Corp.
7.35%, 11/15/19	325,000	384,056
Lincoln National Corp.
4.00%, 09/01/23	200,000	205,277
Marsh & McLennan Cos., Inc.
4.80%, 07/15/21 (b)	100,000	109,694
MetLife, Inc.
6.82%, 08/15/18	450,000	514,229
4.88%, 11/13/43	250,000	263,018
Principal Financial Group, Inc.
6.05%, 10/15/36	300,000	348,460
Prudential Financial, Inc.
4.50%, 11/16/21	750,000	819,946
5.63%, 06/15/43 (a)(b)	250,000	257,250
The Allstate Corp.
4.50%, 06/15/43	200,000	201,016
See financial notes    45

Schwab Total Bond Market Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Chubb Corp.
6.00%, 05/11/37	100,000	123,270
The Hartford Financial Services Group, Inc.
6.00%, 01/15/19	100,000	112,249
5.13%, 04/15/22	1,000,000	1,114,734
6.10%, 10/01/41	500,000	597,063
4.30%, 04/15/43	500,000	476,577
The Travelers Co., Inc.
5.90%, 06/02/19	300,000	340,954
6.75%, 06/20/36	150,000	195,357
UnitedHealth Group, Inc.
1.40%, 10/15/17	100,000	99,789
2.75%, 02/15/23 (b)	150,000	144,744
3.75%, 07/15/25	500,000	513,056
5.80%, 03/15/36	600,000	707,394
4.75%, 07/15/45	250,000	263,237
Voya Financial, Inc.
2.90%, 02/15/18	200,000	203,902
5.50%, 07/15/22	1,000,000	1,129,199
XLIT Ltd.
5.25%, 12/15/43	500,000	526,543
		14,642,104
Real Estate Investment Trust 0.6%
Boston Properties LP
5.63%, 11/15/20 (b)	150,000	170,041
3.80%, 02/01/24 (b)	150,000	151,304
Brandywine Operating Partnership LP
3.95%, 02/15/23 (b)	250,000	246,102
DDR Corp.
3.63%, 02/01/25 (b)	500,000	471,394
Digital Realty Trust LP
5.88%, 02/01/20	250,000	278,926
Duke Realty LP
4.38%, 06/15/22 (b)	400,000	414,691
3.75%, 12/01/24 (b)	100,000	97,654
ERP Operating LP
4.63%, 12/15/21 (b)	500,000	541,109
3.38%, 06/01/25 (b)	250,000	243,989
Essex Portfolio LP
3.50%, 04/01/25 (b)	500,000	483,236
Federal Realty Investment Trust
4.50%, 12/01/44 (b)	150,000	148,665
HCP, Inc.
6.70%, 01/30/18	400,000	441,680
3.40%, 02/01/25 (b)	200,000	185,461
Health Care REIT, Inc.
4.13%, 04/01/19 (b)	200,000	210,993
Kilroy Realty LP
3.80%, 01/15/23 (b)	200,000	197,423
4.25%, 08/15/29 (b)	300,000	287,446
Kimco Realty Corp.
4.30%, 02/01/18 (b)	250,000	264,955
3.20%, 05/01/21 (b)	150,000	150,162
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (b)	650,000	670,698
ProLogis LP
2.75%, 02/15/19 (b)	150,000	151,824
4.25%, 08/15/23 (b)	200,000	205,728
Regency Centers LP
4.80%, 04/15/21	150,000	163,199
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Simon Property Group LP
2.80%, 01/30/17 (b)	200,000	203,754
2.75%, 02/01/23 (b)	500,000	477,799
Ventas Realty LP
4.75%, 06/01/21 (b)	100,000	107,401
4.25%, 03/01/22 (b)	350,000	363,576
WP Carey, Inc.
4.00%, 02/01/25 (b)	250,000	242,394
		7,571,604
		99,311,177
Industrial 14.1%
Basic Industry 1.1%
Agrium, Inc.
6.75%, 01/15/19	250,000	285,215
3.15%, 10/01/22 (b)	300,000	291,160
3.38%, 03/15/25 (b)	500,000	471,418
6.13%, 01/15/41 (b)	300,000	339,991
Airgas, Inc.
1.65%, 02/15/18 (b)	350,000	345,560
3.05%, 08/01/20 (b)	150,000	150,538
3.65%, 07/15/24 (b)	300,000	296,063
Barrick Gold Corp.
6.95%, 04/01/19	250,000	279,872
Barrick North America Finance LLC
4.40%, 05/30/21	500,000	472,335
5.75%, 05/01/43	500,000	428,491
Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20	250,000	264,335
BHP Billiton Finance (USA) Ltd.
3.25%, 11/21/21 (i)	700,000	700,077
4.13%, 02/24/42 (i)	250,000	225,090
Domtar Corp.
10.75%, 06/01/17	57,000	64,808
4.40%, 04/01/22 (b)	100,000	101,239
Eastman Chemical Co.
3.60%, 08/15/22 (b)	100,000	99,288
3.80%, 03/15/25 (b)	250,000	245,620
Ecolab, Inc.
3.00%, 12/08/16	200,000	203,946
2.25%, 01/12/20	100,000	99,688
Freeport-McMoran Oil & Gas LLC
6.50%, 11/15/20 (b)	975,000	911,625
6.75%, 02/01/22 (b)	228,000	208,050
Georgia-Pacific LLC
7.25%, 06/01/28	200,000	258,385
Glencore Canada Corp.
6.20%, 06/15/35	250,000	226,899
International Paper Co.
7.30%, 11/15/39	300,000	361,833
4.80%, 06/15/44 (b)	200,000	182,818
Kinross Gold Corp.
5.13%, 09/01/21 (b)	150,000	137,966
Lubrizol Corp.
8.88%, 02/01/19	200,000	244,274
LYB International Finance BV
5.25%, 07/15/43	500,000	503,903
LyondellBasell Industries N.V.
5.00%, 04/15/19 (b)	500,000	541,047
6.00%, 11/15/21 (b)	500,000	567,151
Monsanto Co.
4.20%, 07/15/34 (b)	250,000	230,522
46    See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Newmont Mining Corp.
4.88%, 03/15/42 (b)	250,000	189,970
Packaging Corp. of America
3.90%, 06/15/22 (b)	100,000	100,709
4.50%, 11/01/23 (b)	300,000	312,541
Rio Tinto Finance (USA) Ltd.
3.50%, 11/02/20	250,000	258,442
7.13%, 07/15/28	200,000	251,419
Rio Tinto Finance (USA) PLC
2.25%, 12/14/18 (b)	250,000	248,419
4.75%, 03/22/42 (b)	500,000	470,100
Rock-Tenn Co.
4.45%, 03/01/19	250,000	265,697
Teck Resources Ltd.
4.75%, 01/15/22 (b)	300,000	235,055
The Dow Chemical Co.
4.25%, 11/15/20 (b)	600,000	637,617
7.38%, 11/01/29	325,000	413,142
4.25%, 10/01/34 (b)	150,000	138,844
The Valspar Corp.
4.20%, 01/15/22 (b)	150,000	154,275
Vale Overseas Ltd.
6.25%, 01/23/17	150,000	155,904
4.38%, 01/11/22 (g)	375,000	348,675
Vale S.A.
5.63%, 09/11/42	250,000	192,800
		14,112,816
Capital Goods 1.1%
Caterpillar Financial Services Corp.
1.25%, 11/06/17	700,000	696,470
7.15%, 02/15/19	500,000	581,878
Deere & Co.
5.38%, 10/16/29	550,000	654,468
Eaton Corp.
1.50%, 11/02/17	200,000	198,803
2.75%, 11/02/22	1,250,000	1,198,864
4.00%, 11/02/32	150,000	144,001
General Electric Co.
5.25%, 12/06/17	500,000	539,397
2.70%, 10/09/22	500,000	489,326
3.38%, 03/11/24	150,000	152,238
4.13%, 10/09/42	250,000	239,557
4.50%, 03/11/44	250,000	254,192
Honeywell International, Inc.
5.00%, 02/15/19	150,000	166,440
5.38%, 03/01/41	250,000	293,626
John Deere Capital Corp.
1.55%, 12/15/17	500,000	502,614
1.70%, 01/15/20	150,000	146,634
Joy Global, Inc.
6.00%, 11/15/16	150,000	155,061
L-3 Communications Corp.
4.95%, 02/15/21 (b)	250,000	264,887
Lockheed Martin Corp.
6.15%, 09/01/36	200,000	239,932
5.50%, 11/15/39	100,000	110,158
Northrop Grumman Corp.
1.75%, 06/01/18	350,000	347,458
Owens Corning
4.20%, 12/15/22 (b)	500,000	503,809
Packaging Corp. of America
3.65%, 09/15/24 (b)	250,000	245,166
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Raytheon Co.
4.88%, 10/15/40	150,000	162,008
Republic Services, Inc.
3.80%, 05/15/18	300,000	314,062
6.20%, 03/01/40	750,000	914,145
Textron, Inc.
7.25%, 10/01/19	500,000	584,770
5.95%, 09/21/21 (b)	750,000	863,838
The Boeing Co.
3.75%, 11/20/16	300,000	310,717
6.88%, 03/15/39 (i)	100,000	138,680
3.50%, 03/01/45 (b)	250,000	224,185
United Technologies Corp.
1.80%, 06/01/17	250,000	252,637
6.13%, 02/01/19	500,000	568,152
3.10%, 06/01/22	750,000	753,127
4.50%, 06/01/42	700,000	711,522
		13,922,822
Communications 2.4%
21st Century Fox America, Inc.
6.90%, 03/01/19	500,000	571,553
6.40%, 12/15/35	250,000	284,255
6.15%, 03/01/37	450,000	502,218
America Movil, S.A.B. de CV
5.00%, 10/16/19 (i)	200,000	219,026
6.13%, 03/30/40	500,000	566,875
4.38%, 07/16/42	300,000	274,884
American Tower Corp.
3.40%, 02/15/19	500,000	508,448
5.00%, 02/15/24	500,000	522,900
AT&T, Inc.
2.45%, 06/30/20 (b)	200,000	198,434
3.00%, 02/15/22 (i)	350,000	337,071
3.00%, 06/30/22 (b)	500,000	480,870
3.40%, 05/15/25 (b)	350,000	334,225
6.15%, 09/15/34	300,000	322,225
5.35%, 09/01/40	250,000	246,434
5.55%, 08/15/41	100,000	100,853
CBS Corp.
5.75%, 04/15/20 (i)	275,000	307,032
3.50%, 01/15/25 (b)	500,000	475,198
4.90%, 08/15/44 (b)	100,000	88,765
4.60%, 01/15/45 (b)	500,000	435,212
CCO Safari II LLC
3.58%, 07/23/20 (b)(c)	500,000	499,871
4.46%, 07/23/22 (b)(c)	250,000	249,112
6.38%, 10/23/35 (b)(c)	250,000	255,243
Comcast Corp.
5.70%, 07/01/19	200,000	225,791
6.50%, 11/15/35	175,000	218,101
Deutsche Telekom International Finance BV
6.00%, 07/08/19	400,000	456,176
DIRECTV Holdings LLC
2.40%, 03/15/17	500,000	503,467
5.20%, 03/15/20	500,000	545,922
5.00%, 03/01/21	250,000	268,381
3.80%, 03/15/22	500,000	496,777
4.45%, 04/01/24 (b)	150,000	151,863
3.95%, 01/15/25 (b)	250,000	242,873
6.00%, 08/15/40 (b)	500,000	515,053
5.15%, 03/15/42	350,000	331,533
See financial notes    47

Schwab Total Bond Market Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Grupo Televisa S.A.B.
6.00%, 05/15/18	250,000	274,755
5.00%, 05/13/45 (b)	400,000	373,008
Historic TW, Inc.
6.88%, 06/15/18	500,000	565,907
NBCUniversal Media LLC
5.15%, 04/30/20	500,000	560,617
2.88%, 01/15/23	1,250,000	1,219,459
5.95%, 04/01/41	150,000	180,869
4.45%, 01/15/43	250,000	247,733
Omnicom Group, Inc.
4.45%, 08/15/20	750,000	804,147
3.65%, 11/01/24 (b)	250,000	243,758
Orange S.A.
2.75%, 02/06/19	150,000	153,023
9.00%, 03/01/31 (a)	200,000	283,654
5.38%, 01/13/42	100,000	105,964
Pacific Bell Telephone Co.
7.13%, 03/15/26	750,000	918,847
Qwest Corp.
6.75%, 12/01/21	300,000	326,250
TCI Communication, Inc.
7.13%, 02/15/28	350,000	451,715
Telefonica Emisiones S.A.U.
5.13%, 04/27/20	100,000	110,323
5.46%, 02/16/21	500,000	559,744
7.05%, 06/20/36	100,000	122,725
The Walt Disney Co.
4.13%, 12/01/41	100,000	98,512
Time Warner, Inc.
2.10%, 06/01/19	300,000	296,294
4.88%, 03/15/20	400,000	438,430
3.55%, 06/01/24 (b)	250,000	245,451
Verizon Communications, Inc.
1.35%, 06/09/17	250,000	249,295
3.65%, 09/14/18	350,000	367,093
4.50%, 09/15/20	1,000,000	1,075,463
3.00%, 11/01/21 (b)	200,000	197,409
5.15%, 09/15/23	1,150,000	1,262,846
4.15%, 03/15/24 (b)	500,000	511,795
3.50%, 11/01/24 (b)	200,000	195,815
7.75%, 12/01/30	250,000	327,133
6.40%, 09/15/33	500,000	574,945
4.40%, 11/01/34 (b)	1,500,000	1,387,564
5.85%, 09/15/35	650,000	701,903
4.75%, 11/01/41	1,000,000	924,415
6.55%, 09/15/43	500,000	594,315
Viacom, Inc.
2.50%, 12/15/16	300,000	303,364
4.25%, 09/01/23 (b)	150,000	142,971
Vodafone Group PLC
2.95%, 02/19/23	1,000,000	943,806
WPP Finance 2010
3.75%, 09/19/24	250,000	244,818
		30,322,776
Consumer Cyclical 1.7%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (b)(c)	1,000,000	983,241
Amazon.com, Inc.
2.50%, 11/29/22 (b)	200,000	189,756
3.80%, 12/05/24 (b)	250,000	250,642
4.95%, 12/05/44 (b)	500,000	502,493
Security Rate, Maturity Date	Face Amount ($)	Value ($)
American Honda Finance Corp.
0.95%, 05/05/17	250,000	249,150
AutoZone, Inc.
4.00%, 11/15/20 (b)	500,000	529,885
BorgWarner, Inc.
3.38%, 03/15/25 (b)	750,000	734,338
CVS Health Corp.
2.25%, 08/12/19 (b)	250,000	251,512
4.75%, 05/18/20 (b)	350,000	380,284
2.75%, 12/01/22 (b)	1,000,000	975,013
3.38%, 08/12/24 (b)	250,000	245,536
eBay, Inc.
2.60%, 07/15/22 (b)	300,000	272,174
Ford Motor Co.
7.45%, 07/16/31	100,000	126,378
4.75%, 01/15/43	1,000,000	954,383
Ford Motor Credit Co., LLC
6.63%, 08/15/17	750,000	811,432
2.15%, 01/09/18	500,000	498,330
5.00%, 05/15/18	350,000	372,873
4.25%, 09/20/22	750,000	774,845
General Motors Co.
3.50%, 10/02/18	250,000	254,140
4.88%, 10/02/23	750,000	767,486
6.25%, 10/02/43	250,000	268,666
Host Hotels & Resorts LP
4.00%, 06/15/25 (b)	500,000	487,032
Johnson Controls, Inc.
3.63%, 07/02/24 (b)	300,000	289,881
4.63%, 07/02/44 (b)	300,000	282,192
Lowe's Cos., Inc.
3.12%, 04/15/22 (b)	150,000	151,357
4.65%, 04/15/42 (b)	100,000	104,293
Macy's Retail Holdings, Inc.
6.90%, 04/01/29	200,000	241,191
5.13%, 01/15/42 (b)	250,000	235,177
Marriott International, Inc.
3.00%, 03/01/19 (b)	200,000	203,647
3.13%, 10/15/21 (b)	200,000	203,163
McDonald's Corp.
2.63%, 01/15/22	200,000	194,569
3.70%, 02/15/42	200,000	172,513
NIKE, Inc.
2.25%, 05/01/23 (b)	200,000	191,433
3.63%, 05/01/43 (b)	100,000	92,462
Nordstrom, Inc.
6.25%, 01/15/18	100,000	110,284
QVC, Inc.
5.45%, 08/15/34 (b)	300,000	266,957
Starbucks Corp.
3.85%, 10/01/23 (b)	300,000	315,908
Target Corp.
2.30%, 06/26/19	500,000	507,626
3.50%, 07/01/24	400,000	411,860
The Gap, Inc.
5.95%, 04/12/21 (b)	100,000	110,857
The Home Depot, Inc.
3.75%, 02/15/24 (b)	150,000	156,414
5.88%, 12/16/36	500,000	607,666
4.88%, 02/15/44 (b)	150,000	159,964
Toyota Motor Credit Corp.
1.25%, 10/05/17	500,000	499,152
3.40%, 09/15/21	100,000	103,441
VF Corp.
6.45%, 11/01/37	50,000	65,035
48    See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Wal-Mart Stores, Inc.
5.38%, 04/05/17	500,000	535,163
5.80%, 02/15/18	300,000	332,467
3.25%, 10/25/20	500,000	524,523
5.88%, 04/05/27	275,000	338,383
5.25%, 09/01/35	300,000	344,066
6.50%, 08/15/37	150,000	195,689
4.00%, 04/11/43 (b)	1,000,000	955,693
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19 (b)	500,000	500,956
3.80%, 11/18/24 (b)	500,000	489,979
Wyndham Worldwide Corp.
5.63%, 03/01/21	250,000	271,865
		21,045,415
Consumer Non-Cyclical 3.3%
AbbVie, Inc.
2.00%, 11/06/18	500,000	498,926
3.20%, 11/06/22 (b)	200,000	198,000
4.40%, 11/06/42	300,000	278,065
Altria Group, Inc.
4.75%, 05/05/21	150,000	161,963
2.85%, 08/09/22	200,000	192,710
4.00%, 01/31/24	300,000	305,550
5.38%, 01/31/44	500,000	526,202
Amgen, Inc.
2.50%, 11/15/16 (i)	250,000	253,751
5.70%, 02/01/19 (i)	500,000	555,114
3.63%, 05/15/22 (b)	150,000	151,388
Anheuser-Busch InBev Finance, Inc.
1.13%, 01/27/17	150,000	150,261
2.15%, 02/01/19	300,000	302,024
3.70%, 02/01/24	300,000	308,037
4.63%, 02/01/44	650,000	663,214
Anheuser-Busch InBev Worldwide, Inc.
1.38%, 07/15/17	350,000	351,048
5.00%, 04/15/20	450,000	501,963
4.38%, 02/15/21 (i)	150,000	163,385
AstraZeneca PLC
6.45%, 09/15/37	500,000	639,249
Baxalta, Inc.
2.00%, 06/22/18 (c)	250,000	248,852
3.36%, 06/23/22 (b)(c)	500,000	500,416
4.00%, 06/23/25 (b)(c)	500,000	498,094
5.25%, 06/23/45 (b)(c)	500,000	503,996
Bristol-Myers Squibb Co.
3.25%, 08/01/42	150,000	128,121
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	100,000	119,738
Cardinal Health, Inc.
1.95%, 06/15/18	250,000	249,782
3.20%, 03/15/23	250,000	243,914
3.75%, 09/15/25 (b)	500,000	502,312
4.60%, 03/15/43	250,000	242,216
4.90%, 09/15/45 (b)	500,000	500,754
Celgene Corp.
2.88%, 08/17/20	1,000,000	1,002,992
3.55%, 08/15/22	1,000,000	1,002,555
3.63%, 05/15/24 (b)	1,000,000	985,751
4.63%, 05/15/44 (b)	750,000	709,807
5.00%, 08/15/45 (b)	250,000	253,248
Covidien International Finance S.A.
6.00%, 10/15/17	400,000	436,627
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Delhaize Group S.A.
5.70%, 10/01/40	500,000	528,557
Diageo Capital PLC
1.13%, 04/29/18	100,000	98,656
5.88%, 09/30/36	150,000	175,935
Dr Pepper Snapple Group, Inc.
3.20%, 11/15/21 (b)	750,000	765,320
Eli Lilly & Co.
3.70%, 03/01/45 (b)	500,000	461,422
Express Scripts Holding Co.
2.65%, 02/15/17	250,000	253,442
2.25%, 06/15/19	500,000	494,893
4.75%, 11/15/21	450,000	481,938
General Mills, Inc.
5.65%, 02/15/19	500,000	556,089
Gilead Sciences, Inc.
4.40%, 12/01/21 (b)	1,000,000	1,072,476
3.50%, 02/01/25 (b)	500,000	499,970
5.65%, 12/01/41 (b)	1,000,000	1,149,739
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	400,000	501,309
Hasbro, Inc.
6.30%, 09/15/17	100,000	108,855
Johnson & Johnson
4.38%, 12/05/33 (b)	100,000	107,037
4.85%, 05/15/41	200,000	225,576
Kellogg Co.
7.45%, 04/01/31	250,000	319,340
Kimberly-Clark Corp.
6.13%, 08/01/17	500,000	546,151
7.50%, 11/01/18	325,000	383,020
5.30%, 03/01/41	200,000	231,011
Koninklijke Philips N.V.
5.00%, 03/15/42	300,000	287,265
Kraft Foods Group, Inc.
5.38%, 02/10/20	392,000	434,349
3.50%, 06/06/22	1,000,000	1,010,469
Kraft Heinz Foods Co.
5.20%, 07/15/45 (b)	500,000	527,536
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	100,774
6.88%, 05/01/20	100,000	115,740
McKesson Corp.
2.28%, 03/15/19	650,000	651,707
3.80%, 03/15/24 (b)	500,000	506,842
Medtronic, Inc.
1.50%, 03/15/18 (c)(h)	750,000	748,235
3.13%, 03/15/22 (b)	250,000	252,817
4.63%, 03/15/45 (c)(h)	250,000	256,254
Merck & Co., Inc.
3.88%, 01/15/21 (b)	700,000	748,350
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	200,000	221,835
Molson Coors Brewing Co.
3.50%, 05/01/22 (g)	100,000	101,340
Mondelez International, Inc.
2.25%, 02/01/19 (b)	200,000	199,936
6.50%, 11/01/31	500,000	609,326
Mylan, Inc.
4.20%, 11/29/23 (b)	350,000	351,624
5.40%, 11/29/43 (b)	200,000	197,996
Newell Rubbermaid, Inc.
2.05%, 12/01/17	150,000	150,203
4.70%, 08/15/20	200,000	218,963
See financial notes    49

Schwab Total Bond Market Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
PepsiCo, Inc.
2.25%, 01/07/19 (b)	200,000	202,744
4.50%, 01/15/20	250,000	273,526
4.88%, 11/01/40	500,000	536,016
Perrigo Finance PLC
3.90%, 12/15/24 (b)	500,000	485,823
Pfizer, Inc.
6.20%, 03/15/19	500,000	568,612
7.20%, 03/15/39	250,000	342,953
4.40%, 05/15/44	500,000	497,999
Philip Morris International, Inc.
4.50%, 03/26/20	350,000	381,366
2.90%, 11/15/21	650,000	646,829
2.50%, 08/22/22	500,000	482,269
Quest Diagnostics, Inc.
4.70%, 04/01/21	750,000	809,238
Reynolds American, Inc.
3.25%, 11/01/22	100,000	97,484
4.45%, 06/12/25 (b)	200,000	205,917
4.75%, 11/01/42	150,000	139,884
5.85%, 08/15/45 (b)	500,000	540,365
Sanofi
1.25%, 04/10/18	250,000	248,119
Teva Pharmaceutical Finance Co., LLC
6.15%, 02/01/36	13,000	14,689
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	91,000	90,593
The Coca-Cola Co.
3.15%, 11/15/20 (i)	1,200,000	1,248,286
2.50%, 04/01/23	750,000	727,051
The Kroger Co.
3.85%, 08/01/23 (b)	100,000	101,692
5.40%, 07/15/40 (b)	50,000	53,740
The Procter & Gamble Co.
4.70%, 02/15/19	400,000	440,649
Thermo Fisher Scientific, Inc.
4.15%, 02/01/24 (b)	300,000	307,123
5.30%, 02/01/44 (b)	300,000	314,097
Unilever Capital Corp.
4.25%, 02/10/21	700,000	767,516
Zimmer Biomet Holdings, Inc.
2.00%, 04/01/18	500,000	496,666
5.75%, 11/30/39	400,000	441,362
Zoetis, Inc.
4.70%, 02/01/43 (b)	100,000	87,314
		42,532,244
Energy 2.6%
Anadarko Petroleum Corp.
6.38%, 09/15/17	250,000	270,616
6.45%, 09/15/36 (i)	100,000	112,898
Apache Corp.
3.25%, 04/15/22 (b)	250,000	241,715
5.10%, 09/01/40 (b)	250,000	233,351
Baker Hughes, Inc.
7.50%, 11/15/18 (i)	100,000	115,645
BP Capital Markets PLC
1.85%, 05/05/17 (i)	200,000	201,670
2.24%, 05/10/19	500,000	500,938
2.32%, 02/13/20	250,000	248,235
4.50%, 10/01/20	500,000	544,945
4.74%, 03/11/21	1,000,000	1,095,829
3.06%, 03/17/22	500,000	496,853
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Buckeye Partners LP
4.35%, 10/15/24 (b)	200,000	184,648
Canadian Natural Resources Ltd.
5.70%, 05/15/17	250,000	264,580
3.90%, 02/01/25 (b)	500,000	463,152
5.85%, 02/01/35	250,000	245,263
6.25%, 03/15/38	200,000	200,325
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (b)	100,000	115,729
Cimarex Energy Co.
5.88%, 05/01/22 (b)	500,000	527,500
4.38%, 06/01/24 (b)	500,000	483,515
Devon Energy Corp.
2.25%, 12/15/18 (b)	300,000	299,482
Dominion Gas Holdings LLC
4.80%, 11/01/43 (b)	400,000	398,505
El Paso Pipeline Partners Operating Co., LLC
4.30%, 05/01/24 (b)	450,000	409,528
4.70%, 11/01/42 (b)	100,000	74,790
Enbridge, Inc.
4.00%, 10/01/23 (b)	1,000,000	936,995
Energy Transfer Partners LP
5.20%, 02/01/22 (b)	500,000	503,825
4.75%, 01/15/26 (b)	1,000,000	950,605
6.63%, 10/15/36	200,000	201,314
6.13%, 12/15/45 (b)	500,000	482,455
EnLink Midstream Partners LP
4.40%, 04/01/24 (b)	350,000	335,613
5.05%, 04/01/45 (b)	650,000	545,669
Ensco PLC
4.70%, 03/15/21	350,000	321,016
4.50%, 10/01/24 (b)(g)	150,000	127,584
Enterprise Products Operating LLC
2.55%, 10/15/19 (b)	600,000	598,105
3.90%, 02/15/24 (b)	100,000	97,755
3.75%, 02/15/25 (b)	500,000	479,099
6.65%, 10/15/34	250,000	284,810
EOG Resources, Inc.
5.63%, 06/01/19	500,000	560,812
2.63%, 03/15/23 (b)	500,000	474,258
3.90%, 04/01/35 (b)	500,000	469,083
Exxon Mobil Corp.
3.57%, 03/06/45 (b)	500,000	460,702
Halliburton Co.
2.00%, 08/01/18 (b)	300,000	301,257
7.45%, 09/15/39	225,000	296,770
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (b)	500,000	503,935
Hess Corp.
8.13%, 02/15/19	300,000	349,826
7.30%, 08/15/31 (i)	300,000	337,478
5.60%, 02/15/41	100,000	96,933
Husky Energy, Inc.
7.25%, 12/15/19	163,000	186,821
4.00%, 04/15/24 (b)	1,000,000	932,270
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	295,487
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	400,000	448,311
6.95%, 01/15/38	500,000	512,699
5.00%, 08/15/42 (b)	200,000	158,960
5.40%, 09/01/44 (b)	100,000	83,710
50    See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kinder Morgan, Inc.
7.25%, 06/01/18	250,000	278,013
4.30%, 06/01/25 (b)	250,000	231,143
5.55%, 06/01/45 (b)	200,000	172,148
Magellan Midstream Partners LP
4.20%, 12/01/42 (b)	250,000	210,060
Marathon Oil Corp.
2.80%, 11/01/22 (b)	200,000	181,335
Marathon Petroleum Corp.
3.63%, 09/15/24 (b)	500,000	483,114
6.50%, 03/01/41 (b)	250,000	271,873
MPLX LP
4.00%, 02/15/25 (b)	250,000	231,375
Nexen Energy ULC
6.20%, 07/30/19	125,000	139,455
5.88%, 03/10/35	300,000	330,840
Nisource Finance Corp.
5.25%, 02/15/43 (b)	300,000	321,886
Noble Holding International Ltd.
3.95%, 03/15/22 (g)	500,000	406,817
5.95%, 04/01/25 (b)(g)	250,000	221,063
Phillips 66
2.95%, 05/01/17	500,000	511,145
5.88%, 05/01/42	150,000	162,344
Phillips 66 Partners LP
3.61%, 02/15/25 (b)	500,000	447,123
4.68%, 02/15/45 (b)	100,000	82,854
Pioneer Natural Resources Co.
7.50%, 01/15/20	1,000,000	1,134,577
Pride International, Inc.
7.88%, 08/15/40	250,000	241,633
Shell International Finance BV
5.20%, 03/22/17	500,000	530,737
3.63%, 08/21/42	500,000	433,023
4.38%, 05/11/45	500,000	496,530
Southern Natural Gas Co., LLC
5.90%, 04/01/17 (c)(i)	150,000	158,345
Spectra Energy Partners LP
2.95%, 09/25/18 (b)	300,000	303,386
Suncor Energy, Inc.
6.10%, 06/01/18	500,000	553,318
5.95%, 12/01/34	250,000	279,570
6.50%, 06/15/38	500,000	592,792
The Williams Cos., Inc.
7.88%, 09/01/21	200,000	220,540
4.55%, 06/24/24 (b)	500,000	443,790
8.75%, 03/15/32 (a)	350,000	404,237
Tosco Corp.
7.80%, 01/01/27	250,000	321,051
Total Capital International S.A.
2.13%, 01/10/19	250,000	252,229
TransCanada PipeLines Ltd.
6.20%, 10/15/37	150,000	167,741
Valero Energy Corp.
9.38%, 03/15/19	250,000	305,020
4.90%, 03/15/45	250,000	226,991
Weatherford International Ltd.
4.50%, 04/15/22 (b)	500,000	422,355
Western Gas Partners LP
3.95%, 06/01/25 (b)	500,000	464,621
Williams Partners LP
3.60%, 03/15/22 (b)	100,000	94,808
Security Rate, Maturity Date	Face Amount ($)	Value ($)
XTO Energy, Inc.
6.75%, 08/01/37 (i)	100,000	140,329
		32,934,080
Other Industrial 0.0%
Thomas & Betts Corp.
5.63%, 11/15/21	250,000	292,960
Technology 1.4%
Amphenol Corp.
1.55%, 09/15/17	300,000	299,841
Apple, Inc.
1.00%, 05/03/18	200,000	197,875
2.40%, 05/03/23	500,000	477,837
3.85%, 05/04/43	500,000	457,187
Arrow Electronics, Inc.
3.00%, 03/01/18	500,000	508,357
4.50%, 03/01/23 (b)	500,000	515,049
Broadcom Corp.
3.50%, 08/01/24 (b)	500,000	490,176
Cisco Systems, Inc.
4.45%, 01/15/20 (i)	250,000	273,702
5.90%, 02/15/39	150,000	181,045
EMC Corp.
2.65%, 06/01/20	1,000,000	996,837
3.38%, 06/01/23 (b)	500,000	486,237
Fiserv, Inc.
2.70%, 06/01/20 (b)	250,000	248,440
3.85%, 06/01/25 (b)	250,000	247,497
Google, Inc.
3.38%, 02/25/24	300,000	305,984
Harris Corp.
6.15%, 12/15/40	150,000	160,529
Hewlett-Packard Co.
2.60%, 09/15/17	300,000	303,916
2.75%, 01/14/19	200,000	201,561
3.75%, 12/01/20	550,000	567,442
4.65%, 12/09/21	350,000	368,958
Ingram Micro, Inc.
5.00%, 08/10/22 (b)	250,000	257,955
4.95%, 12/15/24 (b)	150,000	153,501
Intel Corp.
1.95%, 10/01/16	250,000	253,237
3.30%, 10/01/21	400,000	413,245
4.80%, 10/01/41	150,000	153,232
International Business Machines Corp.
5.70%, 09/14/17	400,000	435,300
7.63%, 10/15/18 (i)	700,000	821,986
KLA-Tencor Corp.
4.65%, 11/01/24 (b)	350,000	344,853
Lam Research Corp.
2.75%, 03/15/20 (b)	250,000	247,795
3.80%, 03/15/25 (b)	500,000	472,196
Microsoft Corp.
5.30%, 02/08/41	1,000,000	1,151,182
Motorola Solutions, Inc.
3.50%, 03/01/23	500,000	441,998
NetApp, Inc.
2.00%, 12/15/17	1,000,000	1,000,904
3.38%, 06/15/21 (b)	350,000	344,759
See financial notes    51

Schwab Total Bond Market Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Oracle Corp.
2.95%, 05/15/25 (b)	500,000	481,705
4.30%, 07/08/34 (b)	250,000	248,655
6.13%, 07/08/39	750,000	911,353
Pitney Bowes, Inc.
4.63%, 03/15/24 (b)	200,000	200,690
Seagate HDD Cayman
3.75%, 11/15/18	500,000	514,454
4.75%, 06/01/23	750,000	728,817
4.75%, 01/01/25	750,000	714,782
5.75%, 12/01/34 (b)(c)	250,000	245,207
Verisk Analytics, Inc.
4.00%, 06/15/25	250,000	244,530
Xerox Corp.
2.75%, 03/15/19	400,000	401,730
		18,472,536
Transportation 0.5%
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/27	750,000	732,750
Burlington Northern Santa Fe LLC
3.60%, 09/01/20 (b)	300,000	313,387
4.45%, 03/15/43 (b)	250,000	238,508
4.55%, 09/01/44 (b)	300,000	290,854
Canadian National Railway Co.
2.95%, 11/21/24 (b)	250,000	247,475
6.20%, 06/01/36	100,000	127,729
4.50%, 11/07/43 (b)	100,000	105,163
Canadian Pacific Railway Ltd.
4.50%, 01/15/22	250,000	266,271
Continental Airlines 2010-1 Class A Pass Through Trust
4.75%, 07/12/22	268,824	273,528
CSX Corp.
3.70%, 10/30/20 (b)	250,000	262,294
4.10%, 03/15/44 (b)	100,000	91,062
FedEx Corp.
2.63%, 08/01/22	200,000	194,666
3.88%, 08/01/42	200,000	173,397
Norfolk Southern Corp.
5.90%, 06/15/19	300,000	339,091
2.90%, 02/15/23 (b)	250,000	241,313
4.84%, 10/01/41	100,000	101,798
Ryder System, Inc.
2.55%, 06/01/19 (b)	200,000	199,848
Union Pacific Corp.
4.16%, 07/15/22 (b)	750,000	798,460
3.25%, 08/15/25 (b)	500,000	495,201
6.63%, 02/01/29	250,000	329,960
United Parcel Service, Inc.
1.13%, 10/01/17	250,000	250,075
6.20%, 01/15/38	150,000	191,598
4.88%, 11/15/40 (b)	250,000	275,028
		6,539,456
		180,175,105
Utilities 1.8%
Electric 1.7%
Ameren Illinois Co.
2.70%, 09/01/22 (b)	400,000	391,745
American Electric Power Co., Inc.
1.65%, 12/15/17 (b)	600,000	598,405
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Appalachian Power Co.
6.38%, 04/01/36 (i)	650,000	782,668
7.00%, 04/01/38 (i)	600,000	772,084
Arizona Public Service Co.
2.20%, 01/15/20 (b)	250,000	249,937
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (b)	500,000	511,658
6.50%, 09/15/37	500,000	618,604
CMS Energy Corp.
4.70%, 03/31/43 (b)	250,000	251,311
Consolidated Edison Co. of New York, Inc.
5.30%, 03/01/35	350,000	396,751
Consumers Energy Co.
3.38%, 08/15/23 (b)	500,000	507,082
3.95%, 05/15/43 (b)	400,000	388,314
Dominion Resources, Inc.
1.90%, 06/15/18	500,000	497,722
4.45%, 03/15/21	450,000	479,493
5.25%, 08/01/33	500,000	536,883
DTE Electric Co.
3.65%, 03/15/24 (b)	150,000	154,493
Duke Energy Carolinas LLC
4.30%, 06/15/20	100,000	109,178
6.45%, 10/15/32	350,000	448,033
Duke Energy Corp.
3.75%, 04/15/24 (b)	250,000	253,131
Duke Energy Florida, Inc.
4.55%, 04/01/20	750,000	825,363
Duke Energy Progress, Inc.
4.15%, 12/01/44 (b)	600,000	588,754
Eversource Energy
3.15%, 01/15/25 (b)	500,000	487,419
Exelon Generation Co., LLC
2.95%, 01/15/20 (b)	1,000,000	1,003,007
4.00%, 10/01/20 (b)	300,000	311,166
5.60%, 06/15/42 (b)	300,000	299,151
Florida Power & Light Co.
6.20%, 06/01/36	500,000	636,977
Georgia Power Co.
4.75%, 09/01/40	350,000	340,203
LG&E & KU Energy LLC
3.75%, 11/15/20 (b)	600,000	629,657
NextEra Energy Capital Holdings, Inc.
3.63%, 06/15/23 (b)	200,000	201,241
Oncor Electric Delivery Co., LLC
2.15%, 06/01/19 (b)	800,000	794,829
4.55%, 12/01/41 (b)	500,000	502,523
Pacific Gas & Electric Co.
5.80%, 03/01/37	400,000	465,890
4.30%, 03/15/45 (b)	500,000	487,461
Pacificorp
5.50%, 01/15/19	150,000	167,033
6.00%, 01/15/39	500,000	609,553
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	200,000	193,221
PSEG Power LLC
5.13%, 04/15/20	150,000	164,907
8.63%, 04/15/31	500,000	685,311
San Diego Gas & Electric Co.
4.50%, 08/15/40	250,000	263,420
Sempra Energy
2.40%, 03/15/20 (b)	500,000	498,653
3.55%, 06/15/24 (b)	150,000	148,355
Southern California Edison Co.
5.50%, 08/15/18	250,000	277,628
52    See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Southern Power Co.
1.50%, 06/01/18	500,000	492,725
The Southern Co.
2.15%, 09/01/19 (b)	200,000	196,685
TransAlta Corp.
6.65%, 05/15/18	100,000	109,016
Union Electric Co.
3.90%, 09/15/42 (b)	200,000	190,210
WEC Energy Group, Inc.
1.65%, 06/15/18	500,000	499,472
2.45%, 06/15/20 (b)	500,000	499,960
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	315,000	343,150
4.80%, 09/15/41 (b)	750,000	783,414
		21,643,846
Natural Gas 0.1%
Atmos Energy Corp.
4.13%, 10/15/44 (b)	500,000	479,970
ONE Gas, Inc.
3.61%, 02/01/24 (b)	250,000	260,134
4.66%, 02/01/44 (b)	150,000	157,195
Southwest Gas Corp.
3.88%, 04/01/22 (b)	100,000	104,682
		1,001,981
		22,645,827
Total Corporate Bonds
(Cost $302,430,966)		302,132,109

U.S. Government and Government Agencies 39.1% of net assets
U.S. Government Agency Securities 3.0%
Fannie Mae
1.25%, 09/28/16	3,000,000	3,022,377
5.38%, 06/12/17 (i)	1,000,000	1,080,949
1.00%, 09/27/17	4,850,000	4,870,709
0.88%, 02/08/18	1,000,000	996,309
1.50%, 10/17/19 (b)	2,000,000	1,993,216
1.55%, 10/29/19 (b)	1,600,000	1,591,859
1.75%, 11/26/19	1,500,000	1,514,112
2.25%, 10/17/22 (b)	1,500,000	1,473,834
6.63%, 11/15/30 (i)	500,000	716,406
Federal Farm Credit Bank
4.88%, 01/17/17	500,000	529,508
Federal Home Loan Bank
1.00%, 06/21/17	450,000	451,767
1.00%, 08/09/17 (b)	100,000	100,010
1.00%, 11/09/17 (b)	1,000,000	1,000,305
5.00%, 11/17/17	750,000	816,193
5.38%, 05/15/19	500,000	571,264
1.88%, 12/09/22 (i)	3,500,000	3,423,294
5.50%, 07/15/36	500,000	658,840
Freddie Mac
0.88%, 10/14/16	2,250,000	2,258,865
1.00%, 09/29/17	2,500,000	2,506,947
0.88%, 03/07/18 (i)	2,000,000	1,993,402
1.25%, 05/14/18 (b)	1,750,000	1,751,048
4.88%, 06/13/18	1,000,000	1,103,217
1.38%, 05/01/20	1,250,000	1,237,097
2.38%, 01/13/22	1,500,000	1,528,101
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Tennessee Valley Authority
3.88%, 02/15/21	340,000	371,898
4.65%, 06/15/35	1,000,000	1,144,523
		38,706,050
U.S. Treasury Obligations 36.1%
U.S. Treasury Bonds
8.13%, 08/15/19	1,000,000	1,262,181
6.00%, 02/15/26 (i)	3,500,000	4,737,897
6.50%, 11/15/26	1,000,000	1,418,665
6.63%, 02/15/27	1,000,000	1,438,268
6.38%, 08/15/27	1,000,000	1,424,010
6.13%, 11/15/27	400,000	560,760
5.25%, 11/15/28	2,500,000	3,301,693
5.25%, 02/15/29 (i)	1,000,000	1,322,096
5.38%, 02/15/31	3,000,000	4,098,906
5.00%, 05/15/37	500,000	690,508
4.38%, 11/15/39	1,000,000	1,267,285
4.38%, 05/15/40	1,750,000	2,219,138
3.88%, 08/15/40 (i)	1,800,000	2,120,449
4.25%, 11/15/40	1,650,000	2,058,342
4.75%, 02/15/41	1,450,000	1,946,125
4.38%, 05/15/41	1,250,000	1,594,068
3.75%, 08/15/41	2,000,000	2,320,964
3.13%, 11/15/41	3,785,000	3,942,289
3.13%, 02/15/42	2,230,000	2,318,837
3.00%, 05/15/42	1,000,000	1,013,822
2.75%, 08/15/42	2,025,000	1,951,474
2.75%, 11/15/42	2,000,000	1,924,934
3.13%, 02/15/43	1,000,000	1,034,583
2.88%, 05/15/43	3,000,000	2,956,914
3.63%, 08/15/43	3,000,000	3,410,235
3.75%, 11/15/43	1,000,000	1,162,669
3.63%, 02/15/44	3,000,000	3,407,853
3.38%, 05/15/44	3,500,000	3,796,726
3.13%, 08/15/44	1,000,000	1,034,870
3.00%, 11/15/44	4,000,000	4,039,012
2.50%, 02/15/45	6,000,000	5,460,156
3.00%, 05/15/45	3,500,000	3,541,699
U.S. Treasury Notes
0.50%, 09/30/16	5,500,000	5,503,723
3.00%, 09/30/16	1,000,000	1,027,402
1.00%, 10/31/16	2,000,000	2,011,640
4.63%, 11/15/16	1,000,000	1,049,544
0.88%, 11/30/16	2,000,000	2,008,736
2.75%, 11/30/16 (i)	5,000,000	5,138,820
0.63%, 12/31/16	5,250,000	5,255,707
0.88%, 12/31/16	3,750,000	3,766,297
0.75%, 01/15/17	3,000,000	3,007,344
0.50%, 01/31/17	2,000,000	1,997,904
0.88%, 01/31/17	3,000,000	3,012,363
3.13%, 01/31/17 (i)	3,700,000	3,832,789
0.50%, 02/28/17 (i)	10,500,000	10,483,798
0.88%, 02/28/17	7,750,000	7,781,434
0.75%, 03/15/17	5,500,000	5,511,456
1.00%, 03/31/17	2,000,000	2,011,758
3.25%, 03/31/17	2,000,000	2,083,020
0.50%, 04/30/17	8,000,000	7,980,576
0.88%, 04/30/17	5,500,000	5,519,228
3.13%, 04/30/17 (i)	5,250,000	5,464,410
0.88%, 05/15/17	3,000,000	3,010,449
4.50%, 05/15/17	3,000,000	3,196,113
0.63%, 05/31/17	2,500,000	2,497,525
See financial notes    53

Schwab Total Bond Market Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.88%, 06/15/17	2,000,000	2,006,210
0.88%, 07/15/17	2,000,000	2,005,664
0.50%, 07/31/17	4,000,000	3,982,472
2.38%, 07/31/17	3,500,000	3,608,941
0.88%, 08/15/17	3,500,000	3,508,249
0.63%, 08/31/17	6,500,000	6,485,609
1.88%, 08/31/17	2,000,000	2,043,294
1.00%, 09/15/17	5,000,000	5,022,720
0.63%, 09/30/17	1,000,000	996,777
0.75%, 10/31/17	3,000,000	2,995,098
4.25%, 11/15/17	3,000,000	3,224,082
0.63%, 11/30/17	7,500,000	7,459,035
0.88%, 01/15/18	3,900,000	3,897,484
2.63%, 01/31/18	2,000,000	2,082,070
1.00%, 02/15/18	1,750,000	1,752,940
3.50%, 02/15/18	1,000,000	1,062,350
0.75%, 03/31/18	3,000,000	2,983,437
2.88%, 03/31/18	2,500,000	2,621,468
3.88%, 05/15/18	2,500,000	2,692,888
0.88%, 07/15/18	2,000,000	1,990,860
1.38%, 07/31/18	2,000,000	2,017,890
4.00%, 08/15/18	2,000,000	2,173,476
1.50%, 08/31/18	3,000,000	3,036,054
1.38%, 09/30/18	4,000,000	4,030,936
1.25%, 10/31/18	1,000,000	1,003,171
1.75%, 10/31/18	4,000,000	4,076,668
3.75%, 11/15/18	3,000,000	3,247,794
1.25%, 11/30/18	6,000,000	6,014,766
1.38%, 11/30/18	3,000,000	3,020,331
1.38%, 12/31/18	5,000,000	5,027,960
1.50%, 01/31/19	2,000,000	2,017,826
2.75%, 02/15/19	1,500,000	1,576,905
1.50%, 02/28/19	4,500,000	4,538,439
1.50%, 03/31/19	2,000,000	2,016,158
1.63%, 03/31/19	5,000,000	5,061,620
1.63%, 04/30/19	1,500,000	1,517,705
3.13%, 05/15/19	3,000,000	3,197,109
1.50%, 05/31/19	3,000,000	3,019,845
1.00%, 06/30/19	1,500,000	1,481,837
1.63%, 06/30/19	3,000,000	3,032,577
1.63%, 07/31/19	2,500,000	2,525,390
3.63%, 08/15/19	3,000,000	3,260,724
1.00%, 08/31/19	2,000,000	1,970,248
1.63%, 08/31/19	3,500,000	3,533,838
1.75%, 09/30/19	5,500,000	5,576,054
1.50%, 10/31/19	2,500,000	2,507,878
3.38%, 11/15/19	3,000,000	3,237,228
1.00%, 11/30/19	1,500,000	1,472,744
1.63%, 12/31/19 (i)	9,250,000	9,318,172
3.63%, 02/15/20 (i)	5,000,000	5,460,645
1.13%, 04/30/20	1,000,000	982,435
1.38%, 04/30/20	2,000,000	1,988,868
1.50%, 05/31/20	4,800,000	4,798,939
1.63%, 06/30/20	5,000,000	5,022,200
1.88%, 06/30/20	3,550,000	3,604,752
1.63%, 07/31/20	3,500,000	3,513,807
2.00%, 07/31/20	2,000,000	2,042,110
2.63%, 08/15/20 (i)	2,000,000	2,098,790
2.00%, 09/30/20	1,000,000	1,019,323
2.63%, 11/15/20	4,000,000	4,193,568
2.00%, 11/30/20	1,000,000	1,017,513
2.38%, 12/31/20	6,250,000	6,476,644
2.13%, 01/31/21	2,000,000	2,044,570
3.63%, 02/15/21	2,000,000	2,201,368
2.25%, 04/30/21	2,500,000	2,567,090
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.13%, 05/15/21 (i)	6,600,000	7,091,218
2.00%, 05/31/21	2,000,000	2,025,508
2.13%, 06/30/21	1,000,000	1,018,932
2.25%, 07/31/21	1,200,000	1,230,828
2.13%, 08/15/21 (i)	1,000,000	1,018,307
2.00%, 08/31/21	2,000,000	2,021,354
2.00%, 10/31/21	2,000,000	2,018,386
2.00%, 11/15/21	5,750,000	5,800,123
1.88%, 11/30/21	6,000,000	6,008,514
1.50%, 01/31/22	3,750,000	3,664,894
2.00%, 02/15/22	3,000,000	3,025,548
1.75%, 04/30/22	1,000,000	990,247
1.75%, 05/15/22	1,250,000	1,237,590
1.88%, 05/31/22	3,500,000	3,491,841
2.13%, 06/30/22	1,500,000	1,520,567
2.00%, 07/31/22	1,500,000	1,507,569
1.63%, 08/15/22	2,000,000	1,958,580
1.63%, 11/15/22	2,500,000	2,442,498
2.00%, 02/15/23	3,000,000	2,999,688
1.75%, 05/15/23	4,250,000	4,159,326
2.50%, 08/15/23	2,500,000	2,581,398
2.50%, 05/15/24	5,000,000	5,143,490
2.38%, 08/15/24	5,000,000	5,085,255
2.25%, 11/15/24	2,000,000	2,010,520
2.00%, 02/15/25	4,000,000	3,930,756
2.13%, 05/15/25 (i)	6,000,000	5,954,100
2.00%, 08/15/25	5,000,000	4,911,720
		458,743,834
Total U.S. Government and Government Agencies
(Cost $487,416,344)		497,449,884

Commercial Mortgage-Backed Securities 1.9% of net assets
Banc of America Commercial Mortgage Trust
Series 2007-1 Class A4
5.45%, 01/15/49 (b)(i)	904,465	946,554
Series 2007-2 Class A4
5.61%, 04/10/49 (a)(b)	1,600,000	1,667,879
Series 2007-4 Class A4
5.74%, 02/10/51 (a)(b)	2,090,017	2,228,726
Citigroup Commercial Mortgage Trust
Series 2013-GC17 Class A4
4.13%, 11/10/46 (b)	450,000	481,991
Series 2014-GC21 Class A2
2.90%, 05/10/47 (b)	600,000	616,774
COMM 2013-CCRE11 Mortgage Trust
Series 2013-CR10 Class A4
4.21%, 08/10/46 (b)	1,500,000	1,621,111
Fannie Mae-Aces
Series 2011-M5 Class A2
2.94%, 07/25/21 (b)	700,000	722,801
Series 2013-M12 Class A
1.53%, 10/25/17 (b)	227,245	228,889
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	1,000,000	1,024,319
FHLMC Multifamily Structured Pass-Through Certificates
Series K014 Class A1
2.79%, 10/25/20 (b)	771,907	799,283
Series K021 Class A2
2.40%, 06/25/22 (b)	195,000	195,070
Series K024 Class A2
2.57%, 09/25/22 (b)	200,000	201,435
54    See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K026 Class A2
2.51%, 11/25/22 (b)	1,400,000	1,401,110
Series K027 Class A2
2.64%, 01/25/23 (b)	300,000	302,265
Series K029 Class A2
3.32%, 02/25/23 (a)(b)	100,000	105,085
Series K030 Class A1
2.78%, 09/25/22 (b)	179,688	186,498
Series K035 Class A2
3.46%, 08/25/23 (a)(b)	1,500,000	1,583,194
Series K040 Class A2
3.24%, 09/25/24 (b)	200,000	206,956
Series K714 Class A2
3.03%, 10/25/20 (b)	380,000	397,728
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)(i)	684,277	714,532
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A2
3.02%, 08/15/46 (b)	3,400,000	3,508,110
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 Class A2
2.67%, 01/15/46 (b)	800,000	817,360
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13 Class A2
2.94%, 11/15/46 (b)	200,000	205,970
Morgan Stanley Capital I Trust
Series 2012-C4 Class A4
3.24%, 03/15/45 (b)	2,000,000	2,052,250
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(b)	1,500,000	1,620,888
WFRBS Commercial Mortgage Trust
Series 2013-C11 Class A2
2.03%, 03/15/45 (b)	400,000	403,001
Series 2013-C14 Class A2
2.13%, 06/15/46 (b)	324,000	326,631
Total Commercial Mortgage-Backed Securities
(Cost $24,310,300)		24,566,410

Asset-Backed Obligations 0.6% of net assets
Capital One Multi-Asset Execution Trust
Series 2007-A7 Class A7
5.75%, 07/15/20 (b)	100,000	108,775
Series 2015-A1 Class A1
1.39%, 01/15/21 (b)	400,000	400,554
Chase Issuance Trust
Series 2014-A7 Class A7
1.38%, 11/15/19 (b)	400,000	401,258
Citibank Credit Card Issuance Trust
Series 2014-A4 Class A4
1.23%, 04/24/19 (b)	1,100,000	1,102,860
Series 2007-A8 Class A8
5.65%, 09/20/19 (b)	850,000	924,958
Series 2014-A5 Class A5
2.68%, 06/07/23 (b)	1,500,000	1,530,521
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Discover Card Execution Note Trust
Series 2014-A3 Class A3
1.22%, 10/15/19 (b)	400,000	401,032
Series 2014-A4 Class A4
2.12%, 12/15/21 (b)	1,000,000	1,015,047
Series 2012-A6 Class A6
1.67%, 01/18/22 (b)	700,000	696,235
Ford Credit Auto Owner Trust
Series 2013-A Class A4
0.78%, 05/15/18 (b)	150,000	149,860
Honda Auto Receivables Owner Trust
Series 2014-2 Class A4
1.18%, 05/18/20 (b)	100,000	99,957
Hyundai Auto Receivables Trust
Series 2013-C Class A4
1.55%, 03/15/19 (b)	100,000	100,704
Nissan Auto Receivables Owner Trust
Series 2013-A Class A4
0.75%, 07/15/19 (b)	200,000	199,666
Volkswagen Auto Loan Enhanced Trust
Series 2013-2 Class A4
1.16%, 03/20/20 (b)	150,000	149,907
Total Asset-Backed Obligations
(Cost $7,242,019)		7,281,334

Foreign Government Securities 5.1% of net assets
Foreign Agencies 1.5%
Austria 0.1%
Oesterreichische Kontrollbank AG
5.00%, 04/25/17	400,000	426,835
1.13%, 05/29/18	250,000	249,274
		676,109
Brazil 0.1%
Petrobras Global Finance BV
3.00%, 01/15/19	500,000	436,795
4.38%, 05/20/23	500,000	394,100
5.63%, 05/20/43	500,000	348,350
Petrobras International Finance Co., S.A.
5.75%, 01/20/20	700,000	638,491
5.38%, 01/27/21	500,000	442,000
		2,259,736
Germany 0.4%
Kreditanstalt Fuer Wiederaufbau
4.88%, 01/17/17 (d)	850,000	898,311
4.38%, 03/15/18 (d)	500,000	540,831
4.50%, 07/16/18 (d)	1,250,000	1,365,646
1.88%, 04/01/19 (d)	350,000	355,622
4.00%, 01/27/20 (d)	550,000	605,243
2.75%, 09/08/20 (d)	750,000	786,186
Landwirtschaftliche Rentenbank
1.00%, 04/04/18 (d)	150,000	149,583
1.88%, 09/17/18 (d)	1,000,000	1,018,596
		5,720,018
See financial notes    55

Schwab Total Bond Market Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Japan 0.1%
Japan Finance Corp.
1.75%, 07/31/18	500,000	504,836
1.75%, 11/13/18	1,000,000	1,007,702
		1,512,538
Mexico 0.3%
Petroleos Mexicanos
3.50%, 07/23/20 (c)	500,000	496,390
5.50%, 01/21/21	500,000	537,500
3.50%, 01/30/23	250,000	233,188
6.63%, 06/15/35	1,000,000	1,024,500
6.50%, 06/02/41	200,000	201,000
5.50%, 06/27/44	500,000	435,125
5.63%, 01/23/46 (c)	750,000	670,312
		3,598,015
Norway 0.1%
Statoil A.S.A.
3.13%, 08/17/17	200,000	206,653
7.75%, 06/15/23	100,000	128,789
3.70%, 03/01/24	600,000	608,514
5.10%, 08/17/40	250,000	276,828
		1,220,784
Republic of Korea 0.3%
Export-Import Bank of Korea
4.00%, 01/11/17	600,000	619,821
2.88%, 01/21/25	750,000	729,112
The Korea Development Bank
3.50%, 08/22/17	1,000,000	1,035,123
2.25%, 05/18/20 (g)	250,000	247,725
3.00%, 09/14/22	1,250,000	1,244,459
		3,876,240
Sweden 0.1%
Svensk Exportkredit AB
1.13%, 04/05/18	750,000	748,771
		19,612,211
Foreign Local Government 0.4%
Canada 0.4%
Province of Manitoba
1.13%, 06/01/18	500,000	497,822
Province of Ontario
4.00%, 10/07/19	400,000	434,636
4.40%, 04/14/20 (i)	1,325,000	1,471,157
Province of Quebec
5.13%, 11/14/16	1,150,000	1,209,529
7.50%, 09/15/29	650,000	952,136
		4,565,280
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sovereign 1.5%
Brazil 0.1%
Federative Republic of Brazil
6.00%, 01/17/17 (i)	500,000	527,500
5.88%, 01/15/19	250,000	272,250
4.88%, 01/22/21	250,000	255,000
8.88%, 04/15/24 (i)	200,000	253,500
4.25%, 01/07/25 (g)	200,000	185,750
5.63%, 01/07/41	500,000	447,500
		1,941,500
Chile 0.1%
Republic of Chile
3.88%, 08/05/20	600,000	649,500
3.63%, 10/30/42	200,000	179,000
		828,500
Colombia 0.1%
Republic of Colombia
4.00%, 02/26/24 (b)	200,000	194,500
7.38%, 09/18/37	650,000	770,250
5.63%, 02/26/44 (b)	500,000	488,125
		1,452,875
Italy 0.1%
Republic of Italy
5.38%, 06/12/17	500,000	533,846
6.88%, 09/27/23	250,000	316,308
		850,154
Mexico 0.3%
United Mexican States
5.63%, 01/15/17	500,000	531,250
3.50%, 01/21/21	350,000	355,687
3.63%, 03/15/22	1,000,000	1,005,000
6.75%, 09/27/34	750,000	916,875
6.05%, 01/11/40	1,000,000	1,125,000
		3,933,812
Panama 0.1%
Republic of Panama
5.20%, 01/30/20	100,000	109,625
4.00%, 09/22/24 (b)	300,000	300,000
3.75%, 03/16/25 (b)	150,000	147,375
6.70%, 01/26/36	200,000	244,500
		801,500
Peru 0.1%
Republic of Peru
7.13%, 03/30/19	650,000	757,250
56    See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Philippines 0.2%
Republic of the Philippines
4.20%, 01/21/24	750,000	826,875
5.00%, 01/13/37	500,000	580,650
3.95%, 01/20/40	1,096,000	1,120,660
		2,528,185
Poland 0.1%
Republic of Poland
5.13%, 04/21/21	750,000	842,243
Republic of Korea 0.0%
Republic of Korea
7.13%, 04/16/19	250,000	295,750
South Africa 0.1%
Republic of South Africa
6.88%, 05/27/19	500,000	563,453
5.88%, 09/16/25	500,000	541,388
		1,104,841
Turkey 0.2%
Republic of Turkey
7.50%, 07/14/17	1,000,000	1,093,770
5.63%, 03/30/21	1,000,000	1,065,150
7.38%, 02/05/25	500,000	588,000
6.88%, 03/17/36	500,000	562,665
4.88%, 04/16/43	250,000	220,612
		3,530,197
Uruguay 0.0%
Uruguay Government International Bond
4.50%, 08/14/24	400,000	413,500
4.13%, 11/20/45	100,000	82,750
		496,250
		19,363,057
Supranational* 1.7%
African Development Bank
0.88%, 05/15/17	400,000	400,504
Asian Development Bank
5.59%, 07/16/18	500,000	558,305
1.50%, 01/22/20	500,000	498,923
2.00%, 01/22/25	750,000	727,153
Council of Europe Development Bank
1.63%, 03/10/20	500,000	499,436
European Bank for Reconstruction & Development
1.00%, 02/16/17	400,000	402,348
0.75%, 09/01/17	300,000	299,282
1.63%, 11/15/18	750,000	755,525
European Investment Bank
5.13%, 05/30/17	1,250,000	1,342,511
1.00%, 06/15/18	2,000,000	1,990,244
1.63%, 12/18/18	1,500,000	1,512,285
1.88%, 03/15/19	1,000,000	1,016,177
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.88%, 09/15/20	600,000	632,507
4.88%, 02/15/36	1,500,000	1,863,513
Inter-American Development Bank
0.63%, 09/12/16	750,000	750,758
1.13%, 03/15/17	1,000,000	1,006,121
0.88%, 03/15/18	350,000	348,607
3.88%, 09/17/19	500,000	545,543
4.38%, 01/24/44	250,000	300,377
International Bank for Reconstruction & Development
0.88%, 04/17/17	2,000,000	2,003,094
1.63%, 02/10/22	1,000,000	981,039
2.13%, 02/13/23	500,000	500,355
4.75%, 02/15/35	500,000	621,412
International Finance Corp.
1.13%, 11/23/16	750,000	753,288
1.75%, 09/04/18	350,000	353,450
1.75%, 09/16/19	350,000	352,208
		21,014,965
Total Foreign Government Securities
(Cost $65,063,274)		64,555,513

Municipal Bonds 0.9% of net assets
Fixed-Rate Obligations 0.9%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	500,000	675,940
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34 (i)	1,000,000	1,394,890
GO (Build America Bonds) Series 2010
7.95%, 03/01/36 (b)	210,000	252,336
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	300,000	432,576
Connecticut
GO (Build America Bonds) Series 2010D
5.09%, 10/01/30	100,000	110,315
GO (Teachers' Retirement Fund) Series 2008A
5.85%, 03/15/32	300,000	362,082
East Bay Municipal Utility District
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40 (i)	700,000	886,494
Georgia
GO (Build America Bonds) Series 2009H
4.50%, 11/01/25	1,000,000	1,111,620
Harvard College
MA Taxable Bonds Series 2013A
3.62%, 10/01/37	400,000	388,874
Illinois
GO Bonds Series 2011
5.37%, 03/01/17	750,000	776,835
GO Bonds Series 2003
4.95%, 06/01/23	130,000	132,296
JobsOhio Beverage System
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	750,000	782,917
See financial notes    57

Schwab Total Bond Market Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Maryland State Transportation Auth
RB (Build America Bonds) Series 2009B
5.89%, 07/01/43	100,000	121,980
Metropolitan Government of Nashville & Davidson Cnty
GO (Build America Bonds) Series 2010B
5.71%, 07/01/34	200,000	238,848
Metropolitan Transportation Auth
GO (Build America Bonds) Series 2010E
6.81%, 11/15/40	350,000	459,449
New Jersey State Turnpike Auth
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	100,000	137,644
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	200,000	268,746
New Jersey Transportation Trust Fund Auth
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	250,000	259,060
New York City Municipal Water Finance Auth
Water and Sewer Systems Second General Resolution RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	150,000	192,276
New York City Transitional Finance Auth
Future Tax Secured RB (Qualified School Construction Bonds) Series 2010G3
5.27%, 05/01/27	250,000	286,075
Future Tax Secured RB (Build America Bonds) Series 2011A
5.51%, 08/01/37	100,000	119,757
Northwestern University
3.69%, 12/01/38	500,000	484,827
Ochsner Clinic Foundation
5.90%, 05/15/45 (b)	500,000	522,172
Texas
GO (Build America Bonds) Series 2010A
4.63%, 04/01/33	255,000	281,288
GO (Build America Bonds) Series 2009A
5.52%, 04/01/39	300,000	380,250
Texas State Transportation Commission
RB (Build America Bonds) Series 2010B
5.03%, 04/01/26	600,000	684,708
The Metropolitan Museum of Art
Series 2015
3.40%, 07/01/45	500,000	451,382
Total Municipal Bonds
(Cost $11,712,931)		12,195,637
Security	Number of Shares	Value ($)
Other Investment Companies 0.1% of net assets
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	153,630	153,630
Securities Lending Collateral 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	1,467,730	1,467,730
Total Other Investment Companies
(Cost $1,621,360)		1,621,360
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 6.4% of net assets
U.S. Government Agency Securities 5.4%
Federal Home Loan Bank
0.03%, 09/10/15 (f)	12,500,000	12,499,988
0.04%, 09/04/15 (f)	6,500,000	6,500,000
0.05%, 09/09/15 (f)	25,000,000	24,999,975
0.05%, 09/22/15 (f)	15,000,000	14,999,970
0.06%, 09/16/15 (f)	10,000,000	9,999,980
		68,999,913
U.S. Treasury Obligation 1.0%
U.S. Treasury Bill
0.04%, 09/03/15 (f)	12,000,000	12,000,000
Total Short-Term Investments
(Cost $80,998,940)		80,999,913

End of Investments.

At 08/31/15, the tax basis cost of the fund's investments was $1,335,261,505 and the unrealized appreciation and depreciation were $25,828,164 and ($9,305,529), respectively, with a net unrealized appreciation of $16,522,635.
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,535,102 or 0.5% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	All or a portion of this security is on loan. Securities on loan were valued at $1,420,121.
(h)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(i)	All or a portion of this security is designated as collateral for delayed-delivery securities.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust

58    See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings continued
The following is a summary of the inputs used to value the fund's investments as of August 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mortgage-Backed Securities[1]	$—	$360,981,980	$—	$360,981,980
Corporate Bonds[1]	—	302,132,109	—	302,132,109
U.S. Government and Government Agencies[1]	—	497,449,884	—	497,449,884
Commercial Mortgage-Backed Securities	—	24,566,410	—	24,566,410
Asset-Backed Obligations	—	7,281,334	—	7,281,334
Foreign Government Securities[1]	—	64,555,513	—	64,555,513
Municipal Bonds[1]	—	12,195,637	—	12,195,637
Other Investment Companies[1]	1,621,360	—	—	1,621,360
Short-Term Investments[1]	—	80,999,913	—	80,999,913
Total	$1,621,360	$1,350,162,780	$—	$1,351,784,140
[1]	As categorized in Portfolio Holdings.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2014	Accrued Discounts (Premiums)	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of August 31, 2015
Corporate Bonds	$679,049	($164)	$26,543	($9,798)	$—	($695,630)	$—	$—	$—
Total	$679,049	($164)	$26,543	($9,798)	$—	($695,630)	$—	$—	$—
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2015.
See financial notes    59

Schwab Total Bond Market Fund
Statement of
Assets and Liabilities
As of August 31, 2015
Assets
Investments, at value (cost $1,333,359,799) including securities on loan of $1,420,121		$1,350,316,410
Collateral invested for securities on loan, at value (cost $1,467,730)	+	1,467,730
Total investments, at value (cost $1,334,827,529)		1,351,784,140
Receivables:
Investments sold		24,453,075
Interest		7,377,656
Fund shares sold		434,626
Income from securities on loan		1,862
Prepaid expenses	+	15,696
Total assets		1,384,067,055
Liabilities
Collateral held for securities on loan		1,467,730
Payables:
Investments bought		22,485,834
Investments bought - Delayed-delivery		82,270,874
Investment adviser and administrator fees		254
Shareholder service fees		61,627
Fund shares redeemed		4,917,037
Distributions to shareholders		202,368
Due to custodian		4,176
Accrued expenses	+	98,664
Total liabilities		111,508,564
Net Assets
Total assets		1,384,067,055
Total liabilities	–	111,508,564
Net assets		$1,272,558,491
Net Assets by Source
Capital received from investors		1,371,183,069
Distributions in excess of net investment income		(50)
Net realized capital losses		(115,581,139)
Net unrealized capital appreciation		16,956,611

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,272,558,491		134,472,071		$9.46

60    See financial notes

Schwab Total Bond Market Fund
Statement of
Operations
For the period September 1, 2014 through August 31, 2015
Investment Income
Interest		$29,388,485*
Securities on loan	+	13,215
Total investment income		29,401,700
Expenses
Investment adviser and administrator fees		3,190,498
Shareholder service fees		3,156,375
Portfolio accounting fees		225,695
Custodian fees		82,613
Professional fees		74,637
Registration fees		33,359
Shareholder reports		31,001
Transfer agent fees		28,530
Settlement and interest expense		26,653*
Independent trustees' fees		17,439
Other expenses	+	19,427
Total expenses		6,886,227
Expense reduction by CSIM and its affiliates	–	3,181,190
Net expenses	–	3,705,037
Net investment income		25,696,663
Realized and Unrealized Gains (Losses)
Net realized gains on investments		7,151,718
Net change in unrealized appreciation (depreciation) on investments	+	(15,506,680)
Net realized and unrealized losses		(8,354,962)
Increase in net assets resulting from operations		$17,341,701
*	Includes $26,097 in interest income and $25,054 in interest expense related to charges on agency mortgage-backed securities not received or delivered on a timely basis (see financial note 2f).
See financial notes    61

Schwab Total Bond Market Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	9/1/14-8/31/15		9/1/13-8/31/14
Net investment income		$25,696,663	$20,575,481
Net realized gains		7,151,718	7,951,294
Net change in unrealized appreciation (depreciation)	+	(15,506,680)	22,800,858
Increase in net assets from operations		17,341,701	51,327,633
Distributions to Shareholders
Distributions from net investment income		($27,805,615)	($21,989,219)

Transactions in Fund Shares
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		59,412,744	$567,157,629	25,703,245	$241,046,767
Shares reinvested		2,615,287	25,031,547	2,018,292	19,007,634
Shares redeemed	+	(34,467,391)	(330,023,866)	(16,408,856)	(153,755,448)
Net transactions in fund shares		27,560,640	$262,165,310	11,312,681	$106,298,953
Shares Outstanding and Net Assets
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		106,911,431	$1,020,857,095	95,598,750	$885,219,728
Total increase	+	27,560,640	251,701,396	11,312,681	135,637,367
End of period		134,472,071	$1,272,558,491	106,911,431	$1,020,857,095
Distributions in excess of net investment income			($50)		$—
62    See financial notes

Schwab GNMA Fund
Financial Statements
Financial Highlights
	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11
Per-Share Data ($)
Net asset value at beginning of period	10.15	9.93	10.61	10.63	10.40
Income (loss) from investment operations:
Net investment income (loss)	0.14 [1]	0.18	0.08	0.19	0.23
Net realized and unrealized gains (losses)	0.04	0.31	(0.45)	0.21	0.37
Total from investment operations	0.18	0.49	(0.37)	0.40	0.60
Less distributions:
Distributions from net investment income	(0.24)	(0.27)	(0.29)	(0.28)	(0.31)
Distributions from net realized gains	—	—	(0.02)	(0.14)	(0.06)
Total distributions	(0.24)	(0.27)	(0.31)	(0.42)	(0.37)
Net asset value at end of period	10.09	10.15	9.93	10.61	10.63
Total return (%)	1.80	5.04	(3.55)	3.87	5.95
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.56 [2]	0.57 [2]	0.57 [2]	0.55	0.55
Gross operating expenses	0.64	0.66	0.62	0.60	0.61
Net investment income (loss)	1.41	1.89	1.34	1.76	2.24
Portfolio turnover rate[3]	325 [4]	481	401	567	641
Net assets, end of period ($ x 1,000,000)	292	289	363	638	506

1
Calculated based on the average shares outstanding during the period.
2
The expense ratio would have been 0.55%, if settlement expense related to charges on agency mortgage-backed securities not delivered on a timely basis had not been incurred (see financial note 2f).
3
Includes to-be-announced (TBA) transactions (if any). See financial note 2.
4
Revised methodology adopted as of August 31, 2015. For comparison purposes, portfolio turnover rate would have been 482% using previous methodology.
See financial notes    63

Schwab GNMA Fund
Portfolio Holdings  as of August 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
109.2%	Mortgage-Backed Securities	314,905,929	319,172,911
0.2%	Other Investment Company	705,614	705,614
19.9%	Short-Term Investments	57,999,333	57,999,945
129.3%	Total Investments	373,610,876	377,878,470
(3.4%)	TBA Sale Commitments	(9,923,438)	(9,923,281)
(25.9%)	Other Assets and Liabilities, Net		(75,706,445)
100.0%	Net Assets		292,248,744

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mortgage-Backed Securities 109.2% of net assets
TBA Securities 28.8%
Ginnie Mae TBA
2.50%, 09/01/45 (b)(e)	1,000,000	978,910
3.00%, 09/01/45 (b)(e)	42,000,000	42,620,496
3.50%, 09/01/45 (b)(e)	39,000,000	40,656,759
		84,256,165
U.S. Government Agency Mortgages 80.4%
Fannie Mae
5.45%, 12/01/31 to 07/01/32 (b)(f)	213,046	239,225
5.49%, 09/01/29 to 09/01/31 (b)(f)	97,524	109,601
5.50%, 09/01/17 (b)(f)	31,136	31,962
5.81%, 12/01/31 (b)(f)	68,954	77,636
6.50%, 04/01/31 (b)(f)	109,306	121,257
7.17%, 11/01/30 (b)(f)	8,225	8,248
Fannie Mae REMICs
4.00%, 04/25/18 to 02/25/28 (b)	166,765	167,636
4.50%, 01/25/28 to 01/25/30 (b)	255,392	259,072
5.00%, 09/25/33 to 11/25/33 (b)	91,122	91,455
5.50%, 06/25/23 to 09/25/34 (b)	91,210	91,738
6.00%, 12/25/16 (b)	71,639	73,113
7.00%, 09/25/22 (b)(f)	57,574	63,518
Freddie Mac REMICs
2.00%, 07/15/20 (b)(f)	188,208	188,571
3.00%, 08/15/19 to 07/15/27 (b)	227,961	229,915
3.00%, 12/15/40 (b)(f)	366,067	367,636
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 01/15/24 to 10/15/28 (b)	1,177,649	1,198,595
3.50%, 03/15/28 (b)(f)	1,121,565	1,126,660
4.00%, 11/15/23 (b)(f)	56,184	56,295
4.00%, 07/15/24 to 11/15/24 (b)	578,266	586,677
4.50%, 02/15/19 (b)(f)	1,754,371	1,801,655
5.00%, 07/15/28 (b)	782,807	793,784
6.00%, 08/15/35 (b)	124,073	125,456
Ginnie Mae
1.63%, 07/20/24 to 07/20/32 (a)(b)(f)	144,144	149,802
1.75%, 05/20/29 to 04/20/37 (a)(b)(f)	257,478	264,633
2.00%, 07/20/28 (b)(f)	160,003	157,217
2.13%, 08/20/33 (a)(b)(f)	76,580	77,515
2.50%, 06/15/27 to 06/15/28 (b)(f)	1,362,475	1,398,515
2.50%, 08/15/27 (b)	330,776	339,569
3.00%, 02/15/26 to 07/20/44 (b)(f)	13,590,041	13,927,039
3.00%, 07/20/45 to 08/20/45 (b)	4,992,970	5,075,439
3.50%, 02/20/16 (a)(b)(f)	3,583	3,594
3.50%, 01/15/26 to 06/20/45 (b)(f)	39,771,953	41,569,856
3.50%, 01/20/27 to 05/15/43 (b)	2,948,742	3,088,704
4.00%, 06/20/20 to 08/20/45 (b)	25,636,228	27,368,203
4.00%, 12/15/24 to 05/20/45 (b)(f)	8,681,321	9,245,691
4.50%, 12/15/17 to 07/20/44 (b)(f)	18,382,137	19,952,578
4.50%, 08/20/19 to 03/01/45 (b)	5,070,352	5,525,762
5.00%, 11/15/17 to 04/20/40 (b)(f)	27,691,462	30,719,366
5.00%, 08/15/18 to 09/15/40 (b)	1,916,939	2,132,368
5.50%, 04/15/17 to 11/15/34 (b)(f)	12,543,873	14,296,740
5.50%, 05/15/22 (b)	34,544	36,936
6.00%, 05/15/16 to 06/20/37 (b)(f)	807,675	894,235
6.00%, 01/15/29 to 10/15/37 (b)	68,071	77,385
6.50%, 07/15/16 to 07/15/31 (b)(f)	114,221	129,292
6.50%, 10/15/23 (b)	9,375	10,565
7.00%, 09/20/16 to 05/15/17 (b)(f)	5,550	5,602
Ginnie Mae REMICs
2.00%, 03/20/36 to 03/20/37 (b)	1,721,296	1,737,297
2.25%, 03/20/36 (b)	212,756	213,325
2.50%, 04/16/38 (b)	129,795	130,920
3.00%, 11/16/30 to 04/16/40 (b)	1,448,713	1,466,416
3.50%, 01/20/36 to 01/20/38 (b)	810,273	821,021
4.00%, 02/20/37 to 08/20/38 (b)	664,230	677,815
4.25%, 07/20/36 to 10/20/37 (b)	550,045	560,238
4.28%, 10/20/43 (a)(b)(f)	16,225,062	17,452,682
4.50%, 08/20/32 to 01/16/38 (b)	1,193,419	1,209,887
4.75%, 01/20/35 to 06/20/38 (b)	2,364,009	2,434,267
5.00%, 09/20/31 to 04/16/38 (b)	626,373	635,886
5.50%, 09/16/32 to 05/16/35 (b)	336,999	342,928
5.66%, 12/20/37 (a)(b)(f)	12,768,798	14,310,829
6.00%, 04/20/20 to 08/20/33 (b)	368,110	375,207
6.46%, 08/20/34 (a)(b)(f)	7,204,892	8,291,717
		234,916,746
Total Mortgage-Backed Securities
(Cost $314,905,929)		319,172,911
Security	Number of Shares	Value ($)
Other Investment Company 0.2% of net assets
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	705,614	705,614
Total Other Investment Company
(Cost $705,614)		705,614
64    See financial notes

Schwab GNMA Fund
Portfolio Holdings continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 19.9% of net assets
U.S. Government Agency Securities 15.4%
Federal Home Loan Bank
0.05%, 09/09/15 (d)(f)	35,000,000	34,999,965
0.05%, 09/22/15 (d)	10,000,000	9,999,980
		44,999,945
U.S. Treasury Obligation 4.5%
U.S. Treasury Bill
0.00%, 09/03/15 (d)	13,000,000	13,000,000
Total Short-Term Investments
(Cost $57,999,333)		57,999,945

End of Investments.

At 08/31/15, the tax basis cost of the fund's investments was $373,753,862 and the unrealized appreciation and depreciation were $4,474,717 and ($350,109), respectively, with a net unrealized appreciation of $4,124,608.
Security Rate, Maturity Dates	Face Amount ($)	Value ($)
TBA Sale Commitments 3.4% of net assets
U.S. Government Agency Mortgages 3.4%
Ginnie Mae TBA
5.00%, 09/01/45 (b)(e)	8,000,000	8,802,344
5.50%, 09/01/45 (b)(e)	1,000,000	1,120,937
Total TBA Sale Commitments
(Proceeds $9,923,438)		9,923,281
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the purchase yield.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.

REMIC —	Real Estate Mortgage Investment Conduit

See financial notes    65

Schwab GNMA Fund
Portfolio Holdings continued
The following is a summary of the inputs used to value the fund's investments as of August 31, 2015 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mortgage-Backed Securities[1]	$—	$319,172,911	$—	$319,172,911
Other Investment Company[1]	705,614	—	—	705,614
Short-Term Investments[1]	—	57,999,945	—	57,999,945
Total	$705,614	$377,172,856	$—	$377,878,470
Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments[1]	$—	($9,923,281)	$—	($9,923,281)
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2015.
66    See financial notes

Schwab GNMA Fund
Statement of
Assets and Liabilities
As of August 31, 2015
Assets
Investments, at value (cost $373,610,876)		$377,878,470
Receivables:
Investments sold		25,277
Interest		927,423
Fund shares sold		273,706
TBA sale commitment		9,923,438
Prepaid expenses	+	5,665
Total assets		389,033,979
Liabilities
TBA sale commitments, at value (proceeds $9,923,438)		9,923,281
Payables:
Investments bought		2,036,146
Investments bought - Delayed-delivery		84,465,503
Investment adviser and administrator fees		12,720
Shareholder service fees		13,962
Distributions to shareholders		141,701
Fund shares redeemed		102,303
Interest for TBA sale commitments		25,278
Accrued expenses	+	64,341
Total liabilities		96,785,235
Net Assets
Total assets		389,033,979
Total liabilities	–	96,785,235
Net assets		$292,248,744
Net Assets by Source
Capital received from investors		297,015,493
Distributions in excess of net investment income		(5,170)
Net realized capital losses		(9,029,330)
Net unrealized capital appreciation		4,267,751

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$292,248,744		28,967,576		$10.09

See financial notes    67

Schwab GNMA Fund
Statement of
Operations
For the period September 1, 2014 through August 31, 2015
Investment Income
Interest		$5,886,390*
Expenses
Investment adviser and administrator fees		896,886
Shareholder service fees		735,751
Portfolio accounting fees		72,653
Professional fees		54,158
Settlement and interest expense		38,890*
Custodian fees		38,107
Registration fees		25,903
Transfer agent fees		25,135
Shareholder reports		21,778
Independent trustees' fees		10,691
Other expenses	+	6,973
Total expenses		1,926,925
Expense reduction by CSIM and its affiliates	–	243,744
Net expenses	–	1,683,181
Net investment income		4,203,209
Realized and Unrealized Gains (Losses)
Net realized gains on investments		2,178,872
Net realized losses on TBA sale commitments	+	(129,180)
Net realized gains		2,049,692
Net change in unrealized appreciation (depreciation) on investments		(919,027)
Net change in unrealized appreciation (depreciation) on TBA sale commitments	+	30,471
Net change in unrealized appreciation (depreciation)	+	(888,556)
Net realized and unrealized gains		1,161,136
Increase in net assets resulting from operations		$5,364,345
*	Includes $38,440 in settlement income and $38,690 in settlement expense related to charges on agency mortgage-backed securities not received or delivered on a timely basis (see financial note 2f).
68    See financial notes

Schwab GNMA Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	9/1/14-8/31/15		9/1/13-8/31/14
Net investment income		$4,203,209	$5,739,555
Net realized gains		2,049,692	2,004,354
Net change in unrealized appreciation (depreciation)	+	(888,556)	7,113,334
Increase in net assets from operations		5,364,345	14,857,243
Distributions to Shareholders
Distributions from net investment income		($7,106,722)	($8,325,822)

Transactions in Fund Shares
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,485,485	$76,201,667	3,773,972	$37,939,257
Shares reinvested		495,650	5,043,297	577,594	5,811,156
Shares redeemed	+	(7,529,623)	(76,568,404)	(12,439,702)	(124,371,698)
Net transactions in fund shares		451,512	$4,676,560	(8,088,136)	($80,621,285)
Shares Outstanding and Net Assets
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		28,516,064	$289,314,561	36,604,200	$363,404,425
Total increase (decrease)	+	451,512	2,934,183	(8,088,136)	(74,089,864)
End of period		28,967,576	$292,248,744	28,516,064	$289,314,561
Distributions in excess of net investment income			($5,170)		($5,170)
See financial notes    69

Schwab Treasury Inflation Protected Securities Index Fund
Financial Statements
Financial Highlights
	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11
Per-Share Data ($)
Net asset value at beginning of period	11.44	11.07	12.12	11.58	10.90
Income (loss) from investment operations:
Net investment income (loss)[1]	0.08	0.27	0.19	0.23	0.46
Net realized and unrealized gains (losses)	(0.41)	0.33	(1.05)	0.66	0.62
Total from investment operations	(0.33)	0.60	(0.86)	0.89	1.08
Less distributions:
Distributions from net investment income	(0.15)	(0.23)	(0.18)	(0.33)	(0.40)
Distributions from net realized gains	(0.02)	—	(0.01)	(0.02)	—
Total distributions	(0.17)	(0.23)	(0.19)	(0.35)	(0.40)
Net asset value at end of period	10.94	11.44	11.07	12.12	11.58
Total return (%)	(2.90)	5.44	(7.19)	7.84	10.20
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.16 [2]	0.19	0.29 [3],[4]	0.29	0.45 [5]
Gross operating expenses	0.58 [2]	0.61	0.67	0.64	0.63
Net investment income (loss)	0.73	2.43	1.61	1.97	4.14
Portfolio turnover rate	33	27	31	32	37
Net assets, end of period ($ x 1,000,000)	274	273	294	398	235

1
Calculated based on the average shares outstanding during the period.
2
The ratio of net and gross operating expenses would have been 0.19% and 0.61%, respectively, if the fund had not reversed out proxy expenses recognized in prior years.
3
Effective April 1, 2013, the net operating expense limitation was lowered from 0.29% to 0.19%. The ratio presented for period ended 8/31/13 is a blended ratio.
4
The ratio of net operating expenses would have been 0.25%, if proxy expenses had not been incurred.
5
Effective June 16, 2011, the net operating expense limitation was lowered. The ratio presented for period ended 8/31/11 is a blended ratio.
70    See financial notes

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings  as of August 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
100.1%	U.S. Government Securities	269,017,208	274,263,355
0.1%	Other Investment Company	350,156	350,156
100.2%	Total Investments	269,367,364	274,613,511
(0.2%)	Other Assets and Liabilities, Net		(466,187)
100.0%	Net Assets		274,147,324

Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Government Securities 100.1% of net assets
U.S. Treasury Obligations 100.1%
U.S. Treasury Inflation Protected Securities
2.38%, 01/15/17	4,973,023	5,116,793
0.13%, 04/15/17	13,254,767	13,211,291
2.63%, 07/15/17	4,263,182	4,476,341
1.63%, 01/15/18	4,502,340	4,670,458
0.13%, 04/15/18	14,737,120	14,727,983
1.38%, 07/15/18	4,440,497	4,627,131
2.13%, 01/15/19	4,132,066	4,417,427
0.13%, 04/15/19	14,597,446	14,574,674
1.88%, 07/15/19	4,694,693	5,031,396
1.38%, 01/15/20	5,693,636	6,000,580
0.13%, 04/15/20	9,934,966	9,903,869
1.25%, 07/15/20	8,748,568	9,228,340
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.13%, 01/15/21	10,006,798	10,436,790
0.63%, 07/15/21	10,622,877	10,802,085
0.13%, 01/15/22	11,725,236	11,474,199
0.13%, 07/15/22	12,093,324	11,834,406
0.13%, 01/15/23	12,149,643	11,773,733
0.38%, 07/15/23	12,050,563	11,914,994
0.63%, 01/15/24	12,023,038	12,060,670
0.13%, 07/15/24	11,814,706	11,358,777
0.25%, 01/15/25	11,844,216	11,433,340
2.38%, 01/15/25	7,776,163	9,026,415
0.38%, 07/15/25	4,327,615	4,248,507
2.00%, 01/15/26	5,664,803	6,419,808
2.38%, 01/15/27	4,557,717	5,380,248
1.75%, 01/15/28	4,546,760	5,076,730
3.63%, 04/15/28	3,841,622	5,142,357
2.50%, 01/15/29	4,402,128	5,334,851
3.88%, 04/15/29	4,675,144	6,506,491
3.38%, 04/15/32	1,775,804	2,465,597
2.13%, 02/15/40	2,406,650	2,925,572
2.13%, 02/15/41	3,060,652	3,747,371
0.75%, 02/15/42	5,383,428	4,893,859
0.63%, 02/15/43	3,973,882	3,480,882
1.38%, 02/15/44	6,016,979	6,342,257
0.75%, 02/15/45	4,648,966	4,197,133
Total U.S. Government Securities
(Cost $269,017,208)		274,263,355
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	350,156	350,156
Total Other Investment Company
(Cost $350,156)		350,156

End of Investments.

At 08/31/15, the tax basis cost of the fund's investments was $271,691,408 and the unrealized appreciation and depreciation were $6,928,353 and ($4,006,250), respectively, with a net unrealized appreciation of $2,922,103.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of August 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Securities[1]	$—	$274,263,355	$—	$274,263,355
Other Investment Company[1]	350,156	—	—	350,156
Total	$350,156	$274,263,355	$—	$274,613,511
[1]	As categorized in Portfolio Holdings.
See financial notes    71

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings continued
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2015.
72    See financial notes

Schwab Treasury Inflation Protected Securities Index Fund
Statement of
Assets and Liabilities
As of August 31, 2015
Assets
Investments, at value (cost $269,367,364)		$274,613,511
Receivables:
Investments sold		4,263,527
Interest		408,646
Fund shares sold		210,966
Due from investment adviser		7,424
Prepaid expenses	+	3,921
Total assets		279,507,995
Liabilities
Payables:
Investments bought		4,578,563
Shareholder service fees		12,737
Fund shares redeemed		710,973
Accrued expenses	+	58,398
Total liabilities		5,360,671
Net Assets
Total assets		279,507,995
Total liabilities	–	5,360,671
Net assets		$274,147,324
Net Assets by Source
Capital received from investors		268,464,819
Net investment income not yet distributed		1,991,570
Net realized capital losses		(1,555,212)
Net unrealized capital appreciation		5,246,147

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$274,147,324		25,049,239		$10.94

See financial notes    73

Schwab Treasury Inflation Protected Securities Index Fund
Statement of
Operations
For the period September 1, 2014 through August 31, 2015
Investment Income (Loss)
Interest		$2,347,859
Expenses
Investment adviser and administrator fees		794,396
Shareholder service fees		631,959
Portfolio accounting fees		55,146
Professional fees		52,525
Transfer agent fees		26,061
Shareholder reports		17,784
Registration fees		17,750
Independent trustees' fees		10,414
Custodian fees		8,692
Other expenses		39
Proxy fees	+	(76,563)*
Total expenses		1,538,203
Expense reduction by CSIM and its affiliates	–	1,111,647
Net expenses	–	426,556
Net investment income		1,921,303
Realized and Unrealized Gains (Losses)
Net realized gains on investments		471,404
Net change in unrealized appreciation (depreciation) on investments	+	(10,519,161)
Net realized and unrealized losses		(10,047,757)
Decrease in net assets resulting from operations		($8,126,454)
*	During previous fiscal years, actual proxy fees were less than the estimated expenses, which resulted in the fund reversing prior-year recognized expenses in the current year. This reduced the fund's expenses beyond the expense limitation.
74    See financial notes

Schwab Treasury Inflation Protected Securities Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	9/1/14-8/31/15		9/1/13-8/31/14
Net investment income		$1,921,303	$6,528,320
Net realized gains		471,404	994,973
Net change in unrealized appreciation (depreciation)	+	(10,519,161)	6,676,669
Increase (decrease) in net assets from operations		(8,126,454)	14,199,962
Distributions to Shareholders
Distributions from net investment income		(3,629,842)	(5,422,953)
Distributions from net realized gains	+	(442,836)	—
Total distributions		($4,072,678)	($5,422,953)

Transactions in Fund Shares
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,924,405	$99,079,388	4,230,991	$47,410,130
Shares reinvested		300,652	3,331,220	359,026	4,010,683
Shares redeemed	+	(8,068,301)	(89,485,391)	(7,235,372)	(80,445,955)
Net transactions in fund shares		1,156,756	$12,925,217	(2,645,355)	($29,025,142)
Shares Outstanding and Net Assets
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		23,892,483	$273,421,239	26,537,838	$293,669,372
Total increase (decrease)	+	1,156,756	726,085	(2,645,355)	(20,248,133)
End of period		25,049,239	$274,147,324	23,892,483	$273,421,239
Net investment income not yet distributed			$1,991,570		$3,627,584
See financial notes    75

Schwab Bond Funds
Financial Notes
1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Investments (organized October 26, 1990)	Schwab Treasury Inflation Protected Securities Index Fund
Schwab Short-Term Bond Market Fund	Schwab Tax-Free Bond Fund
Schwab Intermediate-Term Bond Fund	Schwab California Tax-Free Bond Fund
Schwab Total Bond Market Fund	Schwab 1000 Index Fund
Schwab GNMA Fund	Schwab Global Real Estate Fund

Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds invest in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
76

Schwab Bond Funds
Financial Notes (continued)
2. Significant Accounting Policies (continued):
•  Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of August 31, 2015 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Inflation-Protected Securities: The Schwab Treasury Inflation Protected Securities Index Fund invests in inflation-protected securities. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income on the Statement of Operations, even though investors do not receive their principal until maturity.
77

Schwab Bond Funds
Financial Notes (continued)
2. Significant Accounting Policies (continued):
TBA Commitments: The funds may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The funds' use of TBA commitments may cause the funds to experience higher portfolio turnover and higher transaction costs.
Agency MBS Transactions: In November 2012, the Treasury Market Practices Group (an industry group sponsored by the Federal Reserve Bank of New York) recommended the margining of certain forward-settling Agency MBS transactions to reduce counterparty and systemic risks. The Treasury Market Practices Group recommended market participants exchange two-way variation margin on a regular basis. The Schwab Intermediate-Term Bond Fund, Schwab Total Bond Market Fund and Schwab GNMA Fund post and receive variation margin with certain counterparties in instances where the unrealized gain/loss on such transactions exceeded certain pre-determined thresholds. The variation margin, if any, is disclosed on the Statement of Assets and Liabilities.
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allows the funds to terminate any loans at any given time. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. A fund retains the right to recall a security on loan. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including agent fees associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agent are approximately 15% of the gross lending revenues.
The value of the securities on loan and the related collateral as of August 31, 2015, if any, are disclosed in each fund's Portfolio Holdings. The value of the securities on loan and the investments of cash collateral are also disclosed in each fund's Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
78

Schwab Bond Funds
Financial Notes (continued)
2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Agency Mortgage-Backed Securities Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency mortgage-backed securities may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The Treasury Market Practices Group recommends voluntary fail charges when securities are not delivered as agreed by the parties.
During the period ended August 31, 2015, the funds received and paid out the following amounts for agency mortgage-backed securities not received or delivered on a timely basis:
	Fail Charges Received	Fail Charges Paid
Schwab Short-Term Bond Market Fund	$—	$—
Schwab Intermediate-Term Bond Fund	6,631	6,424
Schwab Total Bond Market Fund	26,097	25,054
Schwab GNMA Fund	38,440	38,690
Schwab Treasury Inflation Protected Securities Index Fund	—	—
(g) Distributions to Shareholders:
The Schwab Short-Term Bond Market Fund, Schwab Intermediate-Term Bond Fund, Schwab Total Bond Market Fund and the Schwab GNMA Fund declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The Schwab Treasury Inflation Protected Securities Index Fund declares and pays distributions from net investment income, if any, quarterly. All the funds make distributions from net realized capital gains, if any, once a year.
(h) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(i) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(j) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
79

Schwab Bond Funds
Financial Notes (continued)
2. Significant Accounting Policies (continued):
(l) New Accounting Pronouncements:
In June 2014, Accounting Standards Update (ASU) No. 2014-11, Topic 860 Transfers and Servicing — Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures, was issued and is effective for interim periods beginning after March 15, 2015 and annual periods beginning after December 15, 2014. The ASU modifies accounting guidance and enhances disclosure requirements for repurchase agreement and securities lending transactions. Management is currently evaluating the impact the adoption of ASU 2014-11 may have on the funds’ financial statement disclosures.
3. Risk Factors:
The funds invest mainly in corporate bonds, mortgage-backed and asset-backed securities, government or municipal obligations, and other debt securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:
Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of a shareholder's investment in the funds will fluctuate, which means that the shareholder could lose money.
Interest Rate Risk. The funds’ investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, the fund’s yield and total return also may be low. Changes in interest rates also may affect the fund's share price: a rise in interest rates could cause the fund's share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank's monetary policy or improving economic conditions may result in an increase in interest rates. Rising interest rates may decrease liquidity in the fixed income securities markets, making it more difficult for a fund to sell its fixed income investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund's fixed income securities holdings.
Credit Risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
Liquidity Risk. A particular investment may be difficult to purchase or sell. The funds may be unable to sell illiquid securities at an advantageous time or price.
Prepayment and Extension Risk. The funds' investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the funds to hold securities paying lower-than-market rates of interest, which could hurt the funds' yield or share price.
High Yield Risk. High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the funds may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Foreign Investment Risk. The funds' investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets. To the extent a fund’s investments in a single country or a limited number of countries represent a larger percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.
80

Schwab Bond Funds
Financial Notes (continued)
3. Risk Factors (continued):
Emerging Market Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund's investments in emerging market countries, and at times, it may be difficult to value such investments.
Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which a fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates — both increases and decreases — may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose a fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.
Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which a fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. A fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.
Derivatives Risk. The funds' use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause a fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the funds. However, these risks are less severe when the funds use derivatives for hedging rather than to enhance the funds' returns or as a substitute for a position or security.
Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
Leverage Risk. Certain fund transactions, such as derivatives and mortgage dollar rolls, may give rise to a form of leverage and may expose the funds to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund's portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Lack of Governmental Insurance or Guarantee. An investment in the funds is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
81

Schwab Bond Funds
Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
% of Average Daily Net Assets	Schwab Short-Term Bond Market Fund	Schwab Intermediate-Term Bond Fund	Schwab Total Bond Market Fund	Schwab GNMA Fund	Schwab Treasury Inflation Protected Securities Index Fund
First $500 million	0.30%	0.30%	0.30%	0.30%	0.30%
Over $500 million	0.22%	0.22%	0.22%	0.22%	0.22%
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets is as follows:
Schwab Short-Term Bond Market Fund	Schwab Intermediate-Term Bond Fund	Schwab Total Bond Market Fund	Schwab GNMA Fund	Schwab Treasury Inflation Protected Securities Index Fund
0.29%	0.45%	0.29%	0.55%	0.19%
Schwab Total Bond Market Fund has paid legal expenses incurred in prior periods relating to the lawsuit discussed in note 9, as well as another lawsuit that was dismissed by a California court in April of 2011. The legal fees related to these lawsuits were non-routine and would not have been subject to the expense limitation agreement; however, CSIM and its affiliates have voluntarily agreed to include these expenses under the expense limitation agreement. This voluntary agreement is to advance the fund certain litigation expenses in connection with certain legal matters (excluding amounts paid in connection with judgments and settlements) to the extent necessary to maintain the expense limitation. The expenses advanced by CSIM pursuant to the contractual agreement are subject to reimbursement by the fund to the extent the expenses are subsequently paid or reimbursed to the fund by its insurance carriers.
For legal expenses incurred from the commencement of these lawsuits through June 30, 2011, the fund paid a total of $1,353,656 of which $1,304,150 has been waived by CSIM subject to recoupment in accordance with the provisions noted above. Any legal expenses incurred from July 1, 2011 through August 31, 2015 related to these lawsuits were paid by CSIM and/or its affiliates.
82

Schwab Bond Funds
Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentage of shares of each fund in this report that are owned by other Schwab funds as of August 31, 2015, as applicable:
	Underlying Funds
	Schwab Short-Term Bond Market Fund	Schwab Intermediate-Term Bond Fund	Schwab Total Bond Market Fund	Schwab Treasury Inflation Protected Securities Index Fund
Schwab MarketTrack Growth Portfolio	—%	—%	8.5%	—%
Schwab MarketTrack Balanced Portfolio	—%	—%	14.4%	—%
Schwab MarketTrack Conservative Portfolio	—%	—%	9.8%	—%
Schwab MarketTrack Growth Portfolio II	—%	—%	0.4%	—%
Schwab Target 2010 Fund	1.6%	—%	1.2%	1.5%
Schwab Target 2015 Fund	2.8%	—%	2.0%	2.5%
Schwab Target 2020 Fund	7.5%	1.4%	7.0%	4.5%
Schwab Target 2025 Fund	3.4%	1.4%	3.9%	0.8%
Schwab Target 2030 Fund	3.8%	2.9%	5.5%	—%
Schwab Target 2035 Fund	0.9%	1.2%	1.6%	—%
Schwab Target 2040 Fund	0.9%	2.3%	2.3%	—%
Schwab Target 2045 Fund	0.0%*	0.1%	0.1%	—%
Schwab Target 2050 Fund	0.0%*	0.1%	0.1%	—%
Schwab Target 2055 Fund	—%	0.0%*	0.0%*	—%
Schwab Monthly Income Fund — Moderate Payout	—%	2.9%	1.2%	—%
Schwab Monthly Income Fund — Enhanced Payout	—%	7.3%	3.0%	—%
Schwab Monthly Income Fund — Maximum Payout	—%	4.7%	1.9%	—%
Schwab Balanced Fund	—%	8.9%	5.1%	—%
*	Less than 0.05%.
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on a fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
83

Schwab Bond Funds
Financial Notes (continued)
6. Borrowing from Banks:
The funds have access to custodian overdraft facilities. During the period, the funds also had access to a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. (excluding Schwab Total Bond Market Fund) and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.
There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred an interest expense, which is disclosed on a fund's Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
Effective October 8, 2015, the existing lines of credit were terminated and the funds became participants in a syndicated, committed line of credit of $530 million with State Street, as agent.
7. Purchases and Sales/Maturities of Investment Securities:
For the period ended August 31, 2015, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Long-Term U.S. Government Securities Transactions*	Purchases of Other Long-Term Securities	Total Purchases of Long-Term Securities
Schwab Short-Term Bond Market Fund	$178,647,732	$77,722,787	$256,370,519
Schwab Intermediate-Term Bond Fund	361,431,837	116,012,526	477,444,363
Schwab Total Bond Market Fund	1,033,931,763	276,587,899	1,310,519,662
Schwab GNMA Fund	1,083,963,363	—	1,083,963,363
Schwab Treasury Inflation Protected Securities Index Fund	100,580,870	—	100,580,870
	Sales/Maturities of Long-Term U.S. Government Securities Transactions*	Sales/Maturities of Other Long-Term Securities	Total Sales/Maturities of Long-Term Securities
Schwab Short-Term Bond Market Fund	$219,894,554	$91,801,371	$311,695,925
Schwab Intermediate-Term Bond Fund	381,278,885	114,040,808	495,319,693
Schwab Total Bond Market Fund	861,102,436	179,316,361	1,040,418,797
Schwab GNMA Fund	1,069,106,904	—	1,069,106,904
Schwab Treasury Inflation Protected Securities Index Fund	89,137,107	—	89,137,107
*	Includes securities guaranteed by U.S. Government Agencies.
84

Schwab Bond Funds
Financial Notes (continued)
8. Federal Income Taxes:
As of August 31, 2015, the components of distributable earnings on a tax-basis were as follows:
	Schwab Short-Term Bond Market Fund	Schwab Intermediate-Term Bond Fund	Schwab Total Bond Market Fund	Schwab GNMA Fund	Schwab Treasury Inflation Protected Securities Index Fund
Undistributed ordinary income	$56,613	$238,883	$202,318	$136,531	$2,010,952
Undistributed long-term capital gains	—	492,952	—	—	749,450
Unrealized appreciation	1,325,014	4,684,674	25,828,164	4,474,717	6,928,353
Unrealized depreciation	(704,370)	(1,011,064)	(9,305,529)	(350,109)	(4,006,250)
Other unrealized appreciation/(depreciation)	—	(5,117)	—	157	—
Net unrealized appreciation/(depreciation)	$620,644	$3,668,493	$16,522,635	$4,124,765	$2,922,103
The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.
Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of paydown gains and losses and amortization of bond discounts and premiums.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2015, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Short-Term Bond Market Fund	Schwab Intermediate-Term Bond Fund	Schwab Total Bond Market Fund	Schwab GNMA Fund	Schwab Treasury Inflation Protected Securities Index Fund
August 31, 2016	$2,401,089	$—	$—	$—	$—
August 31, 2017	30,633,553	—	81,649,806	—	—
August 31, 2018	15,464,000	—	33,497,357	—	—
No expiration*	—	—	—	8,886,344	—
Total	$48,498,642	$—	$115,147,163	$8,886,344	$—
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2015, the funds had capital losses deferred and capital loss carryforwards utilized as follows:
	Schwab Short-Term Bond Market Fund	Schwab Intermediate-Term Bond Fund	Schwab Total Bond Market Fund	Schwab GNMA Fund	Schwab Treasury Inflation Protected Securities Index Fund
Deferred capital losses	$47,982	$—	$—	$—	$—
Capital loss carryforwards utilized	933,390	—	4,960,141	—	—
Capital losses expired	3,730,938	—	—	—	—
85

Schwab Bond Funds
Financial Notes (continued)
8. Federal Income Taxes (continued):
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab Short-Term Bond Market Fund	Schwab Intermediate-Term Bond Fund	Schwab Total Bond Market Fund	Schwab GNMA Fund	Schwab Treasury Inflation Protected Securities Index Fund
Current Period Distributions
Ordinary income	$4,044,676	$6,945,699	$27,805,615	$7,106,722	$3,629,842
Long-term capital gains	—	501,356	—	—	442,836
Prior Period Distributions
Ordinary income	$3,636,449	$6,943,862	$21,989,219	$8,325,822	$5,422,953
Long-term capital gains	—	183,600	—	—	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses, capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences, which are mainly due to differing treatments of paydown gains and losses and amortization of bond discounts and premiums, may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of August 31, 2015, the funds made the following reclassifications:
	Schwab Short-Term Bond Market Fund	Schwab Intermediate-Term Bond Fund	Schwab Total Bond Market Fund	Schwab GNMA Fund	Schwab Treasury Inflation Protected Securities Index Fund
Capital shares	($3,730,938)	$—	$—	$—	$—
Undistributed net investment income	(6)	942,189	2,108,902	2,903,513	72,525
Net realized capital gains and losses	3,730,944	(942,189)	(2,108,902)	(2,903,513)	(72,525)
As of August 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2015, the funds did not incur any interest or penalties.
9. Legal Matters:
On August 28, 2008, a class action lawsuit was filed in the U.S. District Court for the Northern District of California on behalf of investors in the Schwab Total Bond Market Fund. The lawsuit, which alleges breaches of contractual and fiduciary duties in connection with the fund’s investment policy, currently names CSIM and certain current and former fund Trustees as defendants. Allegations include that the fund failed to track the performance of its benchmark index for an approximately 18-month period between August, 2007 and February, 2009 and that it deviated from its stated investment objectives by investing in collateralized mortgage obligations (CMOs) and investing more than 25% of fund assets in CMOs and mortgage-backed securities. Plaintiffs seek unspecified compensatory damages and rescission damages, disgorgement, equitable and injunctive relief, and costs and attorneys’ fees. After proceedings before the District Court, all of plaintiffs’ claims were dismissed on March 2, 2011. Plaintiffs then appealed to the Ninth Circuit Court of Appeals. On March 9, 2015, the Ninth Circuit Court of Appeals reversed the District Court’s dismissal and remanded the case back to District Court. A petition by defendants for U.S. Supreme Court review of the Ninth Circuit decision was denied on October 6, 2015. In the interim, the
86

Schwab Bond Funds
Financial Notes (continued)
9. Legal Matters (continued):
case has been proceeding in District Court, with plaintiffs having filed a fourth amended complaint on June 25, 2015. Defendants moved to dismiss that complaint, and on October 6, 2015, the court dismissed plaintiffs’ contractual claims and the fiduciary duty claims against the fund and trust with prejudice, but declined to dismiss certain of plaintiffs’ claims for fiduciary breach against CSIM and certain current and former fund Trustees, which remain pending. At this time the defendants are unable to estimate whether they will incur a liability or the range of any liability in this matter and any liability incurred could exceed the limits of any potentially applicable insurance policies.
10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
87

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of:
Schwab Short-Term Bond Market Fund
Schwab Intermediate-Term Bond Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Treasury Inflation Protected Securities Index Fund
In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Short-Term Bond Market Fund, Schwab Intermediate-Term Bond Fund, Schwab Total Bond Market Fund, Schwab GNMA Fund and Schwab Treasury Inflation Protected Securities Index Fund (five of the funds constituting Schwab Investments, hereafter referred to as the “Funds”) at August 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
October 16, 2015
88

Other Federal Tax Information (unaudited)
Under Section 852 (b)(3)(C) of the Internal Revenue Code, certain funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended August 31, 2015:
Schwab Short-Term Bond Market Fund	$—
Schwab Intermediate-Term Bond Fund	501,356
Schwab Total Bond Market Fund	—
Schwab GNMA Fund	—
Schwab Treasury Inflation Protected Securities Index Fund	442,836
89

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Investments (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (the Agreement) with respect to existing funds in the Trust, including Schwab Short-Term Bond Market Fund, Schwab Intermediate-Term Bond Fund, Schwab Total Bond Market Fund, Schwab GNMA Fund and Schwab Treasury Inflation Protected Securities Index Fund (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 19, 2015, and June 1, 2015, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 1, 2015. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered information provided by CSIM relating to each Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services, and channel alternatives such as investment and research tools, Internet access, and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered Fund performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, and
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market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of such Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered a commitment by CSIM and Schwab to reduce the specified expense caps of Schwab Treasury Inflation Protected Securities Index Fund and Schwab Intermediate-Term Bond Fund. The Trustees also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM . Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to each Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to such Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the existing contractual investment advisory fee schedules relating to the Funds that, in each case, include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers
The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	74	Director, Gilead Sciences, Inc. (2005 – present)
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	95	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)
Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director, Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).
George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds
Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab and Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds or Laudus Funds to retire from all Boards upon their required retirement date from either Board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.
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Glossary
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
average rate  The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Barclays U.S. Intermediate Aggregate Bond Index  An index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Barclays U.S. Government/Credit: 1 – 5 Years Index  An index that includes investment-grade government and corporate bonds that are denominated in U.S. dollars and have maturities of one to five years. Bonds are represented in the index in proportion to their market value.
Barclays GNMA Index  An index that includes the mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA).
Barclays U.S. TIPS (Treasury Inflation-Protected Securities) Index  An index that measures the performance of fixed income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
certificate of participation  A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. See chart below.

Credit Ratings
Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.
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credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
discount rate  The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.
duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
general obligation bonds  Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.
interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity-enhanced security  A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.
market risk  Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”
maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The average portfolio maturity of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
muni, municipal bonds, municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the
United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
refunded bond  A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue bonds  Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.
section 4(2)/144A securities  Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
taxable-equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0%
(4.5% ÷ [1 – 0.25%] = 6.0%).
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.
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PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•  APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•  TRANSACTION AND EXPERIENCE INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•  when we use other companies to provide services for us, such as printing and mailing your account statements;
•  when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2015 Schwab Funds. All rights reserved.
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Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2015 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13655-18
00153416

Annual report dated August 31, 2015, enclosed.
Schwab Tax-Free Bond Funds

Schwab Tax-Free
Bond Fund™
Schwab California
Tax-Free Bond Fund™
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Schwab Tax-Free Bond Funds
Annual Report
August 31, 2015
Schwab Tax-Free
Bond Fund
Schwab California
Tax-Free Bond Fund

Two ways investors can include bond funds in an asset allocation strategy.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Returns for the 12 Months Ended August 31, 2015
Schwab Tax-Free Bond Fund (Ticker Symbol: SWNTX)	1.95%
S&P National AMT-Free Municipal Bond Index	2.17%
Barclays 7-Year Municipal Bond Index	1.77%
Fund Category: Morningstar Municipal National Intermediate Bond	1.41%
Performance Details	pages 6-7

Schwab California Tax-Free Bond Fund (Ticker Symbol: SWCAX)	2.22%
S&P California AMT-Free Municipal Bond Index	2.69%
Barclays 7-Year Municipal Bond Index	1.77%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	2.01%
Performance Details	pages 8-9

Minimum Initial Investment[1]	$100
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	Please see prospectus for further detail and eligibility requirements.
Schwab Tax-Free Bond Funds1

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, our goal is to provide foundational products with consistent performance that help investors to build well-diversified portfolios. The Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund represent an important part of our product line-up. The Schwab Tax-Free Bond Fund seeks current income exempt from federal income tax, including the Alternative Minimum Tax. The Schwab California Tax-Free Bond Fund seeks current income exempt from California state and federal income taxes and the federal Alternative Minimum Tax.
For the 12-month reporting period ended August 31, 2015, the funds generated modest total returns that reflected the low interest rate environment. The U.S. economy grew at a slow, steady pace, and credit quality remained relatively stable for the majority of municipal bond issuers. Puerto Rico made headlines with its first defaulted payment during the period, yet the effects of Puerto Rico’s default were relatively muted for investors in diversified municipal bond funds, including the funds in this report (neither fund in this report held Puerto Rico bonds during the period). Meanwhile, persistent demand for municipal bonds amid shrinking supply added support for the municipal bond market’s performance.
The speculation surrounding the timing of an increase in short-term interest rates was complicated by global market volatility late in the reporting period. Because bond prices and yields move in opposite directions, a bond’s total return is affected by changes in interest rates. Prices on bonds and bond funds tend to fall when yields rise, and this risk could increase as economic conditions improve. To address this risk, we employ stress and market
Yield Advantage of Munis over Treasuries: For Five-Year bonds; Tax Brackets Shown are the Highest Applicable
This chart shows how much more the average five-year muni yielded than the average five-year Treasury after federal (or combined California and federal) income tax.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
2Schwab Tax-Free Bond Funds

From the President continued

For the 12-month reporting period ended August 31, 2015, the funds generated modest total returns that reflected the low interest rate environment.

scenario testing to analyze the potential performance of our funds under various market conditions, including an increase in short-term interest rates.
For more information about the Schwab Tax-Free Bond Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-800-435-4000.
Sincerely,
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
Schwab Tax-Free Bond Funds3

Fund Management
Kenneth Salinger, CFA, Vice President and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He also has overall responsibility for all aspects of the management of each of the tax-free bond funds. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

John Khodarahmi, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2015, Mr. Khodarahmi was a Vice President and Senior Municipal Trader at Eaton Vance Management for the firm’s tax-free bond funds since 2002. He has worked in fixed-income asset management and trading since 1992.
4Schwab Tax-Free Bond Funds

California State Investment Environment
California’s financial position has improved with the state’s economic rebound and higher tax revenues are now being directed toward repayment of accumulated budgetary debt and building a rainy day fund.
California is expected to report that it ended fiscal 2015 (7/1/14-6/30/15) with a general fund balance of $2.4 billion and a rainy day fund balance of $1.6 billion, which together are equal to about 3.5% of annual spending. The fiscal 2015 budget paid down over $12 billion of budgetary debt, including $6 billion of previously deferred payments to schools and community colleges, and made its first deposit into that rainy day fund since fiscal 2007. The budget benefitted from a temporary increase in personal income taxes and sales taxes, approved by voters in November 2012, as well strengthening revenue performance. State tax receipts through June 2015 were about $6.8 billion, or 6.4%, ahead of original budget projections, led by personal income taxes and corporation taxes.
The fiscal 2016 budget was signed by Governor Brown on June 24, 2015. The general fund spending plan totals $115.4 billion, up from $114.5 billion in fiscal 2015, and includes a $1.9 billion addition to the rainy day fund. The plan largely reflects the Governor’s on-going financial priorities, with much of the growth in revenues directed to paying down accumulated budgetary debt and other one-time spending. The state’s school districts, which rely on state funds for over 60% of their operating revenues, benefit the most from this new budget with $7.6 billion of additional appropriations in compliance with Proposition 98's minimum requirements. The state projects ending fiscal 2016 with over $5.5 billion of reserves, or 4.8% of annual spending.
As in other states, many of California’s cities, counties, school districts, as well as water and sewer systems, public and private universities, and non-profit health systems issue bonds. Though state support for many of these issuers has improved in recent budgets, their credit quality continues to reflect characteristics that include area economic trends and financial management. Although California school districts and community college districts receive about 60% of their operating funds from the state, their general obligation bonds are secured by dedicated local property tax levies and are not paid from state funds. Many of these local property tax bases are again realizing strong growth, but some areas that experienced the most development just prior to the recession have not yet returned to their pre-recession levels.
Counties continue to rebuild their financial positions from growth in their property tax bases and other revenue streams and that growth has allowed them to restore some services that were cut in response to prior cuts in state aid. The outlook for many of California’s cities has improved, with stronger growth in sales and business taxes. However, they continue to face cost pressures especially in the areas of pensions and healthcare benefits. The City of Stockton formally exited bankruptcy protection in February 2015, while the City of San Bernardino continues to work toward a reorganization plan. Stockton and San Bernardino were both centers for the recent housing market boom and bust.
California’s essential service enterprises and healthcare providers, such as the Metropolitan Water District of Southern California, the Los Angeles Department of Water and Power, the Bay Area Toll Authority and St. Joseph Health System have been generally insulated from the state’s earlier financial difficulties as they pay off their bonds with revenues received from the services they provide to customers. California is currently facing its fourth year of drought. While the economic impact of the drought has primarily affected the state’s agricultural sector, which accounts for about 2.1% of the state’s gross domestic product, the state’s largest water agencies have responded through conservation measures, rate adjustments and draws on stored supply.
California’s economy has significantly rebounded from the recent recession and is growing at a moderate pace. The state gained 494,200 jobs from July 2014 to July 2015, a 3.2% increase, continuing on from the 461,800 jobs gained in calendar year 2014. California’s unemployment rate declined to 6.2% in July 2015, down from 7.4% in July 2014. It was tied with Alabama and Louisiana for the eighth highest rate in the country and still above the national average of 5.3%.
With its diversified and recovering economy and finances, California’s credit quality has been on an upward trend after years of managing structural budget imbalances. At the end of the report period, the state’s general obligation ratings were Aa3 from Moody’s Investors Service, AA- from Standard & Poor’s Ratings Services, and A+ from Fitch Ratings. S&P upgraded its rating from A+ in July 2015.
Schwab Tax-Free Bond Funds5

Schwab Tax-Free Bond Fund
The Schwab Tax-Free Bond Fund (the fund) seeks high current income exempt from federal income tax, consistent with capital preservation. To pursue its goal, the fund primarily invests in investment-grade municipal securities (munis)—those in the four highest credit rating categories (rated AAA to BBB- or the unrated equivalent as determined by the investment adviser). The fund does not currently intend to invest in munis whose interest is subject to the alternative minimum tax. For more information on the fund’s investment objective, please see the fund’s prospectus.
Market Highlights. U.S. bond yields barely changed for the reporting period—shorter-term yields rose only slightly on growing expectations of a Federal Reserve interest-rate hike; longer-term yields fell, but only minimally. In October 2014, the Fed concluded its bond-buying program, but implementation of its widely anticipated rate hike was continually delayed amid ongoing mixed economic signals. As of the period-end, no action had been taken.
During the reporting period, commodity prices fell dramatically, in part due to China’s slowing growth and demand. Geopolitical unrest was exacerbated by a face-off between Greece and the European Union, along with an economic slowdown in the Eurozone. The U.S dollar strengthened against multiple foreign currencies, hurting U.S. export-sensitive companies. Stock-market volatility increased dramatically late in the period. Ten-year U.S. Treasury yields, influenced by these and other factors, were quite volatile, fluctuating between a high of 2.62% in September 2014 and a low of 1.64% in January 2015, ending the reporting period at 2.22%. Although changes in shorter-term yields were driven primarily by anticipation of Fed action, they too fluctuated throughout the period.
Amid this backdrop, munis performed better than most other fixed income sectors, but, like most taxable bond categories, returns were significantly lower than the previous one-year period as investors sought potentially higher-yielding investments. An increase in municipal bond supply combined with modestly diminishing demand tempered performance.
Performance. The fund returned 1.95% for the 12-month period ended August 31, 2015, compared with the S&P National AMT-Free Municipal Bond Index (the comparative index), which returned 2.17%.
Positioning and Strategies. The fund generally maintains a sensitivity to interest rates within a conservative range to limit unexpected performance swings. Although this range is close to the fund’s peer group, the fund typically maintains a lower sensitivity to interest rates than the comparative index. The fund’s duration, a measure of interest-rate sensitivity, was shortened toward the end of the period by selling some of its intermediate and longer-term securities.
Regarding bond-maturity strategies, the fund began the period with a slight “barbell” relative to its peers by holding a larger percentage of short- and long-term munis while underweighting intermediate-term securities. Over the course of the period, however, as the yield difference between short- and long-term munis shrank, the fund reduced this positioning by selling longer-term munis and buying intermediate-term ones. This strategy enhanced the fund’s performance.
Near the end of the reporting period, Puerto Rico defaulted on its first debt obligation, and additional Puerto Rican defaults are anticipated. The fund continues to avoid Puerto Rico, having had no holdings there since October of 2013. The fund’s overall credit quality remained high.
As of 8/31/15:

Portfolio Composition % of investments
These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type[1]
Fixed Rate Bonds	91.8%
Put Bonds	3.5%
Floating Rate Notes	3.0%
Variable Rate Demand Obligations	1.1%
Refunded Bonds	0.6%
By Credit Quality[2]
AAA	12.2%
AA	45.0%
A	28.9%
BBB	11.4%
BB	1.2%
Unrated Securities	1.3%
Weighted Average Maturity[3]	5.2 Yrs
Weighted Average Duration[3]	4.9 Yrs
Management views and portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
[3]	See Glossary for definitions of maturity and duration.
6Schwab Tax-Free Bond Funds

Schwab Tax-Free Bond Fund
Performance and Fund Facts as of 8/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
August 31, 2005 – August 31, 2015
Performance of Hypothetical
$10,000 Investment1,3

Average Annual Returns1,2,3
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Tax-Free Bond Fund (9/11/92)	1.95%	3.50%	4.18%
S&P National AMT-Free Municipal Bond Index	2.17%	3.68%	N/A
Barclays 7-Year Municipal Bond Index	1.77%	3.44%	4.59%
Fund Category: Morningstar Municipal National Intermediate Bond	1.41%	3.19%	3.66%
Fund Expense Ratios4: Net 0.49%; Gross 0.58%

Yields
30-Day SEC Yield[1,3]	1.37%
30-Day SEC Yield-No Waiver[1,5]	1.30%
Taxable-Equivalent Yield[6]	2.42%
12-Month Distribution Yield[1,3]	3.22%
Management views and portfolio holdings may have changed since the report date.
For index definitions, please see the Glossary.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	Taxable-equivalent yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%. Your tax rate may be different.
Schwab Tax-Free Bond Funds7

Schwab California Tax-Free Bond Fund
The Schwab California Tax-Free Bond Fund (the fund) seeks high current income exempt from federal and California personal income tax that is consistent with capital preservation. To pursue its goal, the fund primarily invests in investment-grade municipal securities (munis)—those in the four highest credit rating categories (rated AAA to BBB- or the unrated equivalent as determined by the investment adviser)—from California issuers. The fund does not currently intend to invest in munis whose interest is subject to the alternative minimum tax. For more information on the fund’s investment objective, please see the fund’s prospectus.
Market Highlights. U.S. bond yields barely changed for the reporting period—shorter-term yields rose only slightly on growing expectations of a Federal Reserve interest-rate hike; longer-term yields fell, but only minimally. In October, the Fed concluded its bond-buying program, but implementation of its widely anticipated rate hike was continually delayed amid ongoing mixed economic signals. As of the period-end, no action had been taken.
During the period, commodity prices fell dramatically, in part due to China’s slowing growth and demand. Geopolitical unrest was exacerbated by a face-off between Greece and the European Union, along with an economic slowdown in the Eurozone. The U.S dollar strengthened against multiple foreign currencies, hurting U.S. export-sensitive companies. Stock-market volatility increased dramatically late in the period. Ten-year U.S. Treasury yields, influenced by these and other factors, were quite volatile, fluctuating between a high of 2.62% in September and a low of 1.64% in January, ending the reporting period at 2.22%. Although changes in shorter-term yields were driven primarily by anticipation of Fed action, they too fluctuated throughout the period.
Amid this backdrop, munis performed better than most other fixed income sectors, but, like most taxable bond categories, returns were significantly lower than the previous one-year period as investors sought potentially higher-yielding investments. An increase in municipal bond supply combined with modestly diminishing demand tempered performance. This was also the case in California, which led to a widening of spreads and subsequent underperformance of California munis as compared to national munis early in the reporting period, although California munis outperformed over the latter half of the reporting period.
Performance. The fund returned 2.22% for the 12-month period ended August 31, 2015, compared with the S&P California AMT-Free Municipal Bond Index (the comparative index), which returned 2.69%.
Positioning and Strategies. The fund generally maintains a sensitivity to interest rates within a conservative range to limit unexpected performance swings. Although this range is close to the fund’s peer group, the fund typically maintains a lower sensitivity to interest rates than the comparative index. The fund’s duration, a measure of interest-rate sensitivity, was shortened toward the end of the period by selling some of its intermediate and longer-term securities.
Regarding bond-maturity strategies, the fund began the period with a slight “barbell” relative to its peers by holding a larger percentage of short- and long-term munis while underweighting intermediate-term securities. Over the course of the period, however, as the yield difference between short- and long-term munis shrank, the fund reduced this positioning by selling longer-term munis and buying intermediate-term ones. This strategy enhanced the fund’s performance.
Near the end of the reporting period, Puerto Rico defaulted on its first debt obligation, and additional Puerto Rican defaults are anticipated. The fund continues to avoid Puerto Rico, having had no holdings there since October of 2013. The fund’s overall credit quality remained high.
As of 8/31/15:

Portfolio Composition % of investments
These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type[1]
Fixed Rate Bonds	86.9%
Put Bonds	5.8%
Variable Rate Demand Obligations	4.2%
Refunded Bonds	1.8%
Floating Rate Notes	1.3%
By Credit Quality[2]
AAA	3.9%
AA	56.1%
A	34.3%
BBB	5.0%
Unrated Securities	0.7%
Weighted Average Maturity[3]	5.4 Yrs
Weighted Average Duration[3]	5.2 Yrs
Management views and portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
[3]	See Glossary for definitions of maturity and duration.
8Schwab Tax-Free Bond Funds

Schwab California Tax-Free Bond Fund
Performance and Fund Facts as of 8/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
August 31, 2005 – August 31, 2015
Performance of Hypothetical
$10,000 Investment1,3

Average Annual Returns1,2,3
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab California Tax-Free Bond Fund (2/24/92)	2.22%	3.67%	3.96%
S&P California AMT-Free Municipal Bond Index	2.69%	4.62%	N/A
Barclays 7-Year Municipal Bond Index	1.77%	3.44%	4.59%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	2.01%	3.54%	3.71%
Fund Expense Ratios4: Net 0.49%; Gross 0.60%

Yields
30-Day SEC Yield[1,3]	1.29%
30-Day SEC Yield-No Waiver[1,5]	1.17%
Taxable-Equivalent Yield[6]	2.59%
12-Month Distribution Yield[1,3]	4.07%
Management views and portfolio holdings may have changed since the report date.
For index definitions, please see the Glossary.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	Taxable-equivalent yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective California state personal income tax rate of 6.96%. Your tax rate may be different.
Schwab Tax-Free Bond Funds9

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2015 and held through August 31, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 3/1/15	Ending Account Value (Net of Expenses) at 8/31/15	Expenses Paid During Period[2] 3/1/15–8/31/15
Schwab Tax-Free Bond Fund
Actual Return	0.49%	$1,000.00	$ 1,001.70	$ 2.47
Hypothetical 5% Return	0.49%	$1,000.00	$ 1,022.73	$2.50
Schwab California Tax-Free Bond Fund
Actual Return	0.49%	$1,000.00	$1,002.60	$ 2.47
Hypothetical 5% Return	0.49%	$1,000.00	$ 1,022.73	$2.50

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
10Schwab Tax-Free Bond Funds

Schwab Tax-Free Bond Fund
Financial Statements
Financial Highlights
	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11
Per-Share Data ($)
Net asset value at beginning of period	11.97	11.36	12.10	11.62	11.72
Income (loss) from investment operations:
Net investment income (loss)	0.26 [1]	0.27	0.27	0.30	0.31
Net realized and unrealized gains (losses)	(0.03)	0.61	(0.58)	0.54	0.06
Total from investment operations	0.23	0.88	(0.31)	0.84	0.37
Less distributions:
Distributions from net investment income	(0.26)	(0.27)	(0.27)	(0.30)	(0.31)
Distributions from net realized gains	(0.12)	—	(0.16)	(0.06)	(0.16)
Total distributions	(0.38)	(0.27)	(0.43)	(0.36)	(0.47)
Net asset value at end of period	11.82	11.97	11.36	12.10	11.62
Total return (%)	1.95	7.86	(2.65)	7.34	3.34
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.49	0.49	0.49	0.49	0.49
Gross operating expenses	0.57	0.58	0.56	0.59	0.61
Net investment income (loss)	2.21	2.34	2.27	2.51	2.74
Portfolio turnover rate	92	81	110	102	128
Net assets, end of period ($ x 1,000,000)	640	627	602	684	484

1
Calculated based on the average shares outstanding during the period.
See financial notes    11

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2015

This section shows all the securities in the fund's portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
93.1%	Fixed-Rate Obligations	573,765,669	595,880,170
7.8%	Variable-Rate Obligations	49,715,000	49,793,250
100.9%	Total Investments	623,480,669	645,673,420
(0.9%)	Other Assets and Liabilities, Net		(5,530,169)
100.0%	Net Assets		640,143,251

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 93.1% of net assets
ALABAMA 0.7%
Birmingham
GO Bonds Series 2013A	0.00%	03/01/43 (b)(f)	500,000	499,800
GO Refunding Warrants Series 2010A	5.00%	02/01/18 (e)	1,160,000	1,273,958
Huntsville
Water Revenue Warrants Series 2008	5.00%	11/01/15	250,000	252,038
Pell Special Care Facilities Financing Auth
RB (Noland Health Services) Series 2012A	5.00%	12/01/19	1,000,000	1,126,610
RB (Noland Health Services) Series 2012A	5.00%	12/01/20	950,000	1,083,190
				4,235,596
ALASKA 1.3%
Alaska Housing Finance Corp
State Capital Project Bonds II Series 2012A	5.00%	12/01/17	1,105,000	1,209,566
Alaska Industrial Development & Export Auth
RB (Greater Fairbanks Community Hospital Fdn) Series 2014	5.00%	04/01/22	500,000	573,400
North Slope Borough
GO Bonds Series 2013A	5.00%	06/30/19	1,000,000	1,141,150
GO Bonds Series 2014C	5.00%	06/30/24 (b)	1,000,000	1,157,220
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/20	820,000	950,438
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/22 (b)	1,130,000	1,305,975
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/23 (b)	1,890,000	2,161,177
				8,498,926
ARIZONA 1.4%
Arizona Health Facilities Auth
Hospital RB (Phoenix Children's Hospital) Series 2013B	5.00%	02/01/43 (b)	1,000,000	1,056,690
Higley USD No. 60
GO & Refunding Bonds Series 2015	3.00%	07/01/18	600,000	628,962
GO & Refunding Bonds Series 2015	4.00%	07/01/19	500,000	546,585
GO & Refunding Bonds Series 2015	4.00%	07/01/20	580,000	639,659
Payson USD No.10
GO Bonds Series 2008B	5.75%	07/01/28 (b)(e)	1,375,000	1,560,088
Pima Cnty
COP Series 2013A	5.00%	12/01/17	550,000	599,951
COP Series 2013A	5.00%	12/01/18	400,000	447,528
COP Series 2013A	5.00%	12/01/19	500,000	571,220
GO Bonds Series 2012A	4.00%	07/01/22	140,000	157,419
Refunding COP Series 2013B	5.00%	12/01/16	625,000	659,769
12    See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Tucson
Refunding COP Series 2014	4.00%	07/01/22	700,000	778,834
Refunding COP Series 2014	4.00%	07/01/23	700,000	776,636
Univ Medical Center Corp
Hospital RB Series 2009	5.50%	07/01/16	100,000	104,354
Hospital RB Series 2009	6.00%	07/01/18	300,000	342,477
				8,870,172
ARKANSAS 1.6%
Cabot
Sales & Use Tax Refunding & RB Series 2013	2.55%	06/01/43 (b)	1,110,000	1,114,018
Fayetteville
Sales & Use Tax Bonds Series 2013	2.80%	11/01/24	1,890,000	1,911,206
Fort Smith
Sales & Use Tax Refunding Bonds Series 2012	2.38%	05/01/27 (b)	255,000	255,543
Little Rock
Library Construction & Refunding Bonds Series 2012	3.10%	03/01/32 (b)	1,420,000	1,394,213
Sewer Refunding RB Series 2015	3.00%	04/01/23	835,000	874,279
Sewer Refunding RB Series 2015	5.00%	10/01/23	665,000	791,343
Sewer Refunding RB Series 2015	3.00%	04/01/24	1,260,000	1,312,101
Rogers
Sales & Use Tax Bonds Series 2015	2.13%	11/01/29 (b)(d)	2,000,000	2,004,240
Springdale
Sales & Use Tax Refunding Bonds Series 2013	2.60%	07/01/27 (b)	525,000	525,861
				10,182,804
CALIFORNIA 12.9%
ABAG Finance Auth
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/19	1,000,000	1,105,270
Anaheim Public Financing Auth
Refunding Lease RB Series 2008	5.00%	08/01/17	955,000	1,032,336
California
GO Bonds	5.00%	11/01/32 (b)(e)	1,240,000	1,341,296
GO Bonds	5.00%	04/01/38 (b)	500,000	543,245
California Dept of Water Resources
Power Supply RB Series 2005G4	5.00%	05/01/16 (e)	750,000	773,970
California Educational Facilities Auth
RB (Chapman Univ) Series 2015	5.00%	04/01/23	535,000	630,102
RB (Chapman Univ) Series 2015	5.00%	04/01/25	525,000	628,199
California Health Facilities Financing Auth
RB (El Camino Hospital) Series 2015A	5.00%	02/01/22	500,000	584,835
RB (El Camino Hospital) Series 2015A	5.00%	02/01/23	750,000	886,627
RB (El Camino Hospital) Series 2015A	5.00%	02/01/24	1,100,000	1,304,622
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%	05/15/27 (b)(e)	2,005,000	2,292,296
California Municipal Finance Auth
Refunding RB (Azusa Pacific Univ) Series 2015B	5.00%	04/01/23	600,000	681,588
Refunding RB (Azusa Pacific Univ) Series 2015B	5.00%	04/01/24	600,000	682,620
Refunding RB (Azusa Pacific Univ) Series 2015B	5.00%	04/01/26 (b)	1,065,000	1,200,670
California Public Works Board
Lease Refunding RB Series 2014H	5.00%	12/01/20	1,605,000	1,890,642
California Statewide Communities Development Auth
RB (St. Joseph Health) Series 2000	4.50%	07/01/18	1,020,000	1,078,048
Emeryville Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/21	2,000,000	2,356,620
Fresno
Airport Refunding RB Series 2013A	5.00%	07/01/23	105,000	121,947
Airport Refunding RB Series 2013A	5.00%	07/01/30 (b)	90,000	98,916
Healdsburg School Facilities Financing Auth
GO RB Series 2014	4.00%	07/15/39 (b)	1,110,000	1,126,550
Inglewood USD
GO Bonds Series A	5.25%	08/01/27 (b)	935,000	1,067,331
See financial notes    13

Schwab Tax-Free Bond Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/21	600,000	692,238
Special Tax RB Series 2014A	5.00%	09/01/22	460,000	535,564
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/16	1,935,000	2,028,209
Los Angeles
Judgment Obligation Bonds Series 2010A	4.00%	06/01/19	3,070,000	3,368,036
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District No. 14) Series 2015A	5.00%	10/01/24	2,500,000	3,057,300
Los Angeles Community Facilities District No. 4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/26 (b)	1,500,000	1,732,095
Los Angeles Municipal Improvement Corp
Lease RB Series 2009A	5.00%	04/01/17	975,000	1,044,274
Lease RB Series 2009C	4.00%	09/01/16	1,050,000	1,089,942
Lease RB Series 2009C	4.00%	09/01/17	100,000	106,741
Los Angeles USD
Refunding COP Series 2012B	5.00%	10/01/30 (b)	100,000	113,220
Madera Irrigation District
Water Refunding RB Series 2015	5.00%	09/01/27 (b)(d)	2,000,000	2,330,840
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21	1,000,000	1,179,400
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/17	3,500,000	3,785,180
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/27 (b)	1,295,000	1,470,395
GO Bonds Series 2015A	5.00%	08/01/28 (b)	1,000,000	1,128,610
Palo Alto
Limited Obligation Refunding Bonds Series 2012	4.00%	09/02/19	180,000	194,785
Limited Obligation Refunding Bonds Series 2012	4.00%	09/02/21	275,000	299,662
Pasadena Public Financing Auth
Lease RB Series 2010A	5.00%	03/01/22 (b)	360,000	413,809
Pomona USD
GO Refunding Bonds 2015	5.00%	08/01/33 (b)	375,000	425,438
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (b)	755,000	893,361
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2010A	5.00%	06/01/32 (b)	3,530,000	4,033,449
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	3.88%	03/01/18	2,165,000	2,307,067
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31 (f)	1,950,000	1,045,629
GO Bonds Series 2010C	0.00%	07/01/32 (f)	1,500,000	756,885
GO Bonds Series 2010C	0.00%	07/01/33 (f)	1,000,000	481,960
GO Bonds Series 2010C	0.00%	07/01/34 (f)	1,650,000	760,535
GO Bonds Series 2010C	0.00%	07/01/35 (f)	1,300,000	575,068
GO Refunding Bonds Series R4	5.00%	07/01/25	8,000,000	9,911,040
San Francisco CCD
GO Bonds Series 2010D	5.00%	06/15/29 (b)	1,000,000	1,139,350
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	3.00%	09/01/15	1,730,000	1,730,000
GO Refunding Bonds Series 2012	4.00%	09/01/18	1,885,000	2,061,266
GO Refunding Bonds Series 2012	5.00%	09/01/20	2,195,000	2,582,615
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/22	1,360,000	1,613,218
Tax Allocation Refunding Bonds 2014	5.00%	09/01/23	1,000,000	1,195,720
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,250,000	1,504,912
Tiburon/Belvedere Wastewater Financing Auth
RB (Marin Cnty Sanitary District No. 5) Series 2012	3.00%	10/01/21	140,000	150,643
Univ of California
Limited RB Series 2012G	5.00%	05/15/42 (b)	500,000	561,605
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19	1,165,000	1,293,628
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/20	1,260,000	1,426,736
				82,448,155
14    See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
COLORADO 1.5%
Boulder Cnty
COP Series 2015	5.00%	12/01/18	775,000	870,247
COP Series 2015	5.00%	12/01/24 (b)	375,000	428,258
COP Series 2015	5.00%	12/01/25 (b)	500,000	569,410
Colorado Health Facilities Auth
Refunding RB (Covenant Retirement Communities) Series 2015A	2.00%	12/01/16	515,000	521,396
Refunding RB (Covenant Retirement Communities) Series 2015A	3.00%	12/01/17	700,000	724,024
Refunding RB (Covenant Retirement Communities) Series 2015A	4.00%	12/01/18	575,000	613,744
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/18 (e)	1,630,000	1,710,962
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/19 (e)	1,735,000	1,839,412
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/21	1,900,000	2,011,397
Univ of Colorado Hospital Auth
RB Series 2012A	5.00%	11/15/16	440,000	463,822
				9,752,672
CONNECTICUT 1.6%
Connecticut
GO Bonds Series 2013A	5.00%	10/15/22	2,875,000	3,389,942
Greater New Haven Pollution Control Auth
Wastewater System Refunding RB Series 2014B	5.00%	08/15/24	300,000	361,551
Wastewater System Refunding RB Series 2014B	5.00%	08/15/25 (b)	900,000	1,071,405
Wastewater System Refunding RB Series 2014B	5.00%	08/15/26 (b)	625,000	736,506
Oxford
GO Refunding Bonds 2011	3.00%	08/01/16	120,000	122,911
GO Refunding Bonds 2011	4.00%	08/01/17	1,405,000	1,491,759
GO Refunding Bonds 2011	4.00%	08/01/18	1,445,000	1,567,319
GO Refunding Bonds 2011	4.00%	08/01/19	450,000	495,216
Stamford
Water Pollution Control RB Series 2013A	5.00%	08/15/29 (b)	15,000	17,625
West Haven
GO Bonds 2012	5.00%	08/01/20	865,000	983,747
				10,237,981
DELAWARE 0.2%
Delaware State Housing Auth
Sr S/F Mortgage RB Series 2011A2	4.25%	07/01/29 (b)	1,190,000	1,232,102
DISTRICT OF COLUMBIA 0.3%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27 (b)(e)	300,000	344,811
Income Tax Secured Refunding RB Series 2010A	5.00%	12/01/30 (b)	1,210,000	1,385,934
				1,730,745
FLORIDA 6.2%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics) Series 2008D1	6.25%	12/01/18	500,000	573,755
Escambia Cnty
Pollution Control Refunding RB (Gulf Power) Series 1997	2.10%	07/01/22 (b)	1,000,000	1,016,540
Florida Higher Educational Facilities Financing Auth
Refunding RB (Univ of Tampa) Series 2012A	5.00%	04/01/19	1,220,000	1,345,050
Refunding RB (Univ of Tampa) Series 2012A	5.25%	04/01/42 (b)	400,000	430,112
Florida Ports Financing Commission
Refunding RB Series 2011A	5.00%	10/01/28 (b)	1,500,000	1,727,835
Hillsborough Cnty SD
Refunding COP Series 2010A	5.00%	07/01/24 (b)	3,385,000	3,831,380
Sales Tax Refunding RB Series 2015B	5.00%	10/01/21	1,500,000	1,749,975
Sales Tax Refunding RB Series 2015B	5.00%	10/01/23	2,000,000	2,378,360
Kissimmee Utility Auth
Electric System Sub Refunding RB Series 2003	5.25%	10/01/18	150,000	167,993
See financial notes    15

Schwab Tax-Free Bond Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Lee Cnty
Non-Ad Valorem Refunding RB Series 2012	4.00%	10/01/15	950,000	953,040
Martin Cnty Health Facilities Auth
Hospital RB (Martin Memorial Medical Center) Series 2015	5.00%	11/15/21 (d)	1,500,000	1,706,430
Hospital RB (Martin Memorial Medical Center) Series 2015	5.00%	11/15/23 (d)	1,500,000	1,715,115
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/21	100,000	113,333
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/22	150,000	170,124
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	457,860
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (b)	250,000	284,212
Miami-Dade Cnty
Aviation RB Series 2010A	5.00%	10/01/20	500,000	580,280
Aviation RB Series 2010A	5.50%	10/01/26 (b)	4,690,000	5,440,775
Rickenbacker Causeway RB Series 2014	5.00%	10/01/23	740,000	865,334
Rickenbacker Causeway RB Series 2014	5.00%	10/01/25 (b)	810,000	946,542
Rickenbacker Causeway RB Series 2014	5.00%	10/01/35 (b)	575,000	637,353
Rickenbacker Causeway RB Series 2014	5.00%	10/01/36 (b)	890,000	984,331
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2008A	5.25%	04/01/16 (e)	600,000	616,056
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/22	550,000	648,169
Toll System RB Series 2014A	4.00%	07/01/23	1,730,000	1,937,064
Toll System RB Series 2014A	5.00%	07/01/24	625,000	749,512
Orange Cnty Health Facilities Auth
RB (Nemours Foundation) Series 2009A	5.00%	01/01/18	300,000	326,439
RB (Nemours Foundation) Series 2009A	5.00%	01/01/19	545,000	608,858
Palm Beach Cnty Health Facilities Auth
Hospital Refunding RB (Boca Raton Regional Hospital) Series 2014	5.00%	12/01/22	800,000	913,824
Palm Beach Cnty Solid Waste Auth
RB Series 2009	5.25%	10/01/18 (a)	1,900,000	2,150,135
Pasco Cnty
Water & Sewer RB Series 2009A	5.00%	10/01/16	75,000	78,843
Port St. Lucie
Utility System Refunding RB Series 2014	5.00%	09/01/20	250,000	287,310
Utility System Refunding RB Series 2014	5.00%	09/01/21	250,000	289,040
Utility System Refunding RB Series 2014	5.00%	09/01/22	485,000	563,318
Utility System Refunding RB Series 2014	5.00%	09/01/23	350,000	408,940
Sumter County Industrial Development Auth
Hospital RB (Central FL Health Alliance) Series 2014A	5.00%	07/01/22	200,000	228,392
Hospital RB (Central FL Health Alliance) Series 2014A	5.00%	07/01/24 (b)	150,000	172,031
Hospital RB (Central FL Health Alliance) Series 2014A	5.00%	07/01/26 (b)	270,000	304,139
Tampa
Sales Tax Refunding RB Series 2010	4.00%	10/01/20	535,000	597,782
Sales Tax Refunding RB Series 2010	5.00%	10/01/21 (b)	140,000	161,372
Tampa Bay Water
Utility System Refunding RB Series 2011	5.00%	10/01/18	850,000	954,210
				40,071,163
GEORGIA 0.8%
Burke Cnty Development Auth
Pollution Control RB (GA Power) Fourth Series 1994	2.20%	10/01/32 (b)	1,500,000	1,536,780
Columbia Cnty
GO Sales Tax Bonds Series 2015	5.00%	04/01/20	300,000	347,421
GO Sales Tax Bonds Series 2015	5.00%	04/01/21	400,000	470,676
GO Sales Tax Bonds Series 2015	5.00%	04/01/22	200,000	238,196
GO Sales Tax Bonds Series 2015	5.00%	04/01/23	200,000	240,660
Fulton Cnty Development Auth
RB (Georgia State Univ) Series 2011	5.00%	10/01/15	825,000	828,184
RB (Georgia State Univ) Series 2011	5.00%	10/01/17	185,000	199,101
Macon-Bibb Cnty Hospital Auth
Revenue Anticipation Certificates (Medical Center of Central GA) Series 2009	4.00%	08/01/19	200,000	218,386
Monroe Cnty Development Auth
Pollution Control RB (GA Power) First Series 1995	2.00%	07/01/25 (b)	1,000,000	1,014,910
				5,094,314
16    See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GUAM 0.4%
Guam Power Auth
RB Series 2014A	5.00%	10/01/20	500,000	570,330
RB Series 2014A	5.00%	10/01/21	1,095,000	1,253,567
RB Series 2014A	5.00%	10/01/25 (b)	720,000	825,869
				2,649,766
HAWAII 0.8%
Hawaii
GO Bonds Series 2013EH	5.00%	08/01/20	3,000,000	3,510,060
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26 (b)	1,580,000	1,681,610
				5,191,670
IDAHO 0.9%
Nampa SD No. 131
GO Refunding Bonds Series 2011B	3.50%	08/15/19 (a)(e)	1,535,000	1,657,708
GO Refunding Bonds Series 2011B	4.00%	08/15/21 (a)(e)	1,835,000	2,040,024
GO Refunding Bonds Series 2011B	4.00%	08/15/22 (a)(e)	800,000	892,416
Univ of Idaho
General RB Series 2014	5.00%	04/01/21	350,000	410,312
General RB Series 2014	5.00%	04/01/24 (b)	200,000	233,476
General RB Series 2014	5.00%	04/01/26 (b)	300,000	345,510
				5,579,446
ILLINOIS 4.7%
Arlington Heights Park District
GO Refunding Bonds Series 2010B	2.00%	12/01/15	200,000	200,836
Bellwood Village
GO Refunding Bonds Series 2014	4.00%	12/01/21	500,000	537,950
GO Refunding Bonds Series 2014	5.00%	12/01/32 (b)	2,250,000	2,420,595
Chicago
O'Hare Passenger Facility Charge Refunding RB Series 2010D	5.00%	01/01/17 (e)	1,000,000	1,056,130
O'Hare Passenger Facility Charge Refunding RB Series 2010D	5.00%	01/01/18 (e)	1,200,000	1,304,592
O'Hare Passenger Facility Charge Refunding RB Series 2010D	5.00%	01/01/19 (e)	750,000	835,020
O'Hare Passenger Facility Charge Refunding RB Series 2012A	5.00%	01/01/31 (b)(e)	4,950,000	5,439,060
Chicago Park District
LT GO Refunding Bonds Series 2014D	5.00%	01/01/21	1,000,000	1,114,020
Community Unit SD No. 300
GO Refunding Bonds Series 2013	5.25%	01/01/31 (b)	4,940,000	5,621,275
Illinois
GO Bonds Series March 2012	5.00%	03/01/20	1,000,000	1,080,420
GO Bonds Series May 2014	5.00%	05/01/34 (b)	500,000	502,760
GO Refunding Bonds Series February 2010	5.00%	01/01/18	2,325,000	2,465,662
GO Refunding Bonds Series June 2006	5.00%	01/01/19	1,220,000	1,303,997
Sales Tax Jr Obligation RB Series June 2010	5.00%	06/15/20	400,000	459,980
Illinois Finance Auth
RB (Ascension Health) Series 2012E2	5.00%	11/15/42 (b)	1,300,000	1,392,768
RB (Rush Univ Medical Center) Series 2015A	5.00%	11/15/20	250,000	286,998
Refunding RB (Silver Cross Hospital & Medical Centers) Series 2015C	5.00%	08/15/25	450,000	510,840
Univ of Illinois
Health Services Facilities System RB Series 2013	6.00%	10/01/30 (b)	3,085,000	3,587,269
				30,120,172
INDIANA 1.5%
Indiana Finance Auth
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/20	145,000	164,478
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/21	250,000	285,860
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/22	320,000	367,670
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/23	380,000	436,518
See financial notes    17

Schwab Tax-Free Bond Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/22	700,000	804,279
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/24 (b)	1,940,000	2,232,125
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/16	400,000	409,076
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/17	480,000	510,144
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/18	1,000,000	1,094,410
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/19	1,000,000	1,118,990
State Revolving Fund Refunding Bonds Series 2010A	5.00%	02/01/19	945,000	1,069,022
Indiana Health Facility Financing Auth
Sub RB (Ascension Health) Series 2005A5	2.00%	11/01/27 (b)	1,000,000	1,023,250
				9,515,822
IOWA 0.1%
Iowa
Special Obligation Bonds Series 2010	5.00%	06/15/25 (b)	700,000	803,957
KANSAS 0.1%
Butler Cnty USD No. 375
GO Refunding Bonds Series 2014-1	4.00%	09/01/22	450,000	500,634
Kansas Development Finance Auth
Hospital RB (Adventist Health/Sunbelt) Series 2009D	5.00%	11/15/15	185,000	186,809
Olathe
Health Facilities RB (Olathe Medical Center) Series 2012A	4.00%	09/01/21	220,000	239,026
				926,469
KENTUCKY 0.8%
Kentucky
COP 2015	4.00%	06/15/24	400,000	440,248
COP 2015	5.00%	06/15/25	400,000	475,600
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare) Series 2009A	5.00%	08/15/18	750,000	828,023
RB (Catholic Health Initiatives) Series 2009B	2.70%	05/01/39 (b)	2,000,000	1,989,500
Kentucky State Property & Buildings Commission
Refunding RB Series A	5.00%	08/01/20	1,210,000	1,396,582
				5,129,953
LOUISIANA 0.5%
Louisiana Public Facilities Auth
Refunding RB (Ochsner Clinic Foundation) Series 2015	4.00%	05/15/19	250,000	269,468
Refunding RB (Ochsner Clinic Foundation) Series 2015	5.00%	05/15/21	800,000	908,256
Refunding RB (Ochsner Clinic Foundation) Series 2015	5.00%	05/15/23	350,000	401,502
New Orleans
Sewerage Service Refunding RB Series 2014	5.00%	06/01/20	550,000	630,690
Sewerage Service Refunding RB Series 2014	5.00%	06/01/21	400,000	461,308
Sewerage Service Refunding RB Series 2014	5.00%	06/01/22	250,000	289,758
				2,960,982
MARYLAND 0.7%
Baltimore
Water RB Series 2013A	5.00%	07/01/19	750,000	855,240
Water RB Series 2013A	5.00%	07/01/20	150,000	174,693
Water RB Series 2013A	5.00%	07/01/21	450,000	530,910
Maryland Community Development Administration
Housing RB Series 1996A	5.88%	07/01/16 (b)	15,000	15,050
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/20	335,000	378,356
RB (Loyola Univ) Series 2014	4.00%	10/01/39 (b)	1,500,000	1,541,415
RB (Meritus Medical Center) Series 2015	5.00%	07/01/23	1,000,000	1,137,930
				4,633,594
18    See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
MASSACHUSETTS 1.1%
Braintree
GO Refunding Bonds	5.00%	05/15/29	280,000	343,246
Cambridge
GO Refunding Bonds Series B	4.00%	01/01/24	1,070,000	1,234,374
GO Refunding Bonds Series B	4.00%	01/01/25	1,000,000	1,156,580
Chatham
GO Refunding Bonds	5.00%	07/01/17 (e)	245,000	264,764
Massachusetts Development Finance Agency
RB (SABIS International Charter School) Series 2015	4.00%	04/15/20	650,000	698,900
RB (SABIS International Charter School) Series 2015	5.00%	04/15/25	500,000	562,595
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/17	1,000,000	1,053,860
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/18	885,000	960,535
Massachusetts Turnpike Auth
Turnpike RB Series 1993A	5.00%	01/01/20 (g)	540,000	589,874
				6,864,728
MICHIGAN 3.1%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25	700,000	860,559
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27	1,445,000	1,778,694
Sanitary Sewer System Refunding RB Series 2013	5.00%	01/01/25 (b)	135,000	160,466
Karegnondi Water Auth
Water Supply System Bonds Series 2014A	5.00%	11/01/24 (b)	1,695,000	1,945,216
Water Supply System Bonds Series 2014A	5.00%	11/01/25 (b)	2,625,000	2,993,445
Michigan Finance Auth
Refunding RB (Trinity Health) Series 2010A	5.00%	12/01/15	1,000,000	1,011,880
Michigan Housing Development Auth
S/F Mortgage RB Series 2015A	4.00%	06/01/46 (b)(d)	3,000,000	3,242,160
Michigan State Hospital Finance Auth
Refunding RB (Trinity Health) Series 2008A1	5.25%	12/01/15	1,500,000	1,518,750
Michigan State Trunk Line Fund
Refunding Bonds Series 2009	5.00%	11/01/22 (b)	2,100,000	2,383,248
Troy
LT GO Bonds Series 2013	5.00%	11/01/22 (b)	225,000	266,454
LT GO Bonds Series 2013	5.00%	11/01/23 (b)	150,000	178,779
LT GO Bonds Series 2013	5.00%	11/01/25 (b)	200,000	238,372
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (b)	600,000	677,136
Airport RB Series 2014B	5.00%	12/01/33 (b)	825,000	929,668
Airport RB Series 2014B	5.00%	12/01/34 (b)	1,145,000	1,288,331
Western Townships Utilities Auth
LT GO Refunding Bonds Series 2012	4.00%	01/01/20	650,000	715,910
				20,189,068
MINNESOTA 2.1%
Mahtomedi ISD No. 832
GO Refunding Bonds Series 2014A	4.00%	02/01/20	1,945,000	2,169,803
GO Refunding Bonds Series 2014A	5.00%	02/01/21	600,000	705,846
GO Refunding Bonds Series 2014A	5.00%	02/01/22	500,000	594,645
Maple Grove
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/17	300,000	317,232
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/18	300,000	322,176
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/19	500,000	541,960
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/20	600,000	654,576
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/21	400,000	435,756
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	5.00%	09/01/22	295,000	338,451
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	5.00%	09/01/23	655,000	753,335
Minnetonka ISD No. 276
GO Refunding Bonds Series 2013H	2.00%	02/01/17	300,000	306,348
GO Refunding Bonds Series 2013H	4.00%	02/01/22	960,000	1,083,907
See financial notes    19

Schwab Tax-Free Bond Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Olmsted Cnty
GO Refunding Bonds Series 2012A	4.00%	02/01/20	1,765,000	1,965,980
Shakopee ISD No. 720
GO Refunding Bonds Series 2012A	4.00%	02/01/19	790,000	865,295
GO Refunding Bonds Series 2012A	5.00%	02/01/21	1,000,000	1,172,440
Univ of Minnesota
GO Bonds Series 2011D	5.00%	12/01/20	220,000	259,530
GO Bonds Series 2011D	5.00%	12/01/21	425,000	507,161
GO Bonds Series 2013A	4.00%	02/01/20	595,000	664,383
				13,658,824
MISSISSIPPI 1.3%
Mississippi Development Bank
Special Obligation Bonds (Jackson Water & Sewer) Series 2013	6.88%	12/01/40 (b)	4,250,000	5,426,655
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/16	400,000	410,600
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/17	50,000	53,293
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/28 (b)	750,000	849,555
Mississippi Home Corp
Homeownership Mortgage RB Series 2011A	4.50%	06/01/25 (b)	1,335,000	1,405,982
				8,146,085
MISSOURI 1.5%
Boone Cnty
Hospital Refunding RB (Boone Hospital Center) Series 2012	4.00%	08/01/18	400,000	426,692
Butler Cnty SD R1
Lease Participation Certificates Series 2014	4.00%	03/01/20	200,000	220,202
Lease Participation Certificates Series 2014	4.00%	03/01/21	200,000	220,564
Lease Participation Certificates Series 2014	5.00%	03/01/23	200,000	235,128
Lease Participation Certificates Series 2014	5.00%	03/01/24	200,000	237,516
Missouri Health & Educational Facilities Auth
RB (St. Louis College of Pharmacy) Series 2013	5.00%	05/01/18	1,200,000	1,306,848
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/21	565,000	639,230
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/22	540,000	613,926
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/23	585,000	662,986
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/24	1,675,000	1,907,574
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/25 (b)	1,760,000	1,985,033
St. Charles SD
GO Refunding Bonds Series 2011	4.00%	03/01/17 (a)	1,300,000	1,364,519
				9,820,218
NEBRASKA 0.5%
Nebraska Investment Finance Auth
S/F Housing RB Series 2013A	2.50%	09/01/34 (b)	930,000	942,750
S/F Housing RB Series 2013C	2.50%	03/01/35 (b)	1,600,000	1,624,944
S/F Housing RB Series 2013E	3.00%	03/01/43 (b)	695,000	712,132
Nebraska Public Power District
General RB Series 2010C	5.00%	01/01/19	250,000	281,385
				3,561,211
NEVADA 1.7%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	4.00%	09/01/15	370,000	370,000
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	5.00%	09/01/18	1,265,000	1,379,267
Clark Cnty
Airport System RB Sr Series 2010D	5.00%	07/01/17 (e)	1,000,000	1,077,990
Airport System RB Sr Series 2010D	5.00%	07/01/18 (e)	1,770,000	1,966,222
Nevada System of Higher Education
Univ RB Series 2011A	5.00%	07/01/18	5,375,000	5,991,674
				10,785,153
20    See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
NEW HAMPSHIRE 0.4%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%	06/01/19	180,000	205,763
RB (Dartmouth-Hitchcock) Series 2009	6.00%	08/01/38 (b)	400,000	459,980
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%	07/01/38 (b)	610,000	649,919
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28 (b)	945,000	993,507
				2,309,169
NEW JERSEY 5.1%
Cranbury Township
GO Refunding Bonds	2.75%	12/01/15 (e)	430,000	432,709
GO Refunding Bonds	3.00%	12/01/16	320,000	330,336
GO Refunding Bonds	3.00%	12/01/17	285,000	299,418
GO Refunding Bonds	4.00%	12/01/18	400,000	437,620
Flemington-Raritan Regional SD
GO Refunding Bonds Series 2014	4.00%	06/15/20	250,000	277,893
GO Refunding Bonds Series 2014	4.00%	06/15/21	985,000	1,098,344
GO Refunding Bonds Series 2014	4.00%	06/15/22	635,000	712,432
GO Refunding Bonds Series 2014	4.00%	06/15/23	500,000	563,190
Gloucester Cnty Improvement Auth
Refunding RB Series 2012	4.00%	12/01/17	425,000	452,502
Refunding RB Series 2012	4.00%	12/01/18	465,000	503,939
Refunding RB Series 2012	4.00%	12/01/19	485,000	532,103
Refunding RB Series 2012	4.00%	12/01/20	510,000	561,913
Refunding RB Series 2012	4.00%	12/01/21	355,000	390,330
Refunding RB Series 2012	4.00%	12/01/22	480,000	531,619
Mercer Cnty Improvement Auth
Refunding RB Series 2011	4.00%	09/01/15	1,000,000	1,000,000
Refunding RB Series 2011	4.00%	09/01/16	65,000	67,257
Refunding RB Series 2011	4.00%	09/01/17	1,370,000	1,453,789
Middlesex Cnty
Refunding COP Series 2011	4.00%	06/15/20	900,000	987,399
Refunding COP Series 2011	4.00%	06/15/21	265,000	290,708
Middlesex Cnty Improvement Auth
Lease RB Series 2008	4.00%	12/15/15	415,000	419,627
Lease Refunding RB Series 2010	3.00%	07/01/16	225,000	230,051
Lease Refunding RB Series 2014A	4.00%	12/15/19	465,000	513,267
Lease Refunding RB Series 2014A	5.00%	12/15/20	750,000	881,633
Lease Refunding RB Series 2014A	5.00%	12/15/21	1,030,000	1,222,960
Lease Refunding RB Series 2014A	5.00%	12/15/22	640,000	772,224
RB Series 2011	3.00%	09/15/16	1,270,000	1,304,811
Refunding RB Series 2011	4.00%	09/15/21	625,000	700,031
Monmouth Cnty Improvement Auth
Governmental Loan RB Series 2008	5.25%	12/01/18	85,000	96,502
Morris Cnty Improvement Auth
Bonds Series 2012A	3.00%	02/01/19	705,000	749,373
Bonds Series 2012A	3.00%	02/01/20	695,000	744,665
New Jersey
GO Bonds	5.00%	06/01/24	4,265,000	4,899,589
New Jersey Building Auth
Refunding RB Series 2009B	4.00%	12/15/19	135,000	138,298
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/16	920,000	963,120
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/19	2,500,000	2,663,775
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C	5.50%	12/15/15	10,000	10,140
Transportation System Bonds Series 2011B	5.50%	06/15/31 (b)	100,000	104,780
Passaic Cnty
GO Refunding Bonds Series 2011	5.00%	05/01/17	4,180,000	4,462,861
GO Refunding Bonds Series 2012	4.00%	02/01/17	245,000	255,824
GO Refunding Bonds Series 2012	4.00%	02/01/19	500,000	539,735
				32,596,767
See financial notes    21

Schwab Tax-Free Bond Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
NEW MEXICO 0.2%
Bernalillo Cnty
GO Refunding Bonds Series 2010	4.00%	02/01/19	375,000	411,341
GO Refunding Bonds Series 2010	4.00%	02/01/20	105,000	117,005
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.50%	08/01/16 (g)	10,000	10,475
Santa Fe
Gross Receipt Tax Improvement & Refunding RB Series 2012A	4.00%	06/01/18	660,000	715,314
				1,254,135
NEW YORK 11.6%
Buffalo
School Refunding Bonds Series 2012E	3.00%	02/01/16	175,000	176,997
Dutchess County Local Development Corp
RB (Health Quest Systems) Series 2014A	5.00%	07/01/22	135,000	156,538
RB (Health Quest Systems) Series 2014A	4.00%	07/01/23	160,000	175,424
RB (Health Quest Systems) Series 2014A	5.00%	07/01/24	150,000	176,369
RB (Health Quest Systems) Series 2014A	5.00%	07/01/25 (b)	125,000	144,796
RB (Health Quest Systems) Series 2014A	5.00%	07/01/34 (b)	250,000	273,793
RB (Health Quest Systems) Series 2014A	5.00%	07/01/44 (b)	750,000	810,817
Lake Success
GO Refunding Bonds Series 2010B	4.00%	12/01/18	210,000	230,576
GO Refunding Bonds Series 2010B	4.00%	12/01/19	125,000	138,198
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008B2	5.00%	11/01/15	320,000	322,618
Transportation Refunding RB Series 2012F	5.00%	11/15/18	3,550,000	3,993,217
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	5.00%	11/15/18	145,000	163,631
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/21	500,000	573,445
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/23	535,000	622,168
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/24	425,000	496,443
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (b)	1,000,000	1,153,320
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (b)	250,000	286,140
New York City
GO Bonds Fiscal 2006 Series F1	5.00%	09/01/17 (b)	3,090,000	3,090,096
GO Bonds Fiscal 2014 Series B	5.00%	08/01/22	1,700,000	2,011,610
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/22	3,800,000	4,463,860
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23	1,940,000	2,294,826
GO Bonds Fiscal 2014 Series J	5.00%	08/01/20	3,000,000	3,487,860
GO Bonds Fiscal 2015 Series C	5.00%	08/01/24	1,950,000	2,348,677
New York City Housing Development Corp
M/F Housing RB Series 2012H	0.95%	05/01/16	235,000	235,531
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2010 Series C1	4.00%	08/01/16	1,370,000	1,417,498
Future Tax Secured Sub RB Fiscal 2010 Series C1	4.00%	08/01/16 (g)	1,630,000	1,685,795
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/18	900,000	1,015,974
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/20 (b)	200,000	234,584
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35 (b)(e)	5,535,000	6,364,586
Future Tax Secured Sub RB Fiscal 2014 Series B1	5.00%	11/01/23	3,000,000	3,626,280
New York State Dormitory Auth
Hospital Refunding RB (Wyckoff Heights Medical Center) Series 2015	5.00%	02/15/20	1,295,000	1,492,449
Hospital Refunding RB (Wyckoff Heights Medical Center) Series 2015	5.00%	02/15/21	500,000	585,125
Master BOCES Program Lease RB (Oneida Herkimer Madison) Series 2008	5.25%	08/15/16	650,000	679,061
RB (Cornell Univ) Series 1990B	5.00%	07/01/18	80,000	89,202
RB (New York Univ Hospitals) Series 2011A	5.00%	07/01/19	1,370,000	1,547,675
State Personal Income Tax RB Series 2014A	5.00%	02/15/18 (g)	10,000	11,030
State Personal Income Tax RB Series 2014A	5.00%	02/15/18	2,990,000	3,294,741
New York State Thruway Auth
General RB Series I	5.00%	01/01/20	500,000	573,260
General RB Series I	5.00%	01/01/21	1,000,000	1,164,500
General Revenue Jr Obligations Series 2013A	4.00%	05/01/19	800,000	875,736
General Revenue Jr Obligations Series 2013A	5.00%	05/01/19	2,500,000	2,826,775
22    See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Service Contract Bonds Series 2009	4.00%	04/01/16	505,000	516,060
Service Contract Bonds Series 2009	5.00%	04/01/16	1,540,000	1,583,074
Service Contract Bonds Series 2009	4.00%	04/01/17	650,000	684,879
New York State Tobacco Settlement Financing Corp
Asset-Backed RB Series 2013A	5.00%	06/01/21 (b)(e)	6,250,000	6,474,437
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1	5.00%	12/15/17	570,000	625,427
Niagara Frontier Transportation Auth
Airport Refunding RB Series 2014B	4.00%	04/01/16	500,000	510,790
Airport Refunding RB Series 2014B	5.00%	04/01/17	600,000	640,014
Airport Refunding RB Series 2014B	4.00%	04/01/18	450,000	482,670
Airport Refunding RB Series 2014B	5.00%	04/01/19	850,000	955,306
North Syracuse CSD
GO Refunding Bonds Series 2012B	4.00%	06/15/17	800,000	843,408
Otsego Cnty Capital Resource Corp
RB (Hartwick College) Series 2015A	5.00%	10/01/21	495,000	555,271
RB (Hartwick College) Series 2015A	5.00%	10/01/22	700,000	786,289
RB (Hartwick College) Series 2015A	5.00%	10/01/23	800,000	900,968
RB (Hartwick College) Series 2015A	5.00%	10/01/24	895,000	1,007,027
Scarsdale UFSD
GO Refunding Bonds 2012	4.00%	02/01/19	260,000	284,921
Westchester Cnty Local Development Corp
RB (Pace Univ) Series 2014A	5.00%	05/01/34 (b)	2,050,000	2,194,750
				74,356,512
NORTH CAROLINA 2.0%
Durham Cnty
COP Series 2009A	4.00%	06/01/18	1,610,000	1,744,017
New Hanover County
GO Bonds Series 2015	5.00%	02/01/24	3,090,000	3,805,613
North Carolina Housing Finance Agency
Home Ownership RB Series 2009-2	4.25%	01/01/28 (b)	1,050,000	1,093,554
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (WakeMed) Series 2012A	5.00%	10/01/21	5,000,000	5,772,950
Wake Cnty
GO Refunding Bonds Series 2009D	4.00%	02/01/17	580,000	609,191
				13,025,325
OHIO 2.1%
Butler Cnty
Hospital Facilities RB (UC Health) Series 2010	3.00%	11/01/15	580,000	581,931
Cleveland Heights-Univ Heights City SD
ULT GO Bonds Series 2014	0.00%	12/01/23 (f)	150,000	120,234
ULT GO Bonds Series 2014	0.00%	12/01/24 (f)	85,000	64,884
Cleveland-Cuyahoga Cnty Port Auth
Development RB (Cleveland State Univ) Series 2014	5.00%	08/01/24	1,110,000	1,308,523
Development RB (Cleveland State Univ) Series 2014	5.00%	08/01/44 (b)	1,955,000	2,079,827
Columbus
ULT GO Bonds Series 2011A	5.00%	07/01/18	2,000,000	2,231,260
Hamilton Cnty
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/23	500,000	574,545
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/24	500,000	577,835
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/25 (b)	1,000,000	1,146,090
Toledo
GO Refunding Bonds Series 2012	3.00%	12/01/15	1,810,000	1,822,109
GO Refunding Bonds Series 2012	3.00%	12/01/16	240,000	247,104
Univ of Toledo
General Receipts Bonds Series 2011B	5.00%	06/01/18	1,100,000	1,213,454
General Receipts Bonds Series 2011B	5.00%	06/01/30 (b)	805,000	906,390
Westerville
GO LT Bonds Series 2010	4.00%	12/01/18	365,000	399,328
				13,273,514
See financial notes    23

Schwab Tax-Free Bond Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
OKLAHOMA 0.7%
Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	5.00%	09/01/16 (e)	545,000	568,124
Oklahoma Development Finance Auth
Health System Refunding RB (INTEGRIS) Series 2015A	5.00%	08/15/25	1,250,000	1,502,375
Health System Refunding RB (INTEGRIS) Series 2015A	5.00%	08/15/26 (b)	1,070,000	1,278,415
Lease RB Series 2014A	4.00%	06/01/27 (b)	1,335,000	1,438,009
				4,786,923
OREGON 2.3%
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/22	350,000	401,422
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/23	500,000	577,280
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/24	500,000	580,500
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	500,000	583,825
Campus Refunding RB (Pacific Univ) Series 2014A	5.25%	05/01/34 (b)	1,625,000	1,789,661
Campus Refunding RB (Pacific Univ) Series 2014A	5.00%	05/01/40 (b)	3,985,000	4,249,604
Lane Community College
GO Bonds Series 2012	4.00%	06/15/20 (a)	2,395,000	2,680,053
Oregon State Facilities Auth
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21	2,000,000	2,353,840
Umpqua CCD
GO Bonds Series 2014A	4.00%	06/01/24 (b)	1,290,000	1,385,873
				14,602,058
PENNSYLVANIA 2.1%
Allegheny Cnty Higher Education Building Auth
RB (Duquesne Univ) Series 2013A	4.00%	03/01/16	600,000	611,256
RB (Duquesne Univ) Series 2013A	4.00%	03/01/17	500,000	524,840
RB (Duquesne Univ) Series 2013A	4.00%	03/01/20	1,455,000	1,605,069
Cumberland Cnty Municipal Auth
RB (Diakon Lutheran Social Ministries) Series 2015	3.00%	01/01/17	500,000	510,760
RB (Diakon Lutheran Social Ministries) Series 2015	4.00%	01/01/18	600,000	630,372
Pennsylvania
COP Series 2010A	3.00%	04/01/18	245,000	256,314
COP Series 2010A	3.05%	10/01/18	1,480,000	1,558,928
COP Series 2010A	3.30%	10/01/19	705,000	753,765
COP Series 2010A	3.50%	04/01/20	365,000	392,762
Pennsylvania Economic Development Financing Auth
Unemployment Compensation RB Series 2012B	5.00%	01/01/23 (b)	2,500,000	2,539,450
Unemployment Compensation RB Series 2012B	5.00%	07/01/23 (b)	260,000	261,045
Pennsylvania Higher Educational Facilities Auth
RB (Temple Univ) First Series 2012	4.00%	04/01/17	310,000	325,878
RB (Temple Univ) First Series 2012	4.00%	04/01/18	95,000	102,061
Pennsylvania Intergovernmental Coop Auth
Philadelphia Special Tax Refunding RB Series 2010	5.00%	06/15/18	2,000,000	2,225,140
Philadelphia Special Tax Refunding RB Series 2010	5.00%	06/15/20	1,070,000	1,246,176
				13,543,816
SOUTH CAROLINA 0.3%
Beaufort-Jasper Water & Sewer Auth
Refunding RB Series 2010B	5.00%	03/01/22	95,000	113,338
Refunding RB Series 2010B	5.00%	03/01/23	495,000	595,871
South Carolina Educational Facilities Auth
Educational Facilities RB (Wofford College) Series 2007B	2.00%	04/01/27 (b)	1,000,000	1,002,640
				1,711,849
24    See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
SOUTH DAKOTA 0.1%
South Dakota Building Auth
RB Series 2011	3.00%	06/01/16	165,000	168,391
RB Series 2011	4.00%	06/01/21 (b)	55,000	59,162
South Dakota Health & Educational Facilities Auth
RB (Sanford Health) Series 2009	5.00%	11/01/17	100,000	108,433
				335,986
TENNESSEE 0.9%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/23	650,000	740,558
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24	600,000	686,310
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (b)	1,000,000	1,136,030
Franklin Cnty Health & Educational Facilities Board
Educational Facilities Refunding RB (Univ of the South) Series 2014	3.00%	09/01/21	200,000	211,408
Educational Facilities Refunding RB (Univ of the South) Series 2014	5.00%	09/01/29 (b)	200,000	225,356
Educational Facilities Refunding RB (Univ of the South) Series 2014	5.00%	09/01/30 (b)	350,000	392,962
Memphis
GO Refunding Bonds Series 2011	5.00%	05/01/20	2,000,000	2,325,800
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
RB (Belmont Univ) Series 2012	4.00%	11/01/21	100,000	107,914
				5,826,338
TEXAS 8.8%
Arlington Higher Education Finance Corp
Education Refunding RB (Harmony Public Schools) Series 2015	5.00%	02/15/32 (a)(b)	1,500,000	1,714,830
Arlington ISD
ULT GO Bonds Series 2011A	5.00%	02/15/36 (a)(b)(e)	3,650,000	4,147,349
Brady ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/24 (a)	320,000	390,870
ULT GO Refunding Bonds Series 2015	5.00%	08/15/25 (a)	250,000	307,855
Burkburnett ISD
ULT GO Refunding Bonds Series 2012	2.00%	02/15/18 (a)(b)	250,000	250,255
Centerville ISD
ULT GO Bonds Series 2014	5.00%	08/15/39 (a)(b)	780,000	872,594
Collin Cnty
LT GO & Refunding Bonds Series 2009A	4.00%	02/15/19 (e)	695,000	759,746
Dallas-Fort Worth
Airport Jt RB Series 2013B	5.00%	11/01/38 (b)	2,300,000	2,553,828
Airport Jt RB Series 2014C	5.00%	11/01/22	250,000	296,773
Airport Jt RB Series 2014C	5.00%	11/01/23	250,000	300,055
Airport Refunding RB Series 2012B	5.00%	11/01/22 (b)	1,395,000	1,605,924
Airport Refunding RB Series 2013D	5.25%	11/01/25 (b)	600,000	707,682
Denver City ISD
ULT GO Refunding Bonds Series 2012	2.00%	02/15/16 (a)(b)	580,000	580,829
ULT GO Refunding Bonds Series 2012	2.00%	02/15/17 (a)(b)	1,000,000	1,001,200
ULT GO Refunding Bonds Series 2012	2.00%	02/15/18 (a)(b)	1,220,000	1,221,147
ULT GO Refunding Bonds Series 2012	2.00%	02/15/19 (a)(b)	1,775,000	1,776,047
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(b)	930,000	1,089,402
ULT GO Bonds Series 2014	5.00%	08/15/34 (a)(b)	830,000	888,000
Forney ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/32 (a)(b)	3,000,000	3,490,590
Fort Bend Cnty
LT Refunding Bonds Series 2009	5.00%	03/01/17	100,000	106,551
Fort Worth
Tax & Parking Revenue Bonds Series 2009	4.45%	03/01/18 (c)	1,100,000	1,156,650
Garland ISD
ULT GO Refunding Bonds Series 2012A	3.00%	02/15/23 (a)(b)	1,525,000	1,528,446
Godley ISD
ULT GO Refunding Bonds Series 2015	5.00%	02/15/24 (a)	1,505,000	1,823,985
See financial notes    25

Schwab Tax-Free Bond Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Gonzales ISD
ULT GO Bonds Series 2014	5.00%	02/01/23 (a)	205,000	243,651
Houston Community College System
LT GO Refunding Bonds Series 2011	5.00%	02/15/17	500,000	532,535
LT GO Refunding Bonds Series 2011	5.00%	02/15/18	1,000,000	1,101,150
Klein ISD
ULT GO Refunding Bonds Series 2009A	4.00%	08/01/17	560,000	595,689
Lewisville ISD
ULT GO Bonds Series 2014A	2.00%	08/15/19 (a)	400,000	411,468
ULT GO Bonds Series 2014A	4.00%	08/15/20 (a)	745,000	835,644
ULT GO Bonds Series 2014A	4.00%	08/15/21 (a)	795,000	895,726
ULT GO Bonds Series 2014A	4.00%	08/15/22 (a)	1,000,000	1,132,750
ULT GO Bonds Series 2014A	4.00%	08/15/23 (a)	950,000	1,078,003
Loop ISD
ULT GO Bonds Series 2012	2.00%	02/15/18 (a)(b)	350,000	350,329
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B	5.00%	07/01/20	1,750,000	2,028,320
Midland ISD
ULT GO Refunding Bonds Series 2011	5.00%	02/15/18 (a)	115,000	126,499
ULT GO Refunding Bonds Series 2011	4.00%	02/15/20 (a)	860,000	956,913
ULT GO Refunding Bonds Series 2012	4.00%	02/15/20 (a)	150,000	166,904
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21	500,000	590,605
Northwest ISD
ULT GO Refunding Bonds Series 2015A	0.00%	02/15/17 (a)(f)	475,000	469,614
ULT GO Refunding Bonds Series 2015A	0.00%	02/15/18 (a)(f)	725,000	707,593
ULT GO Refunding Bonds Series 2015A	0.00%	02/15/19 (a)(f)	1,160,000	1,109,180
Pearland
GO Refunding Bonds Series 2015	5.00%	03/01/24	1,650,000	1,985,610
Pharr-San Juan-Alamo ISD
ULT GO Refunding Bonds Series 2015	5.00%	02/01/24 (a)	1,000,000	1,211,190
ULT GO Refunding Bonds Series 2015	5.00%	02/01/25 (a)	1,000,000	1,224,790
Plano
GO Refunding RB Series 2011	5.00%	09/01/21	650,000	770,087
Reagan Hospital District
LT GO & RB Series 2014A	4.50%	02/01/24	895,000	980,804
Richardson ISD
ULT GO Refunding Bonds Series 2015A	5.00%	02/15/36 (a)(b)	900,000	1,040,004
Rockwall ISD
ULT GO Refunding Bonds Series 2012	5.00%	02/15/20 (a)	185,000	213,814
ULT GO Refunding Bonds Series 2012	5.00%	02/15/22 (a)(b)	450,000	527,274
San Antonio
Electric & Gas Systems Refunding RB Series 2009D	5.00%	02/01/17	880,000	936,232
Sienna Plantation Levee Improvement District
ULT Levee Improvement Refunding Bonds Series 2014	4.00%	09/01/24 (b)	500,000	550,585
Sunnyvale ISD
ULT GO Bonds Series 2011	5.00%	02/15/19 (a)	195,000	219,796
ULT GO Bonds Series 2011	3.00%	02/15/20 (a)	110,000	117,381
ULT GO Bonds Series 2011	5.00%	02/15/22 (a)(b)	120,000	140,567
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Hendrick Medical Center) Series 2013	4.00%	09/01/16	440,000	453,358
Tatum ISD
ULT GO Bonds Series 2012	5.00%	02/15/23 (a)(b)	400,000	449,740
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2011B	4.45%	09/01/28 (b)	530,000	556,744
Tomball ISD
ULT GO Bonds Series 2011	5.00%	02/15/21 (a)	150,000	175,826
Travis Cnty
LT GO Refunding Bonds Series 2009	5.00%	03/01/18	1,000,000	1,102,020
Williamson Cnty
LT GO Refunding Bonds Series 2011	5.00%	02/15/21	1,000,000	1,172,100
Wink Loving ISD
ULT GO Bonds Series 2012	3.00%	02/15/17 (a)	450,000	466,196
				56,197,299
26    See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
UTAH 0.6%
Salt Lake Cnty
Refunding RB (Westminster College) Series 2015	1.00%	10/01/17	350,000	349,951
Refunding RB (Westminster College) Series 2015	5.00%	10/01/18	650,000	713,642
Sales Tax Refunding RB Series 2010A	3.00%	02/01/16	250,000	252,955
Utah Charter School Financing Auth
RB (Utah Charter Academies) Series 2015A	4.00%	10/15/40 (b)	1,250,000	1,242,887
RB (Utah Charter Academies) Series 2015A	4.00%	10/15/45 (b)	1,055,000	1,039,534
Weber Basin Water Conservancy District
Water Refunding RB Series 2015A	5.00%	10/01/23	500,000	606,345
				4,205,314
VERMONT 0.5%
Vermont HFA
Mortgage RB Series 2011A	4.50%	02/01/26 (b)	2,795,000	2,974,942
VIRGINIA 1.3%
Chesterfield Cnty Economic Development Auth
Public Facility Refunding RB Series 2010A	4.00%	01/01/19 (e)	455,000	495,254
Henrico Cnty
GO Refunding Bonds Series 2010	5.00%	07/15/17	500,000	541,390
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%	10/01/18 (a)(e)	825,000	925,477
Prince William Cnty IDA
RB (George Mason Univ) Series 2011AA	5.50%	09/01/34 (b)	220,000	255,246
Richmond
GO Bonds Series 2009A	4.00%	07/15/16	85,000	87,849
Richmond Metropolitan Auth
Expressway Refunding & RB Series 1998	5.25%	07/15/22 (g)	1,400,000	1,616,902
Virginia College Building Auth
Educational Facilities RB (Washington & Lee Univ) Series 2015A	4.00%	01/01/20	315,000	350,296
Educational Facilities RB (Washington & Lee Univ) Series 2015A	3.00%	01/01/22	500,000	532,665
Virginia Housing Development Auth
Homeownership Mortgage Bonds Series 2010A	4.00%	03/01/20 (b)	125,000	135,527
Virginia Small Business Financing Auth
Refunding RB (Hampton Univ) Series 2014	5.00%	10/01/20	1,000,000	1,140,660
Refunding RB (Hampton Univ) Series 2014	5.00%	10/01/21	765,000	878,105
Refunding RB (Hampton Univ) Series 2014	5.00%	10/01/22	1,000,000	1,158,010
				8,117,381
WASHINGTON 2.7%
Adams Cnty Public Hospital District No. 2
ULT GO Bonds (East Adams Rural Healthcare) 2014	5.13%	12/01/44 (b)	3,660,000	3,882,455
Camas SD No. 117
ULT GO Refunding Bonds 2012	5.00%	12/01/17 (a)	1,850,000	2,024,992
Energy Northwest
Electric Refunding RB Series 2009A	5.25%	07/01/18	1,000,000	1,120,810
King Cnty Public Hospital District No. 2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/22	1,920,000	2,265,907
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	690,000	820,451
Naches Valley SD No. JT3
ULT GO Bonds 2014	5.00%	12/01/22 (a)	650,000	775,008
Ocosta SD No. 172
ULT GO Bonds 2013	3.13%	12/01/20 (a)	65,000	69,395
ULT GO Bonds 2013	5.00%	12/01/23 (a)	390,000	469,322
Washougal SD No. 112-6
ULT GO Refunding Bonds 2012	5.00%	12/01/15 (a)	830,000	840,060
ULT GO Refunding Bonds 2012	5.00%	12/01/18 (a)	2,390,000	2,690,399
See financial notes    27

Schwab Tax-Free Bond Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Whidbey Island Public Hospital District
ULT GO Bonds 2013	5.00%	12/01/19	745,000	818,569
ULT GO Bonds 2013	5.00%	12/01/20	720,000	796,802
ULT GO Bonds 2013	5.00%	12/01/22	460,000	508,286
				17,082,456
WISCONSIN 1.1%
Wisconsin
COP Master Lease Series 2014B	5.00%	09/01/20	605,000	699,985
COP Master Lease Series 2014B	5.00%	03/01/21	265,000	307,848
COP Master Lease Series 2014B	5.00%	09/01/21 (b)	445,000	515,039
Wisconsin Health & Educational Facilities Auth
Health Facilities RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (b)	1,000,000	1,180,430
RB (Aurora Health Care) Series 2009B2	5.13%	08/15/27 (b)	1,250,000	1,302,562
RB (Children's Hospital of Wisconsin) Series 2008B	4.20%	08/15/18	75,000	81,761
RB (Thedacare) Series 2015	5.00%	12/15/21	250,000	291,247
RB (Thedacare) Series 2015	5.00%	12/15/22	1,045,000	1,227,938
RB (Thedacare) Series 2015	5.00%	12/15/23	500,000	592,585
RB (Thedacare) Series 2015	5.00%	12/15/24	495,000	589,243
				6,788,638
Total Fixed-Rate Obligations
(Cost $573,765,669)				595,880,170

Variable-Rate Obligations 7.8% of net assets
CALIFORNIA 0.6%
California
GO Bonds Series 2013C	0.57%	12/01/28 (b)	3,600,000	3,602,304
COLORADO 0.1%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2006C7	0.22%	03/01/16 (a)(b)(c)	700,000	700,000
CONNECTICUT 1.9%
Connecticut
GO Bonds Series 2011A	0.94%	05/15/18 (e)	5,275,000	5,280,117
GO Bonds Series 2011C	1.12%	05/15/19	5,000,000	5,032,100
GO Bonds Series 2012A	1.27%	04/15/20 (e)	1,000,000	1,014,200
GO Bonds Series 2012D	0.79%	09/15/18	1,000,000	989,990
				12,316,407
DISTRICT OF COLUMBIA 0.5%
District of Columbia
Income Tax Secured Refunding RB Series 2011E	0.77%	12/01/17 (b)	3,240,000	3,266,179
GEORGIA 0.5%
Floyd Cnty Development Auth
Pollution Control RB (GA Power) First Series 1996	0.25%	09/01/26 (b)	3,000,000	3,000,000
MASSACHUSETTS 2.3%
Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A1	0.03%	03/01/30 (a)(b)	5,100,000	5,100,000
Sr Sales Tax Bonds Series 2008A2	0.02%	07/01/26 (a)(b)	4,800,000	4,800,000
Massachusetts Development Finance Agency
RB (Boston Univ) Series U1	0.60%	10/01/40 (b)	1,000,000	1,001,120
RB (Boston Univ) Series U6E	0.57%	10/01/42 (b)	4,000,000	4,007,240
				14,908,360
28    See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
NEW YORK 1.9%
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2014 Series B3	0.01%	11/01/42 (a)(b)	7,100,000	7,100,000
Onondaga Cnty Trust for Cultural Resources
RB (Syracuse Univ) Series 2010A	0.01%	12/01/29 (a)(b)	4,900,000	4,900,000
				12,000,000
Total Variable-Rate Obligations
(Cost $49,715,000)				49,793,250

End of Investments.

At 08/31/15, the tax basis cost of the fund's investments was $623,493,821 and the unrealized appreciation and depreciation were $22,388,014 and ($208,415), respectively, with a net unrealized appreciation of $22,179,599.
(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,856,650 or 0.3% of net assets.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(f)	Zero coupon bond.
(g)	Refunded bond.

CCD —	Community college district
COP —	Certificate of participation
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
ISD —	Independent school district
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
S/F —	Single-family
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

The following is a summary of the inputs used to value the fund's investments as of August 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed-Rate Obligations[1]	$—	$595,880,170	$—	$595,880,170
Variable-Rate Obligations[1]	—	49,793,250	—	49,793,250
Total	$—	$645,673,420	$—	$645,673,420
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2015.
See financial notes    29

Schwab Tax-Free Bond Fund
Statement of
Assets and Liabilities
As of August 31, 2015
Assets
Investments, at value (cost $623,480,669)		$645,673,420
Receivables:
Investments sold		6,083,103
Interest		5,965,962
Fund shares sold		446,646
Prepaid expenses	+	20,667
Total assets		658,189,798
Liabilities
Payables:
Investments bought - Delayed-delivery		16,804,905
Investment adviser and administrator fees		25,714
Shareholder service fees		29,335
Due to custodian		476,308
Distributions to shareholders		427,373
Fund shares redeemed		192,882
Accrued expenses	+	90,030
Total liabilities		18,046,547
Net Assets
Total assets		658,189,798
Total liabilities	–	18,046,547
Net assets		$640,143,251
Net Assets by Source
Capital received from investors		615,565,649
Net investment income not yet distributed		47,752
Net realized capital gains		2,337,099
Net unrealized capital appreciation		22,192,751

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$640,143,251		54,148,804		$11.82

30    See financial notes

Schwab Tax-Free Bond Fund
Statement of
Operations
For the period September 1, 2014 through August 31, 2015
Investment Income
Interest		$17,520,438
Expenses
Investment adviser and administrator fees		1,825,166
Shareholder service fees		1,537,421
Portfolio accounting fees		114,971
Professional fees		78,284
Shareholder reports		37,434
Transfer agent fees		33,005
Registration fees		25,470
Custodian fees		16,380
Independent trustees' fees		13,199
Interest expense		427
Other expenses	+	9,979
Total expenses		3,691,736
Expense reduction by CSIM and its affiliates	–	517,076
Net expenses	–	3,174,660
Net investment income		14,345,778
Realized and Unrealized Gains (Losses)
Net realized gains on investments		7,584,235
Net change in unrealized appreciation (depreciation) on investments	+	(9,739,023)
Net realized and unrealized losses		(2,154,788)
Increase in net assets resulting from operations		$12,190,990
See financial notes    31

Schwab Tax-Free Bond Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	9/1/14-8/31/15		9/1/13-8/31/14
Net investment income		$14,345,778	$14,093,134
Net realized gains		7,584,235	2,577,857
Net change in unrealized appreciation (depreciation)	+	(9,739,023)	29,009,632
Increase in net assets from operations		12,190,990	45,680,623
Distributions to Shareholders
Distributions from net investment income		(14,341,014)	(14,100,227)
Distributions from net realized gains	+	(6,292,514)	—
Total distributions		($20,633,528)	($14,100,227)

Transactions in Fund Shares
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,564,993	$149,788,896	13,575,225	$158,724,584
Shares reinvested		1,061,150	12,633,244	724,546	8,491,616
Shares redeemed	+	(11,858,941)	(141,056,767)	(14,910,782)	(173,514,019)
Net transactions in fund shares		1,767,202	$21,365,373	(611,011)	($6,297,819)
Shares Outstanding and Net Assets
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		52,381,602	$627,220,416	52,992,613	$601,937,839
Total increase (decrease)	+	1,767,202	12,922,835	(611,011)	25,282,577
End of period		54,148,804	$640,143,251	52,381,602	$627,220,416
Net investment income not yet distributed			$47,752		$47,752
32    See financial notes

Schwab California Tax-Free Bond Fund
Financial Statements
Financial Highlights
	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11
Per-Share Data ($)
Net asset value at beginning of period	12.19	11.49	12.31	11.77	11.94
Income (loss) from investment operations:
Net investment income (loss)	0.27 [1]	0.29	0.30	0.34	0.36
Net realized and unrealized gains (losses)	(0.00) [2]	0.70	(0.59)	0.56	(0.07)
Total from investment operations	0.27	0.99	(0.29)	0.90	0.29
Less distributions:
Distributions from net investment income	(0.27)	(0.29)	(0.30)	(0.34)	(0.36)
Distributions from net realized gains	(0.22)	—	(0.23)	(0.02)	(0.10)
Total distributions	(0.49)	(0.29)	(0.53)	(0.36)	(0.46)
Net asset value at end of period	11.97	12.19	11.49	12.31	11.77
Total return (%)	2.22	8.74	(2.49)	7.75	2.55
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.49	0.49	0.49	0.49	0.49
Gross operating expenses	0.60	0.60	0.59	0.59	0.59
Net investment income (loss)	2.25	2.47	2.46	2.84	3.12
Portfolio turnover rate	77	107	118	101	68
Net assets, end of period ($ x 1,000,000)	421	426	395	434	379

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
See financial notes    33

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2015

This section shows all the securities in the fund's portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
95.5%	Fixed-Rate Obligations	384,504,333	402,434,617
6.9%	Variable-Rate Obligations	28,831,632	28,787,993
102.4%	Total Investments	413,335,965	431,222,610
(2.4%)	Other Assets and Liabilities, Net		(9,915,284)
100.0%	Net Assets		421,307,326

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 95.5% of net assets
CALIFORNIA 95.2%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20 (a)(f)	3,500,000	3,832,045
RB (Sharp HealthCare) Series 2012A	5.00%	08/01/28 (b)(f)	235,000	264,286
Refunding RB (Episcopal Sr Communities) Series 2012B	3.00%	07/01/16	815,000	827,225
Refunding RB (Episcopal Sr Communities) Series 2012B	4.00%	07/01/17	1,580,000	1,643,105
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/20	530,000	594,194
Refunding RB (Eskaton Properties) Series 2013	3.00%	11/15/15	1,175,000	1,180,041
Alameda Cnty Jt Powers Auth
Lease RB Series 2013A	5.25%	12/01/25 (b)	665,000	805,920
Lease RB Series 2013A	5.25%	12/01/26 (b)	775,000	931,410
Alameda Cnty Transportation Commission
Sales Tax RB Series 2014	5.00%	03/01/21	500,000	593,730
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2013A	5.00%	10/01/28 (b)	2,260,000	2,633,827
Alum Rock Union Elementary SD
GO Refunding Bonds 2015	5.00%	08/01/25 (e)	600,000	731,460
GO Refunding Bonds 2015	5.00%	08/01/27 (b)(e)	845,000	1,002,635
American Canyon Finance Auth
Refunding RB Series 2015	3.00%	09/02/17	500,000	519,970
Refunding RB Series 2015	3.00%	09/02/18	415,000	436,244
Refunding RB Series 2015	3.00%	09/02/19	530,000	560,327
Refunding RB Series 2015	4.00%	09/02/20	445,000	490,791
Refunding RB Series 2015	5.00%	09/02/21	320,000	371,219
Refunding RB Series 2015	5.00%	09/02/22	595,000	697,352
Refunding RB Series 2015	5.00%	09/02/23	625,000	736,519
Refunding RB Series 2015	5.00%	09/02/25	690,000	813,696
Anaheim Public Financing Auth
Lease RB Series 2014A	5.00%	05/01/21	200,000	233,242
Lease RB Series 2014A	5.00%	05/01/22	575,000	677,977
Lease RB Series 2014A	5.00%	05/01/23	500,000	595,425
Lease RB Series 2014A	5.00%	05/01/25 (b)	1,000,000	1,191,420
Lease RB Series 2014A	5.00%	05/01/39 (b)	1,000,000	1,123,180
Refunding Lease RB Series 2008	4.50%	08/01/17 (f)	115,000	123,220
Antelope Valley Jt UHSD
GO Refunding Bonds Series 2015	5.00%	08/01/20	1,385,000	1,608,207
Banning Financing Authority, CA
Electric System Refunding RB Series 2015	5.00%	06/01/27 (b)(e)	1,000,000	1,161,070
Bay Area Toll Auth
Toll Bridge RB Series 2014C	1.88%	04/01/47 (b)	2,500,000	2,539,525
Toll Bridge RB Series 2014E	2.00%	04/01/34 (b)	500,000	504,785
34    See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Berkeley Joint Powers Financing Auth
Refunding Lease RB Series 2012	4.00%	10/01/16	750,000	779,280
Beverly Hills Public Finance Auth
Lease RB Series 2010A	4.00%	06/01/16 (f)	100,000	102,870
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (c)	1,985,000	1,452,107
California
Economic Recovery Refunding Bonds Series 2009A	5.00%	07/01/20 (b)(d)(f)	5,000,000	5,757,400
GO Bonds	5.63%	05/01/18 (b)	25,000	25,116
GO Bonds	5.00%	09/01/18	3,000,000	3,361,320
GO Bonds	5.50%	04/01/19	950,000	1,094,656
GO Bonds	5.00%	11/01/19	2,425,000	2,796,558
GO Bonds	5.00%	09/01/20	2,560,000	2,996,762
GO Bonds	5.00%	11/01/24 (b)	750,000	882,472
GO Bonds	5.00%	09/01/25 (b)	2,615,000	3,127,514
GO Bonds	5.00%	11/01/25 (b)(f)	495,000	581,620
GO Bonds	4.00%	12/01/27 (b)	500,000	529,080
GO Bonds	3.00%	12/01/32 (b)	3,000,000	3,191,310
GO Bonds	6.50%	04/01/33 (b)	1,425,000	1,688,554
GO Bonds	6.00%	11/01/35 (b)(f)	4,190,000	4,995,527
GO Bonds	5.00%	09/01/36 (b)	2,635,000	2,981,502
GO Bonds	5.00%	09/01/42 (b)	2,000,000	2,238,800
GO Refunding Bonds	5.00%	09/01/21	1,280,000	1,514,355
GO Refunding Bonds	5.25%	10/01/32 (b)(f)	2,965,000	3,429,675
California Dept of Water Resources
Power Supply RB Series 2008H	4.50%	05/01/17	1,550,000	1,653,757
Power Supply RB Series 2010M	4.00%	05/01/19	750,000	831,187
Power Supply RB Series 2015O	5.00%	05/01/21	2,000,000	2,387,760
Water System RB (Central Valley) Series AI	5.00%	12/01/16	2,000,000	2,119,040
California Educational Facilities Auth
RB (Pomona College) Series 2011	4.00%	01/01/16 (f)	400,000	405,292
RB (Pomona College) Series 2011	4.00%	01/01/17 (f)	200,000	209,784
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24 (f)	2,000,000	2,520,360
Refunding RB (Univ of San Diego) Series 2011	4.50%	10/01/17 (f)	1,230,000	1,309,446
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/18 (f)	680,000	762,817
California Health Facilities Financing Auth
Insured RB (Northern California Presbyterian Home & Services) Series 2015	5.00%	07/01/21 (a)	250,000	290,278
Insured RB (Northern California Presbyterian Home & Services) Series 2015	5.00%	07/01/23 (a)	175,000	206,630
Insured RB (Northern California Presbyterian Home & Services) Series 2015	5.00%	07/01/24 (a)	310,000	367,970
Insured RB (Northern California Presbyterian Home & Services) Series 2015	5.00%	07/01/25 (a)	325,000	388,242
Insured RB Series 2011A	5.25%	02/01/20 (a)(f)	145,000	168,690
RB (City of Hope) Series 2012A	5.00%	11/15/21	325,000	381,732
RB (Memorial Health Services) Series 2012A	4.00%	10/01/17 (f)	750,000	803,925
RB (NCROC Paradise Valley Estates) Series 2005	4.63%	12/01/15 (a)(f)	150,000	151,514
RB (NCROC Paradise Valley Estates) Series 2005	5.00%	12/01/18 (a)(f)	125,000	140,085
RB (Providence Health & Services) Series 2014A	5.00%	10/01/21	700,000	833,294
RB (Scripps Health) Series 2008A	5.00%	10/01/16 (f)	2,735,000	2,872,680
RB (St. Joseph Health) Series 2013C	5.00%	07/01/43 (b)	2,000,000	2,311,920
Refunding RB (Marshall Medical Center) Series 2012A	4.00%	11/01/16 (a)	1,330,000	1,381,870
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/20 (a)	175,000	201,709
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/21 (a)	400,000	463,780
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/22 (a)	375,000	437,306
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/23 (a)	100,000	117,311
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (a)(b)	200,000	234,230
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (a)(b)	950,000	1,090,305
Refunding RB (St Joseph Health) Series 2009C	5.00%	07/01/34 (b)	3,000,000	3,585,240
California HFA
M/F Housing RB III Series 2014A	0.85%	08/01/16	40,000	40,008
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	4.00%	05/15/17	215,000	227,274
RB (Sanford Consortium) Series 2010A	4.00%	05/15/18	775,000	838,108
RB (Sanford Consortium) Series 2010A	5.00%	05/15/20	245,000	284,416
RB (USC) Series 2010	5.00%	12/01/19	470,000	544,547
RB (USC) Series 2010	3.25%	12/01/21 (b)	750,000	806,437
See financial notes    35

Schwab California Tax-Free Bond Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
RB (USC) Series 2010	5.00%	12/01/23 (b)	720,000	840,931
Refunding RB (Cal ISO Corp) Series 2013	5.00%	02/01/30 (b)	1,300,000	1,465,256
California Municipal Finance Auth
Refunding RB (Anaheim Electric) Series 2014A	5.00%	10/01/19	500,000	573,545
Refunding RB (Anaheim Electric) Series 2014A	5.00%	10/01/21	1,100,000	1,297,087
California Public Works Board
Lease RB (Univ of California) Series 2011G	5.25%	12/01/26 (b)(d)	1,000,000	1,218,280
Lease RB Series 2011C	5.75%	10/01/31 (b)	1,000,000	1,215,050
Lease RB Series 2011D	5.00%	12/01/22 (b)	1,000,000	1,175,710
Lease RB Series 2012A	5.00%	04/01/23 (b)	2,050,000	2,417,196
Lease RB Series 2012G	4.00%	11/01/16	885,000	922,851
Lease RB Series 2013F	4.00%	09/01/16	500,000	518,575
Lease RB Series 2013F	3.00%	09/01/17	750,000	785,317
Lease RB Series 2013G	5.00%	09/01/16	500,000	523,510
Lease RB Series 2013G	5.00%	09/01/17	600,000	652,068
Lease RB Series 2013I	5.00%	11/01/19	1,250,000	1,444,287
Lease RB Series 2013I	5.00%	11/01/20	1,335,000	1,570,040
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,219,700
Lease Refunding RB Series 2012C	5.00%	06/01/18	1,500,000	1,668,675
Lease Refunding RB Series 2014G	5.00%	01/01/20 (f)	5,000,000	5,776,950
California Statewide Communities Development Auth
RB (Cottage Health) Series 2010	5.00%	11/01/17	325,000	352,921
RB (Cottage Health) Series 2010	5.00%	11/01/18	350,000	390,520
RB (Cottage Health) Series 2015	4.00%	11/01/18	100,000	108,949
RB (Cottage Health) Series 2015	4.00%	11/01/19	200,000	221,440
RB (Cottage Health) Series 2015	5.00%	11/01/20	100,000	116,548
RB (Kaiser Permanente) Series 2009A	4.63%	04/01/19	100,000	111,455
RB (St. Joseph Health) Series 2000	4.50%	07/01/18	2,460,000	2,599,999
RB (Sutter Health) Series 2011A	6.00%	08/15/42 (b)	875,000	1,034,967
RB (The Redwoods) Series 2013	3.00%	11/15/16 (a)	200,000	205,984
RB (The Redwoods) Series 2013	3.00%	11/15/17 (a)	325,000	339,960
RB (The Redwoods) Series 2013	4.00%	11/15/19 (a)	150,000	165,776
RB (The Redwoods) Series 2013	4.00%	11/15/20 (a)	125,000	139,223
RB (The Redwoods) Series 2013	5.00%	11/15/23 (a)	130,000	156,970
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/21	300,000	345,774
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/24 (b)	440,000	498,656
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/20	600,000	691,344
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/21	550,000	636,647
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/22	400,000	466,004
Sr Living Health Facility RB (LA Jewish Home for the Aging) Series 2014C	2.50%	08/01/20 (a)(b)	3,500,000	3,545,990
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36 (b)	1,400,000	1,716,092
Centralia SD
GO Refunding Bonds Series 2012	4.00%	08/01/21	100,000	112,934
GO Refunding Bonds Series 2012	4.00%	08/01/24 (b)	75,000	84,411
Citrus Heights Water District
Revenue Refunding COP Series 2010	4.00%	10/01/20	120,000	134,146
Clovis
Wastewater Refunding RB Series 2013	5.00%	08/01/22	515,000	606,145
Compton CCD
GO Refunding Bonds Series 2014	5.00%	07/01/28 (b)	3,695,000	4,275,448
Contra Costa CCD
GO Bonds Series 2014A	3.00%	08/01/23	800,000	854,320
GO Bonds Series 2014A	4.00%	08/01/26 (b)	350,000	388,868
GO Refunding Bonds Series 2011	5.00%	08/01/22 (b)	975,000	1,147,214
Contra Costa Water District, CA
Water Refunding Revenue Notes Series D	3.00%	10/01/19 (b)(e)	1,500,000	1,594,440
Cotati-Rohnert Park USD
GO Refunding Bonds Series 2014A	5.00%	08/01/26 (b)	765,000	901,820
GO Refunding Bonds Series 2014B	5.00%	08/01/22	915,000	1,085,044
GO Refunding Bonds Series 2014B	5.00%	08/01/23	2,105,000	2,513,075
Cupertino Union SD
GO Refunding Bonds Series 2011A	5.00%	08/01/23 (b)	190,000	225,120
GO Refunding Bonds Series 2011A	5.00%	08/01/24 (b)	285,000	335,761
GO Refunding Bonds Series 2011A	5.00%	08/01/26 (b)	50,000	58,283
36    See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
El Camino CCD
GO Bonds Series 2012C	0.00%	08/01/22 (c)	1,530,000	1,309,221
El Dorado Irrigation District
Refunding RB Series 2014A	4.00%	03/01/17	750,000	789,112
Refunding RB Series 2014A	5.00%	03/01/19	85,000	96,207
Refunding RB Series 2014A	5.00%	03/01/34 (b)	750,000	844,425
Elk Grove Finance Auth
Special Tax RB Series 2015	4.00%	09/01/20	575,000	634,639
Special Tax RB Series 2015	5.00%	09/01/21	450,000	522,468
Special Tax RB Series 2015	5.00%	09/01/22	450,000	525,181
Special Tax RB Series 2015	5.00%	09/01/23	775,000	910,803
Emeryville Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/19	1,000,000	1,145,430
Foothill-Eastern Transportation Corridor Agency
Toll Road RB Series 1995A	0.00%	01/01/18 (c)(d)	5,000,000	4,906,000
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/40 (b)(c)	1,000,000	262,420
GO Refunding Bonds Series 2014	4.00%	08/01/21	125,000	140,363
GO Refunding Bonds Series 2014	5.00%	08/01/22	800,000	953,784
GO Refunding Bonds Series 2014	5.00%	08/01/23	900,000	1,080,963
Fresno
Airport Refunding RB Series 2013A	4.00%	07/01/20	300,000	326,931
Airport Refunding RB Series 2013A	5.00%	07/01/22	350,000	403,463
Garden Grove USD
GO Bonds Series C	5.00%	08/01/27 (b)	470,000	549,162
GO Bonds Series C	5.00%	08/01/28 (b)	400,000	464,452
Glendale Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2013	4.00%	12/01/19	900,000	994,500
Sub Tax Allocation Refunding Bonds Series 2013	5.00%	12/01/21	1,250,000	1,469,900
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	2,059,831
Goleta Water District
Refunding Revenue COP Series 2014A	5.00%	12/01/19	250,000	288,735
Refunding Revenue COP Series 2014A	5.00%	12/01/21	340,000	403,053
Refunding Revenue COP Series 2014A	5.00%	12/01/22	375,000	450,116
Refunding Revenue COP Series 2014A	5.00%	12/01/24 (b)	1,000,000	1,199,090
Healdsburg
Wastewater Refunding RB Series 2015A	3.00%	10/01/18	940,000	995,460
Wastewater Refunding RB Series 2015A	4.00%	10/01/19	975,000	1,076,068
Wastewater Refunding RB Series 2015A	4.00%	10/01/20	1,015,000	1,132,801
Wastewater Refunding RB Series 2015A	4.00%	10/01/22	1,095,000	1,228,382
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome) Series 2010	5.25%	08/01/30 (b)	1,000,000	1,131,910
Healdsburg School Facilities Financing Auth
GO RB Series 2014	5.00%	07/15/22	100,000	118,609
GO RB Series 2014	5.00%	07/15/24	150,000	181,161
GO RB Series 2014	4.00%	07/15/39 (b)	1,625,000	1,649,229
Imperial Irrigation District
Electric System Refunding RB Series 2011C	5.00%	11/01/15	365,000	367,971
Electric System Refunding RB Series 2011C	5.00%	11/01/18	425,000	477,942
Electric System Refunding RB Series 2011D	5.00%	11/01/19	720,000	827,676
Electric System Refunding RB Series 2011D	5.00%	11/01/20	750,000	877,147
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	1,075,000	1,272,467
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (b)	1,000,000	1,181,470
Inglewood USD
GO Bonds Series A	5.00%	08/01/16	150,000	156,330
GO Bonds Series A	5.00%	08/01/17	155,000	165,794
GO Bonds Series A	6.25%	08/01/37 (b)	2,110,000	2,522,632
Irvine
Limited Obligation Improvement Bonds (Reassessment District No. 15-1)	4.00%	09/02/17	355,000	376,534
Limited Obligation Improvement Bonds (Reassessment District No. 15-1)	4.00%	09/02/18	1,600,000	1,728,736
Limited Obligation Improvement Bonds (Reassessment District No. 15-1)	4.00%	09/02/20	940,000	1,039,405
See financial notes    37

Schwab California Tax-Free Bond Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/19	475,000	535,881
Special Tax RB Series 2014A	5.00%	09/01/20	550,000	629,816
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/17	1,460,000	1,572,931
Refunding COP 2011 Series A	5.00%	11/01/18	1,235,000	1,364,107
Lodi Public Financing Auth
Wastewater Refunding RB Series 2012A	4.00%	10/01/16	300,000	311,562
Wastewater Refunding RB Series 2012A	4.00%	10/01/19	450,000	491,585
Wastewater Refunding RB Series 2012A	4.00%	10/01/20	450,000	495,117
Wastewater Refunding RB Series 2012A	4.00%	10/01/21	725,000	794,368
Long Beach
RB (Alamitos Bay Marina) Series 2015	5.00%	05/15/31 (b)	445,000	489,883
RB (Alamitos Bay Marina) Series 2015	5.00%	05/15/33 (b)	1,100,000	1,200,650
RB (Alamitos Bay Marina) Series 2015	5.00%	05/15/34 (b)	745,000	810,016
Long Beach CCD
GO Refunding Bonds Series 2015F	5.00%	06/01/25	925,000	1,139,507
Los Angeles
Judgment Obligation Bonds Series 2010A	5.00%	06/01/20 (f)	4,950,000	5,704,083
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/18	150,000	163,058
Wastewater System Sub Refunding RB Series 2012B	5.00%	06/01/20	500,000	584,960
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/22	440,000	499,642
Los Angeles CCD
GO Bonds Series 2009A	6.00%	08/01/33 (b)	1,545,000	1,841,068
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate Redevelopment) Series 2014A	4.00%	09/01/18	830,000	904,003
Tax Allocation Refunding RB (South Gate Redevelopment) Series 2014A	5.00%	09/01/24	1,390,000	1,685,125
Los Angeles Cnty Regional Financing Auth
RB (MonteCedro) Series 2014B1	3.00%	11/15/21 (a)(b)	750,000	754,800
RB (MonteCedro) Series 2014B3	2.50%	11/15/20 (a)(b)	750,000	753,990
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District No. 14) Series 2015A	5.00%	10/01/31 (b)	4,530,000	5,291,719
Los Angeles Community Facilities District No. 4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/22	750,000	873,202
Special Tax Refunding Bonds Series 2014	5.00%	09/01/23	1,000,000	1,175,230
Special Tax Refunding Bonds Series 2014	5.00%	09/01/24	1,250,000	1,480,525
Los Angeles Dept of Airports
Sub RB Series 2010B	5.00%	05/15/21 (b)	30,000	34,913
Los Angeles Dept of Water & Power
Power System RB Series 2011A	4.00%	07/01/16	515,000	531,593
Power System RB Series 2011A	5.00%	07/01/18	3,380,000	3,771,810
Power System RB Series 2012A	5.00%	07/01/29 (b)	675,000	775,804
Power System RB Series 2014B	5.00%	07/01/23	480,000	582,571
Los Angeles Harbor Dept
RB Series 2014C	5.00%	08/01/31 (b)	1,450,000	1,692,672
Refunding RB Series 2011B	5.00%	08/01/24 (b)	1,000,000	1,192,080
Los Angeles Municipal Improvement Corp
Lease RB Series 2014A	5.00%	05/01/29 (b)	400,000	463,616
Lease RB Series 2014A	5.00%	05/01/30 (b)	750,000	864,937
Lease RB Series 2014A	5.00%	05/01/31 (b)	1,100,000	1,263,141
Lease RB Series 2014A	5.00%	05/01/32 (b)	2,785,000	3,182,085
Lease Refunding RB Series 2014B	5.00%	05/01/31 (b)	500,000	574,155
Los Angeles USD
Refunding COP Series 2012A	5.00%	10/01/20	2,150,000	2,507,480
Los Gatos
COP 2010	5.00%	08/01/21 (b)	500,000	564,635
M-S-R Public Power Agency
Sub Lien RB Series 2008L	5.00%	07/01/16	180,000	186,926
Sub Lien RB Series 2008L	5.00%	07/01/17	855,000	921,519
Madera Irrigation District, CA
Water Refunding RB Series 2015	5.00%	09/01/28 (b)(e)	2,205,000	2,537,602
Water Refunding RB Series 2015	5.00%	09/01/29 (b)(e)	650,000	726,700
Water Refunding RB Series 2015	5.00%	09/01/30 (b)(e)	1,000,000	1,095,190
38    See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Malibu
COP Series 2009A	4.00%	07/01/17	100,000	105,061
COP Series 2009A	4.00%	07/01/18	75,000	79,966
COP Series 2009A	5.00%	07/01/20 (b)	75,000	83,481
Modesto Irrigation District
Electric System Refunding RB Series 2012A	5.00%	07/01/16	200,000	208,160
Electric System Refunding RB Series 2012A	5.00%	07/01/17	100,000	108,201
Electric System Refunding RB Series 2012A	5.00%	07/01/19	200,000	229,360
Moraga
COP 2013	4.00%	04/01/18	120,000	128,824
COP 2013	4.00%	04/01/25 (b)	145,000	163,976
COP 2013	5.00%	04/01/26 (b)	310,000	368,237
COP 2013	5.00%	04/01/27 (b)	430,000	505,216
Moreno Valley Public Financing Auth
Lease Refunding RB Series 2013	5.00%	11/01/18	1,100,000	1,228,007
Lease Refunding RB Series 2013	5.00%	11/01/22	810,000	957,703
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/19	420,000	477,133
RB Series 2011A	5.00%	08/01/20	200,000	231,676
RB Series 2011A	5.00%	08/01/21	550,000	643,368
RB Series 2011A	5.75%	08/01/40 (b)	700,000	828,716
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21	2,100,000	2,476,740
Novato Successor Redevelopment Agency
Tax Allocation Bonds (Hamilton Field) Series 2011	6.75%	09/01/40 (b)	1,000,000	1,202,690
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (b)	1,520,000	1,763,945
Sewer Refunding RB Series 2014A	4.00%	06/15/17	650,000	689,734
Sewer Refunding RB Series 2014A	5.00%	06/15/27 (b)	1,000,000	1,185,490
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/15	2,000,000	2,000,000
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	4.00%	09/01/18	500,000	540,970
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/19	3,050,000	3,465,410
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/20	2,000,000	2,314,700
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/22	500,000	571,855
GO Bonds Series 2015A	5.00%	08/01/23	700,000	804,237
GO Bonds Series 2015A	5.00%	08/01/24	600,000	692,538
GO Bonds Series 2015A	5.00%	08/01/25	650,000	749,781
Oceanside Successor Redevelopment Agency, CA Tax Allocation Refunding Bonds Series 2015A
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23 (e)	655,000	783,197
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/24 (e)	600,000	720,210
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/25 (e)	225,000	271,620
Orange Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/21	550,000	639,694
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/22	400,000	470,208
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/23	1,000,000	1,172,560
Wastewater Refunding RB Series 2014	5.00%	06/01/24	1,750,000	2,070,232
Wastewater Refunding RB Series 2014	5.00%	06/01/28 (b)	1,000,000	1,146,170
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (b)	1,365,000	1,552,428
GO Bonds Series D	5.00%	08/01/32 (b)	1,490,000	1,683,864
GO Bonds Series D	5.00%	08/01/33 (b)	1,685,000	1,895,187
Palo Alto
Limited Obligation Refunding Bonds Series 2012	5.00%	09/02/27 (b)	440,000	484,783
Limited Obligation Refunding Bonds Series 2012	5.00%	09/02/30 (b)	240,000	259,709
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23 (d)	720,000	894,002
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	4.00%	09/01/17	920,000	982,082
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/19	1,370,000	1,572,705
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/20	1,175,000	1,374,221
Riverside CCD
GO Bonds Series 2015E	0.00%	08/01/29 (b)(c)	735,000	415,613
See financial notes    39

Schwab California Tax-Free Bond Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2013A	5.00%	06/01/18	800,000	891,512
Limited Sales Tax RB Series 2013A	5.25%	06/01/24 (b)	710,000	877,943
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District No. 1) Series 2013	5.00%	10/01/27 (b)	300,000	347,031
RB (Marin Cnty Sanitary District No. 1) Series 2013	5.00%	10/01/43 (b)	1,000,000	1,112,230
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31 (b)	1,000,000	1,155,180
Sacramento City Financing Auth
Lease Refunding RB Series 2013A	4.00%	05/01/16	1,000,000	1,025,210
Lease Refunding RB Series 2013A	4.00%	05/01/18	4,000,000	4,322,680
Sacramento City USD
GO Refunding Bonds 2015	5.00%	07/01/18	310,000	345,659
San Diego CCD
GO Bonds Series 2011	5.00%	08/01/36 (b)	1,800,000	2,061,054
San Diego Cnty Regional Airport Auth
Sr Airport RB Series 2013A	5.00%	07/01/23	225,000	269,744
Sr Airport RB Series 2013A	5.00%	07/01/24 (b)	200,000	238,108
San Diego Convention Center Expansion Financing Auth
Lease Refunding RB Series 2012A	4.00%	04/15/17	575,000	604,848
Lease Refunding RB Series 2012A	4.00%	04/15/18	1,000,000	1,071,320
Lease Refunding RB Series 2012A	5.00%	04/15/19	1,000,000	1,123,300
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	4.25%	03/01/20	900,000	994,104
Lease Refunding RB Series 2010A	5.00%	09/01/20	745,000	859,261
Sr Sewer Refunding RB Series 2015	5.00%	05/15/25 (e)	2,000,000	2,447,160
San Diego Regional Building Auth
Lease RB Series 2009A	4.00%	02/01/16	415,000	421,287
Lease RB Series 2009A	4.00%	02/01/17	840,000	879,623
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/22	300,000	353,364
Refunding RB Series 2013A	5.00%	09/01/23	550,000	654,109
Refunding RB Series 2013A	5.00%	09/01/25 (b)	1,500,000	1,754,955
San Diego USD
GO Refunding Bonds Series 2005C2	5.50%	07/01/21	1,790,000	2,174,009
GO Refunding Bonds Series R4	5.00%	07/01/25	1,270,000	1,573,378
San Francisco
COP Series 2009A	5.00%	04/01/21 (b)	3,325,000	3,722,138
San Francisco Airport Commission
Refunding RB Series 2011B	5.50%	05/01/21	750,000	901,860
Refunding RB Series 2012A	5.00%	05/01/26 (b)	340,000	400,959
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B	5.00%	08/01/35 (b)	2,565,000	2,758,144
San Francisco Municipal Transportation Agency
RB Series 2014	5.00%	03/01/25 (b)	500,000	603,925
San Francisco Public Utilities Commission
Water RB Series 2010F	4.00%	11/01/19	2,535,000	2,826,221
Water RB Series 2011A	5.00%	11/01/20	2,360,000	2,794,429
San Francisco Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/23	415,000	496,776
Sub Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (b)	350,000	416,644
Sub Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/26 (b)	365,000	428,703
Sub Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/27 (b)	390,000	453,964
Sub Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (b)	405,000	466,953
Sub Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (b)	430,000	491,770
San Gorgonio Memorial Healthcare District
GO Refunding Bonds Series 2014	4.00%	08/01/19	1,000,000	1,092,470
GO Refunding Bonds Series 2014	5.00%	08/01/21	275,000	317,853
GO Refunding Bonds Series 2014	5.00%	08/01/22	500,000	581,380
San Joaquin Cnty
Solid Waste System Refunding Revenue COP 2014	3.00%	04/01/17	150,000	154,569
Solid Waste System Refunding Revenue COP 2014	4.00%	04/01/19	225,000	242,834
Solid Waste System Refunding Revenue COP 2014	4.00%	04/01/20	350,000	381,311
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/21	350,000	399,994
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/22	350,000	401,496
40    See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
San Jose
Airport RB Series 2011A2	5.00%	03/01/19	210,000	236,815
Airport Refunding RB Series 2014C	5.00%	03/01/30 (b)	1,690,000	1,933,766
San Luis Obispo Cnty CCD
GO Bonds Series 2014A	5.00%	08/01/27 (b)	435,000	527,042
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB Series 2008A	4.00%	07/15/17	125,000	133,120
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	4.00%	09/01/17	1,840,000	1,966,187
GO Refunding Bonds Series 2012	4.00%	09/01/19	1,960,000	2,180,696
San Ramon Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	02/01/38 (b)	2,000,000	2,220,200
Santa Clara Cnty Financing Auth
RB (El Camino Hospital) Series 2007A	5.00%	02/01/17	230,000	244,899
RB (El Camino Hospital) Series 2007B	5.00%	02/01/17	115,000	122,450
RB (El Camino Hospital) Series 2007C	5.00%	02/01/17	300,000	319,434
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	5.00%	08/01/21	125,000	145,991
Lease RB Series 2014	5.00%	08/01/22	165,000	195,033
Lease RB Series 2014	3.00%	08/01/23	140,000	145,544
Lease RB Series 2014	3.00%	08/01/24	175,000	180,584
Lease RB Series 2014	5.00%	08/01/25 (b)	175,000	207,492
Lease RB Series 2014	5.00%	08/01/26 (b)	165,000	193,086
Lease RB Series 2014	5.00%	08/01/27 (b)	320,000	371,120
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Bonds Series 2009A	7.00%	09/01/36 (b)	900,000	1,054,872
Santa Maria-Bonita SD
COP Series 2013	2.00%	06/01/16	200,000	201,882
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/30 (b)	2,320,000	2,674,078
Santa Monica Successor Redevelopment Agency
Tax Allocation Bonds Series 2011	5.88%	07/01/36 (b)	895,000	1,063,591
Santa Monica-Malibu USD
GO Bonds Series B	5.00%	08/01/17	115,000	124,735
GO Bonds Series B	5.00%	08/01/19	75,000	86,395
Sausalito Marin City SD
GO Refunding Bonds 2015	5.00%	08/01/26 (b)	220,000	268,543
GO Refunding Bonds 2015	5.00%	08/01/27 (b)	260,000	315,013
Scotts Valley USD
GO Bonds Series 2014A	4.00%	08/01/24	100,000	113,453
Sequoia UHSD
GO Refunding Bonds 2014	5.00%	07/01/23	1,160,000	1,418,216
Sonoma-Marin Area Rail Transit District
Sales Tax RB Series 2011A	5.00%	03/01/18	500,000	552,105
Sales Tax RB Series 2011A	5.00%	03/01/20	500,000	580,815
South Orange Cnty Public Financing Auth
Facility Lease Refunding RB Series 2012	4.00%	06/01/16	1,400,000	1,438,864
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21 (f)	4,505,000	5,263,777
Water Refunding RB Series 2014G2	3.00%	07/01/37 (b)	1,500,000	1,560,630
Southern California Public Power Auth
RB (Windy Point/Windy Flats) Series 2010-1	5.00%	07/01/25 (b)	2,375,000	2,764,737
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/20	585,000	655,124
Water System Refunding RB Series 2015	4.00%	11/15/21	605,000	678,846
Water System Refunding RB Series 2015	4.00%	11/15/22	630,000	710,602
Water System Refunding RB Series 2015	4.00%	11/15/23	655,000	738,866
Water System Refunding RB Series 2015	4.00%	11/15/24	680,000	767,652
Water System Refunding RB Series 2015	4.00%	11/15/25	710,000	796,812
Tustin USD
GO Bonds Series B	6.00%	08/01/36 (b)	950,000	1,168,329
Univ of California
General RB Series 2009Q	5.25%	05/15/26 (b)	3,980,000	4,339,474
General RB Series 2011AB	3.00%	05/15/18	565,000	598,521
Limited RB Series 2012G	5.00%	05/15/42 (b)	3,000,000	3,369,630
See financial notes    41

Schwab California Tax-Free Bond Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Medical Center Pooled RB Series 2013J	3.00%	05/15/16	100,000	102,022
Medical Center Pooled RB Series 2013J	4.00%	05/15/17	150,000	159,041
Medical Center Pooled RB Series 2013J	5.00%	05/15/18	100,000	111,335
Medical Center Pooled RB Series 2013J	5.00%	05/15/19	100,000	114,320
Medical Center Pooled RB Series 2013J	4.00%	05/15/20	250,000	280,783
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19	915,000	1,016,025
COP (San Antonio Community Hospital) Series 2011	5.75%	01/01/21	1,890,000	2,192,287
COP (San Antonio Community Hospital) Series 2011	6.38%	01/01/32 (b)	1,875,000	2,169,131
West Kern Water District
Revenue COP Series 2011	4.00%	06/01/18	70,000	75,023
Revenue COP Series 2011	5.00%	06/01/20	275,000	314,883
Whittier
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/16	2,100,000	2,165,667
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/17	2,050,000	2,184,767
Woodland Finance Auth
Water RB Series 2011	3.85%	03/01/18	145,000	154,131
Water RB Series 2011	4.15%	03/01/19	130,000	141,458
Water RB Series 2011	4.65%	03/01/21	115,000	130,451
				401,046,442
GUAM 0.3%
Guam Power Auth
RB Series 2014A	5.00%	10/01/28 (b)	1,245,000	1,388,175
Total Fixed-Rate Obligations
(Cost $384,504,333)				402,434,617

Variable-Rate Obligations 6.9% of net assets
CALIFORNIA 6.9%
Bay Area Toll Auth
Toll Bridge RB Series 2006C1	0.92%	04/01/45 (b)	5,000,000	4,902,400
Toll Bridge RB Series 2007A1	0.72%	04/01/47 (b)	1,000,000	995,680
California
GO Bonds Series 2004B1	0.01%	05/01/34 (a)(b)	1,000,000	1,000,000
GO Bonds Series 2013C	0.57%	12/01/28 (b)	2,400,000	2,401,536
GO Refunding Bonds 2012B	0.92%	05/01/18 (b)	1,000,000	1,009,300
GO Refunding Bonds 2012B	1.17%	05/01/20 (b)	1,000,000	1,022,710
California Health Facilities Financing Auth
RB (Scripps Health) Series 2008B	0.01%	10/01/31 (a)(b)	3,400,000	3,400,000
California Infrastructure & Economic Development Bank
Refunding RB (PG&E) Series 2009B	0.01%	11/01/26 (a)(b)	2,500,000	2,500,000
California Statewide Communities Development Auth
RB (John Muir Health) Series 2008C	0.01%	08/15/27 (a)(b)	2,100,000	2,100,000
RB (Kaiser Permanente) Series 2012B	0.97%	04/01/52 (b)	2,620,000	2,626,367
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2008A	0.01%	04/01/38 (a)(b)	4,100,000	4,100,000
San Francisco Airport Commission
Refunding RB Second Series 36B	0.01%	05/01/26 (a)(b)	1,130,000	1,130,000
Southern California Public Power Auth
Refunding RB (Magnolia Power) Series 2009-2	0.01%	07/01/36 (a)(b)	1,600,000	1,600,000
Total Variable-Rate Obligations
(Cost $28,831,632)				28,787,993

End of Investments.

42    See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings continued

At 08/31/15, the tax basis cost of the fund's investments was $413,333,560 and the unrealized appreciation and depreciation were $18,090,003 and ($200,953), respectively, with a net unrealized appreciation of $17,889,050.
(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Zero coupon bond.
(d)	Refunded bond.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.

CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
S/F —	Single-family
UHSD —	Union high school district
USD —	Unified school district

The following is a summary of the inputs used to value the fund's investments as of August 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed-Rate Obligations[1]	$—	$402,434,617	$—	$402,434,617
Variable-Rate Obligations[1]	—	28,787,993	—	28,787,993
Total	$—	$431,222,610	$—	$431,222,610
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2015.
See financial notes    43

Schwab California Tax-Free Bond Fund
Statement of
Assets and Liabilities
As of August 31, 2015
Assets
Investments, at value (cost $413,335,965)		$431,222,610
Receivables:
Interest		4,496,262
Fund shares sold		174,265
Prepaid expenses	+	7,647
Total assets		435,900,784
Liabilities
Payables:
Investments bought - Delayed-delivery		13,040,705
Investment adviser and administrator fees		14,715
Shareholder service fees		19,524
Due to custodian		1,031,172
Distributions to shareholders		288,780
Fund shares redeemed		133,253
Accrued expenses	+	65,309
Total liabilities		14,593,458
Net Assets
Total assets		435,900,784
Total liabilities	–	14,593,458
Net assets		$421,307,326
Net Assets by Source
Capital received from investors		401,367,891
Distributions in excess of net investment income		(511)
Net realized capital gains		2,053,301
Net unrealized capital appreciation		17,886,645

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$421,307,326		35,184,792		$11.97

44    See financial notes

Schwab California Tax-Free Bond Fund
Statement of
Operations
For the period September 1, 2014 through August 31, 2015
Investment Income
Interest		$11,756,264
Expenses
Investment adviser and administrator fees		1,288,023
Shareholder service fees		1,038,200
Portfolio accounting fees		90,934
Professional fees		74,152
Transfer agent fees		25,125
Shareholder reports		17,286
Independent trustees' fees		11,637
Custodian fees		10,500
Registration fees		4,896
Interest expense		293
Other expenses	+	1,535
Total expenses		2,562,581
Expense reduction by CSIM and its affiliates	–	458,517
Net expenses	–	2,104,064
Net investment income		9,652,200
Realized and Unrealized Gains (Losses)
Net realized gains on investments		5,971,287
Net change in unrealized appreciation (depreciation) on investments	+	(6,086,551)
Net realized and unrealized losses		(115,264)
Increase in net assets resulting from operations		$9,536,936
See financial notes    45

Schwab California Tax-Free Bond Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	9/1/14-8/31/15		9/1/13-8/31/14
Net investment income		$9,652,200	$9,979,435
Net realized gains		5,971,287	4,154,385
Net change in unrealized appreciation (depreciation)	+	(6,086,551)	19,419,900
Increase in net assets from operations		9,536,936	33,553,720
Distributions to Shareholders
Distributions from net investment income		(9,526,557)	(9,975,616)
Distributions from net realized gains	+	(7,726,283)	—
Total distributions		($17,252,840)	($9,975,616)

Transactions in Fund Shares
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,642,454	$68,100,068	7,233,411	$85,947,435
Shares reinvested		873,395	10,528,639	498,084	5,933,803
Shares redeemed	+	(6,246,970)	(75,210,028)	(7,158,052)	(84,584,975)
Net transactions in fund shares		268,879	$3,418,679	573,443	$7,296,263
Shares Outstanding and Net Assets
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		34,915,913	$425,604,551	34,342,470	$394,730,184
Total increase (decrease)	+	268,879	(4,297,225)	573,443	30,874,367
End of period		35,184,792	$421,307,326	34,915,913	$425,604,551
Distributions in excess of net investment income			($511)		($511)
46    See financial notes

Schwab Tax-Free Bond Funds
Financial Notes
1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Investments (organized October 26, 1990)	Schwab Total Bond Market Fund
Schwab Tax-Free Bond Fund	Schwab GNMA Fund
Schwab California Tax-Free Bond Fund	Schwab Treasury Inflation Protected Securities Index Fund
Schwab Short-Term Bond Market Fund	Schwab 1000 Index Fund
Schwab Intermediate-Term Bond Fund	Schwab Global Real Estate Fund

Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for
47

Schwab Tax-Free Bond Funds
Financial Notes (continued)
2. Significant Accounting Policies (continued):
identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of August 31, 2015 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
48

Schwab Tax-Free Bond Funds
Financial Notes (continued)
2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
The funds invest primarily in investment-grade municipal bond securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:
Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of a shareholder's investment in the funds will fluctuate, which means that the shareholder could lose money.
Investment Style Risk. The funds are not designed to offer substantial capital appreciation. In exchange for its goal of capital preservation, a fund may offer lower long-term performance than stock investments or certain other types of bond investments. The funds’ emphasis on quality and preservation of capital also could cause it to underperform certain other types of bond investments, particularly those that take greater maturity and credit risks. At the same time, some of the funds’ investments may have greater risks than securities in taxable bond funds.
Interest Rate Risk. The funds’ investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, the fund’s yield and total return also may be low. Changes in interest rates also may affect the fund's share price: a rise in interest rates could cause the fund's share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank's monetary policy or improving economic conditions may result in an
49

Schwab Tax-Free Bond Funds
Financial Notes (continued)
3. Risk Factors (continued):
increase in interest rates. Rising interest rates may decrease liquidity in the fixed income securities markets, making it more difficult for a fund to sell its fixed income investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund's fixed income securities holdings.
Credit Risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
Liquidity Risk. A particular investment may be difficult to purchase or sell. The funds may be unable to sell illiquid securities at an advantageous time or price.
High Yield Risk. High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the funds may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Leverage Risk. Certain fund transactions, such as derivatives, may give rise to a form of leverage and may expose the funds to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund's portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Prepayment and Extension Risk. The funds' investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the funds to hold securities paying lower-than-market rates of interest, which could hurt the funds' yield or share price.
Municipal Securities Risk. The funds primarily invest in municipal securities whose interest, in the opinion of the issuers’ counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the funds guarantee that this opinion is correct, and there is no assurance that the Internal Revenue Service (IRS) will agree with such counsel’s opinion. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could be taxable. To the extent that a fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. In addition, many municipal securities are issued to finance specific projects (especially those relating to education, health care, transportation and utilities) and conditions in those sectors can affect the overall municipal market. National governmental actions, such as the elimination of tax-exempt status, or the reduction of financial support to municipalities, also could affect performance. Municipalities continue to experience difficulties in the current economic and political environment.
Derivatives Risk. The funds' use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause a fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the funds. However, these risks are less severe when the funds use derivatives for hedging rather than to enhance the funds' returns or as a substitute for a position or security.
Management Risk. As actively managed mutual funds, the funds are subject to the risk that their investment adviser will make poor security selections. The funds’ investment adviser applies its own investment techniques and risk analyses in making investment decisions for each fund, but there can be no guarantee that they will produce the desired results.
California State-Specific Risk. Because the Schwab California Tax-Free Bond Fund concentrates its investments in California municipal securities, the fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal.
Taxable Investments. A fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax and, in addition, with respect to any temporary defensive investments by the fund, in securities whose interest is subject to the AMT. These investments could generate taxable income for shareholders.
Lack of Governmental Insurance or Guarantee. An investment in the funds is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
50

Schwab Tax-Free Bond Funds
Financial Notes (continued)
3. Risk Factors (continued):
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Average Daily Net Assets	Schwab Tax-Free Bond Fund	Schwab California Tax-Free Bond Fund
First $500 million	0.30%	0.30%
Over $500 million	0.22%	0.22%
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) to 0.49%.
The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2015, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab Tax-Free Bond Fund	$3,362,040
Schwab California Tax-Free Bond Fund	—
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these
51

Schwab Tax-Free Bond Funds
Financial Notes (continued)
5. Board of Trustees (continued):
limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on a fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
The funds have access to custodian overdraft facilities. During the period, the funds also had access to a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.
There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred an interest expense, which is disclosed on a fund's Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
Effective October 8, 2015, the existing lines of credit were terminated and the funds became participants in a syndicated, committed line of credit of $530 million with State Street, as agent.
7. Purchases and Sales/Maturities of Investment Securities:
For the period ended August 31, 2015, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab Tax-Free Bond Fund	$632,312,551	$595,344,918
Schwab California Tax-Free Bond Fund	361,412,651	335,506,052
8. Federal Income Taxes:
As of August 31, 2015, the components of distributable earnings on a tax-basis were as follows:
	Schwab Tax-Free Bond Fund	Schwab California Tax-Free Bond Fund
Undistributed tax-exempt income	$475,125	$288,269
Undistributed ordinary income	1,870,606	747,284
Undistributed long-term capital gains	479,644	1,303,615
Unrealized appreciation	22,388,014	18,090,003
Unrealized depreciation	(208,415)	(200,953)
Net unrealized appreciation/(depreciation)	$22,179,599	$17,889,050
Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of amortization of bond discounts and premiums.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2015, the funds had no capital loss carryforwards.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2015, the funds had no capital losses deferred and no capital loss carryforwards utilized.
52

Schwab Tax-Free Bond Funds
Financial Notes (continued)
8. Federal Income Taxes (continued):
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab Tax-Free Bond Fund	Schwab California Tax-Free Bond Fund
Current Period Distributions
Tax-exempt income	$14,341,014	$9,526,557
Ordinary income	2,142,246	1,986,155
Long-term capital gains	4,150,268	5,740,128
Prior Period Distributions
Tax-exempt income	$14,100,227	$9,975,616
Long-term capital gains	—	—
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of August 31, 2015, the funds made the following reclassifications:
	Schwab Tax-Free Bond Fund	Schwab California Tax-Free Bond Fund
Capital shares	$—	$—
Undistributed net investment income	(4,764)	(125,643)
Net realized capital gains and losses	4,764	125,643
As of August 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2015, the funds did not incur any interest or penalties.
9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
53

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of:
Schwab Tax-Free Bond Fund
Schwab California Tax-Free Bond Fund
In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund (two of the funds constituting Schwab Investments, hereafter referred to as the “Funds”) at August 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
October 16, 2015
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Other Federal Tax Information (unaudited)
Under Section 852 (b)(5) of the Internal Revenue Code (and Section 17145 of the California Revenue and Taxation Code with respect to the Schwab California Tax-Free Bond Fund), the funds designate the following percentage of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended August 31, 2015.
Percentage
Schwab Tax-Free Bond Fund	100.0%
Schwab California Tax-Free Bond Fund	100.0%
Under Section 852 (b)(3)(C) of the Internal Revenue Code, certain funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended August 31, 2015:
Schwab Tax-Free Bond Fund	$4,150,268
Schwab California Tax-Free Bond Fund	5,740,128
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Investments (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (the Agreement) with respect to existing funds in the Trust, including Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 29, 2015, and June 1, 2015, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 1, 2015. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered information provided by CSIM relating to each Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services, and channel alternatives such as investment and research tools, Internet access, and an array of account features that benefit the Funds and certain of their shareholders.
The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered Fund performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate
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indices/benchmarks, in light of total return, yield, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of such Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to each Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to such Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the existing contractual investment advisory fee schedules relating to the Funds that, in each case, include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers
The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	74	Director, Gilead Sciences, Inc. (2005 – present)
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	95	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)
Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director, Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).
George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds
Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab and Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds or Laudus Funds to retire from all Boards upon their required retirement date from either Board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.
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Glossary
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
average rate  The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.
Barclays 7-Year Municipal Bond Index  An index that includes the 7-Year (6 – 8) component of the Barclays Capital General Municipal Bond Index.
Barclays California Exempt Municipal Bond Index  An index that is the California component of the Barclays Municipal Bond Index.
Barclays Municipal Bond Index  An index that covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
certificate of participation  A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. See chart below.
credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
discount rate  The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

Credit Ratings
Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.
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duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
general obligation bonds  Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.
interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity-enhanced security  A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.
market risk  Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”
maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The average portfolio maturity of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
muni, municipal bonds, municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
refunded bond  A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue bonds  Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.
S&P California AMT-Free Municipal Bond Index  A broad, comprehensive market value-weighted index designed to measure the performance of investment-grade tax-exempt bonds issues within California.
S&P National AMT-Free Municipal Bond Index  A broad, comprehensive market value-weighted index designed to measure the performance of the investment-grade tax-exempt U.S. municipal bond market.
section 4(2)/144A securities  Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
taxable-equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0%
(4.5% ÷ [1 – 0.25%] = 6.0%).
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.
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PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•  APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•  TRANSACTION AND EXPERIENCE INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•  when we use other companies to provide services for us, such as printing and mailing your account statements;
•  when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2015 Schwab Funds. All rights reserved.
63

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2015 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13656-18
00153417

Item 2: Code of Ethics.

(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kiran Patel, John Cogan, and David Mahoney, each currently serving on its audit committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Patel, Mr. Cogan, and Mr. Mahoney as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of nine series. Seven series have a fiscal year-end of August 31, whose annual financial statements are reported in Item 1, and one series has a fiscal year-end of October 31 and one series has a fiscal year-end of February 28. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the eleven series, based on their respective 2015 and 2014 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Fiscal Year 2015	Fiscal Year 2014	Fiscal Year 2015	Fiscal Year 2014	Fiscal Year 2015	Fiscal Year 2014	Fiscal Year 2015	Fiscal Year 2014
$450,993	$325,971	$0	$21,058	$23,979	$23,279	$3,041	$1,082

[1]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.
[3]	The nature of the services include agreed upon procedures relating to Charles Schwab Investment Management., Inc.’s, (“CSIM”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2015: $27,020	2014: $45,419

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Investments – Taxable and Tax-Free Bond Funds

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	October 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	October 14, 2015

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	October 12, 2015